As filed with the Securities and Exchange Commission on April 28, 2014

Registration No. 333- 185574

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☐

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 78

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA VARIABLE ANNUITY SERIES

Transamerica Life Insurance Company	Transamerica Financial Life Insurance Company
Separate Account B (EST. 1/19/1990)	Separate Account BNY (EST. 9/27/1994)
4333 Edgewood Road NE	4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001	Cedar Rapids, Iowa 52499-0001
(800)525-6205	(800)525-6205
www.transamerica.com	www.transamerica.com

This prospectus describes information you should know before you purchase a Transamerica Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the following portfolio companies:

AllianceBernstein Variable Products Series Fund, Inc.  • American Funds Insurance Series  • Fidelity® Variable Insurance Products Fund  • GE Investments Funds, Inc.  • Transamerica Series Trust

This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC’s website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.

Prospectus Date: May 1, 2014

Statement of Additional Information Date: May 1, 2014

TABLE OF CONTENTS continued

INTRODUCTION

How to buy this variable annuity

Ö CHOOSE A SHARE CLASS*

	Qualified Policy** Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%

* This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.

** We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f ) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).

Ö CHOOSE INVESTMENT OPTIONS

—	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
—	Fixed Account - A fixed interest account (if available).

Subject to limitations, you may move your policy value among each of these investment options.

Ö CHOOSE OPTIONAL GUARANTEED BENEFITS (IF DESIRED)*

Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM1, 2
Retirement Income MaxSM[1]
Retirement Income ChoiceSM 1.6[1,3]
Death Benefits	Return of Premium[1]
Annual Step-Up1
Additional Death Distribution[1]
Additional Death Distribution +[1]
Liquidity Rider (only with B-Share Class)	Liquidity Rider

1 Investment or other restrictions may apply

2 Also includes an accumulation benefit.

3 Also includes an optional death benefit.

* Additional fees may apply. Optional benefits may not be available through your financial intermediary or in all states.

Ö COMPLETE OUR APPLICATION OR ORDER FORM

Ö PAY THE APPLICABLE MINIMUM INITIAL DEPOSIT

FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 4%. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Owner Transaction Expenses:

	B-Share	C-Share	L-Share	X-Share
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$25	$0-$25	$0-$25	$0-$25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0 - $50	$0 - $50	$0 - $50	$0 - $50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
Optional Rider Charges:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Charges:	Maximum	Current
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income MaxSM (annual charge - % of Withdrawal Base)	2.00%	1.25%
Retirement Income ChoiceSM 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income ChoiceSM 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income ChoiceSM 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income ChoiceSM 1.6 rider:

Optional Guaranteed Lifetime Withdrawal Benefit Rider Charges:	Maximum	Current
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available	Maximum	Current
Income LinkSM (annual charge - % of Withdrawal Base)	2.00%	1.25%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2013 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	1.84%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2013, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (as of May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1370	$1419	$689	$1404	$1495
3 Years	$2599	$2735	$2077	$2693	$2695
5 Years	$3762	$3478	$3479	$3458	$3911
10 Years	$6780	$6904	$7049	$7016	$7021

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$650	$699	$689	$684	$685
3 Years	$1969	$2105	$2077	$2063	$2065
5 Years	$3312	$3478	$3479	$3458	$3461
10 Years	$6780	$6904	$7049	$7016	$7021

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Annual Service Charge:

The maximum annual service charge is $50. In no event will the service charge exceed 2% of the policy value or the maximum amount.

Criteria for Potential Waiver	Potential Waiver Amount*
Policy Value or sum of all premium payments less all withdrawals:
$50,000 thru $249,999.99	up to $ 35
$250,000 or more	up to $ 50
Participation in e-delivery program	up to $ 15

*In no event will we waive in the aggregate more than the actual annual service charge for any policy year.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:

Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Bond Fund - Class 2;	0.30%
American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2;
American Funds International Fund - Class 2
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B; GE Investments Total Return Fund - Class 2	0.20%
TA BlackRock Global Allocation - Service Class	0.10%

We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.

Liquidity Rider: This fee is only charged for the first four policy years.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.

Optional Rider Charges and Optional Guaranteed Lifetime Withdrawal Benefit Charges:

In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).

Retirement Income MaxSM Rider and Retirement Income ChoiceSM 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).

Total Portfolio Annual Operating Expenses:

The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY

This prospectus describes information you should know before you purchase the Transamerica Variable Annuity Series.

An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.

The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.

The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

PURCHASE

Policy Issue Requirements

We will not issue a policy unless:

—	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
—	we receive in good order (at our Administrative Office) a minimum initial premium payment; and
—	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application.

Premium Payments

General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000, and generally at least $1,000 for qualified policies. You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.

Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.

We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days from the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can’t process your policy. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. You will not earn interest on your initial premium payment during these review periods. Any initial premium payments received by us will be held in our general account until credited to your policy.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.

Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum annual contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the variable subaccounts.

If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to the Company, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to the Company. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.

Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the initial premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The premium enhancement percentage is determined by the annuitant’s age at the time of each premium payment. The percentage will decrease as the annuitant’s attained age increases. The following schedule shows the current premium enhancement percentages:

Annuitant’s Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%

The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off ). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.

The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.

The premium enhancement may vary for certain policies and may not be available for all policies.

INVESTMENT OPTIONS

This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund’s website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.

Not all subaccounts may be available for all policies.

Addition, Deletion, or Substitution of Investment Options

We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, we may, at our discretion, close a subaccount to new investments. Any subsequent premium payments, (including dollar cost averaging transactions) or transfers (including asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased annuity units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other investment options you have value allocated to and which are open to new investment.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.

The Fixed Account

The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:

—	Transfers at the end of a guaranteed period.
—	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
—	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone, or other electronic means acceptable to the Company, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.

Market Timing and Disruptive Trading

Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

—	impose redemption fees on transfers; or
—	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
—	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur despite the imposition of a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.

Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Investment Restrictions

If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.

Certain underlying fund portfolios may employ investment strategies that are intended to reduce the risk of loss and/or mange volatility. These investment strategies also may dampen the performance of the funds, which in turn will affect your policy value and the value of the benefit under your optional rider. Investment options not available with your optional rider may offer the potential for higher investment returns.

Certain underlying fund portfolios may be selected as permitted investments under each optional rider, in part, to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under that optional rider. In addition, these underlying fund portfolios may enable us to more efficiently manage the financial risks we bear under the guarantees provided by the optional riders.

For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios’ current prospectuses.

EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal

Option or the Unemployment Waiver.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.

Keep in mind that surrenders may be taxable and, if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.

Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.

Excess Interest Adjustment

Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 4%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Service Charge

We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.

Administrative Charges

We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.

Optional Benefits

If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges

We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof ) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.

Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.39%
GE INVESTMENTS FUNDS, INC.	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.

TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2013 we received $147,513,445.97 for Transamerica Life Insurance Company and $6,874,208.52 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

—	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

—	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
—	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2013, TCI or its affiliates received total revenue sharing payments in the amount of $5,212,365.52 from the following Fund managers and/or subadvisers to participate in TCI’s events: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Janus Capital • Jennison Associates • JP Morgan Asset Management • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • MFS • Morgan Stanley Investment Management • Morningstar Advisors • Natixis Global Asset Management • Neuberger Berman • Oppenheimer Funds • Pacific Investment Management Company • Ranger Investments • Schroder • Suntrust Investments • Systematic Financial Management • TS&W • Vanguard • Wellington Management Company.

Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.

ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

—	by making a surrender (either a full or partial surrender); or
—	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).

Surrenders

During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.

You may elect to take up to the free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.

Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:

—	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
—	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
—	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S = Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;

G = Is the guaranteed interest rate for the guaranteed period applicable to “S”;

C = Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and

M = Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.

* = multiplication

Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.

There will be no excess interest adjustment on any of the following:

—	withdrawals of cumulative interest credited for that guaranteed period option;
—	Nursing Care and Terminal Condition Waiver surrenders;
—	Unemployment Waiver surrenders;
—	transfers from a Dollar Cost Averaging fixed source;
—	withdrawals to satisfy any minimum distribution requirements; and
—	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

—	Any surrenders over $250,000;
—	Certain surrenders on or within 15 days of an address change;
—	Any surrender request made on or within 15 days of an ownership change;
—	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
—	Any surrender when we do not have an originating or guaranteed signature on file;
—	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law). In no event can this date be earlier than the third policy anniversary (earlier if required by state law).

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).

Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only.

Income for a Specified Period of at least 10 years (fixed only). We will make level annuity payments only for a fixed period of at least 10 years. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

—	No Period Certain (fixed or variable) - Payments will be made only during the annuitant’s lifetime. The last annuity payment will be the payment immediately before the annuitant’s death.
—	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant’s lifetime or ten years.
—	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

Joint and Survivor Annuity. You may choose:

—	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
—	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.

Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.

NOTE CAREFULLY

IF:

—	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
—	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

—	we may make only one (two, three, etc.) annuity payments.

IF:

—	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
—	the person receiving annuity payments dies prior to the end of the guaranteed period;

THEN:

—	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, directions regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.

Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death (satisfactory evidence may include a certified death certificate).

When We Pay A Death Benefit

We will pay a death benefit IF:

—	you are both the annuitant and sole owner of the policy; and
—	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

—	you are not the annuitant; and
—	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

—	you are the owner but not the annuitant; and
—	you die prior to the annuity commencement date.

Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

—	you are not the annuitant; and
—	you die on or after the annuity commencement date; and
—	the entire guaranteed interest in the policy has not been paid;

THEN:

—	the remaining portion of such guaranteed interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

—	you are the owner and annuitant; and
—	you die after the annuity commencement date; and
—	the annuity payment option you selected did not have or no longer has a guaranteed period;

THEN:

—	no additional payments will be made (there is no death benefit).

Succession of Ownership

If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

—	any surviving owner;
—	primary beneficiary;
—	contingent beneficiary; or
—	owner’s estate.

Spousal Continuation

If the sole primary beneficiary is the spouse, upon the owner’s or the annuitant’s death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant’s death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant’s death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving the same sex spouses.

For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant’s social security number at the time of claim, she or he shall be treated as the owner/annuitant’s spouse. In those circumstances, the owner/annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant’s spouse is the sole primary beneficiary of the annuitant’s interest in such account, the annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, partial withdrawals or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

—	the policy value on the date we receive the required information in good order at our Administrative Office;

—	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
—	minimum required cash value; and
—	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

—	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
—	any premium payments since the date of any policy anniversary with the largest policy value; minus
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death: minus
—	withdrawals from the date of death to the date the death benefit is paid.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.

Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Please note:

—	All policy value must be allocated to one or more designated investment options.
—	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

—	total premium payments; minus
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death; minus
—	withdrawals from the date of death to the date the death benefit is paid.

This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.

Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Please note:

—	All policy value must be allocated to one or more designated investment options.
—	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

TAX INFORMATION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a policy’s provisions, the plan’s provisions will control.

If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.

The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

The value of living and death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.

We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Policy

Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

Different Individual Owner and Annuitant

If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

—	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
—	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.

Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies

When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1⁄2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Non-Qualified Stretch Annuity

In certain instances a non-spousal beneficiary may be permitted to elect a “stretch” annuity option as a means of disbursing death proceeds from a non-qualified annuity. The only method the Company uses for making distribution payments from a non-qualified “stretch” annuity is the required minimum distribution method as set forth in Revenue Ruling 2002-62. the applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Guaranteed Lifetime Withdrawal Benefits

For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.

Aggregation

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.

Partial Annuitization

Under a tax provision enacted in 2010, if part of a non-qualified annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.

Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.

Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Same Sex Relationships

Section 3 of the Federal Defense of Marriage Act was recently ruled unconstitutional and the Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences.

Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of this ruling and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.

Taxation of Surrenders and Partial Withdrawals - Qualified Policies

In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.

The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1⁄2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1⁄2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Withholding

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,340,000) and 40% respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)

Beginning in July of 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Qualified Policies

The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1⁄2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is a qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1⁄2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59 1⁄2, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1⁄2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1⁄2. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section

457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Ineligible Owners-Qualified

We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f ) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.

Qualified Plan Distributions

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70 1⁄2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.

ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59  1⁄2, may be subject to a 10% federal penalty tax.

Liquidity Rider

The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the

B-Share for the first four years.

Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

—	This feature terminates upon annuitization and there is a mandatory annuitization date.
—	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

—	the Additional Death Distribution factor (see below); multiplied by
—	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death

Distribution will be considered.

Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing,
—	the policy is annuitized or surrendered, or
—	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

—	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
—	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.

The rider benefit percentage may vary but equals 30% for issue ages0- 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing in good order,
—	the policy is annuitized or surrendered, or
—	the additional death benefit is paid or added to the policy value under a spousal continuation.

If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ if it is still being offered, immediately. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Nursing Care and Terminal Condition Waiver

No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

—	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
—	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.

The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.

Unemployment Waiver

No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:

—	employed full time for at least two years prior to becoming unemployed;
—	employed full time on the policy date;
—	unemployed for at least 60 days in a row at the time of surrender;
—	must have a minimum cash value at the time of surrender of $5,000; and
—	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.

The Unemployment Waiver may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone and Electronic Transactions

Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.

We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.

Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your financial representative’s can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take you transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners’ privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

—	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
—	Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.

IF:

—	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program

THEN:

—	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
—	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
—	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the PAM investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.

The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:

—	Income LinkSM Rider

See Rider Grid for additional information on this rider.

Guaranteed Principal SolutionSM Rider

You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.

Please note:

—	Certain protections under the rider are available only if you hold the rider for ten years.
—	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
—	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
—	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider

If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

—	the guaranteed future value on the rider date; plus
—	a percentage of subsequent premium payments (as described below); less
—	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

—	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
—	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider

If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

—	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
—	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)

Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

—	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
—	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)

—	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.

Withdrawals under the guaranteed minimum withdrawal benefit also:

—	reduce your policy value;
—	reduce the guaranteed future value;
—	reduce your death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).

Maximum Annual Withdrawal Amount. Under this benefit:

—	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

—	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59 1⁄2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

—	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

—	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.
—	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
—	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1⁄2. You should consult a tax adviser before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

—	the total withdrawal base on the rider date; plus
—	subsequent premium payments; less
—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (if
X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

—	the minimum remaining withdrawal amount on the rider date; plus
—	subsequent premium payments; less
—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.

Transactions you make also affect the number of PAM transfers including:

—	additional premium payments; and
—	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the

PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:

—	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
—	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income MaxSM rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation
§ 1.401(a)(9)-9, A-1. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income MaxSM - Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
—	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

—	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
—	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.0%	0.0%	0.0%	0.0%
59-64	4.30%	4.00%	4.30%	3.80%
65-79	5.30%	5.00%	5.30%	4.80%
≥80	6.30%	6.00%	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
—	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	the current withdrawal base;
—	the withdrawal base immediately before the rider anniversary, increased by the growth percentage, if any (see Growth below);
—	the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic
Step-Up below).

See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:

Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.5%	5.0%

The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

Please note: Because a withdrawal will eliminate the potential application of the growth percentage for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,764 which is the applicable withdrawal percentage of 5.3% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.

See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income MaxSM Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
—	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income MaxSM - Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of the Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

—	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
—	The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant’s spouse).
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	This option may not be permitted in the case of certain non-natural owners.
—	The rider’s issue ages may vary if you elect this option.

Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant’s spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).

Retirement Income MaxSM Rider Fees

Retirement Income MaxSM Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)  is the withdrawal base;

(B)  is the rider fee percentage; and

(C)  is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.0125*(91/365)

= 1,250*(91/365)

= $311.64

We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:

= 10,000*0.0125*(20/365)

= 125*(20/365)

= $6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 6.85 + 311.64

= $318.49

Retirement Income MaxSM Rider Issue Requirements

We will not issue the Retirement Income MaxSM rider unless:

—	the annuitant is not yet age 86 (lower if required by state law);
—	the annuitant is also an owner (except in the case of non-natural owners);
—	there are no more than two owners; and
—	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies and not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income ChoiceSM 1.6 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income ChoiceSM 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. If you elect the Retirement Income ChoiceSM 1.6 rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income ChoiceSM 1.6 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
—	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
—	Any withdrawal will reduce your rider death benefit (if applicable).
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income ChoiceSM 1.6 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.0%	0.0%	0.0%	0.0%
59-64	4.00%	3.75%*	4.0%	3.5%
65-79	5.00%	4.75%*	5.0%	4.5%
> 80	6.00%	5.75%*	6.0%	5.5%

* For policies issued in New York, these withdrawal percentages will be 0.25% lower.

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	Current withdrawal base;
—	The withdrawal base immediately before the rider anniversary, increased by the growth percentage, if any (see Growth below);
—	The policy value on any monthiversarySM, including the current rider anniversary (see Automatic Step-Up below).

Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:

Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.5%*	5.0%

* For policies issued in New York with the Joint Life Option, the growth percentage will be 0.50% lower.

The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

Please note: Because a withdrawal will eliminate the potential application of the growth percentage for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not increase more than 75 basis points (0.75%) from the rider fee percentage on the rider date.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income ChoiceSM 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
—	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.

Please note:

—	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
—	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
—	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.

Retirement Income ChoiceSM 1.6 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

—	Death Benefit;
—	Joint Life; and
—	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income ChoiceSM 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.

Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

—	the rider death benefit on the rider date; plus
—	subsequent premium payments; less
—	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See

“Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

—	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
—	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
—	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
—	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
—	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.

Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy).

Please note:

—	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
—	The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant’s spouse).
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

—	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
—	This option may not be permitted in the case of certain non-natural owners.

Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant’s spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

—	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
—	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
—	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
—	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
—	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

—	It is operated pursuant to the laws of the jurisdiction in which it is located;
—	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
—	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
—	It is supervised by a staff of one or more licensed physicians; and
—	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

—	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;
—	It provides care performed or supervised by a registered graduate nurse;
—	It provides room and board accommodations;
—	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
—	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
—	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

—	Assisted living facilities or residential care facilities;
—	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
—	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
—	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
—	A rehabilitation hospital or basic care facilities;
—	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
—	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.6 Fees

Retirement Income ChoiceSM 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;
(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses assumed policy values as follows: Group A - $50,000; Group B - $30,000; and Group C - $20,000:

Example 1: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base of 100,000

= 100,000 * [(50,000*0.0155) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)

= 100,000 * (775 + 330 + 140) / 100,000 * (91/365)

= 100,000 * 1,245/100,000 * (91/365)

= 1,245 * (91/365)

= $310.40

We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Please note regarding the base rider fee:

—	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
—	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter (allocated as in Example 1). the withdrawal base change equals $10,000. The fee adjustment is:

= 10,000 * [(5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (20/365)

= 10,000 * (77.50 + 33 + 14) / 10,000 * (20/365)

= 10,000 * 124.50/100,000 * (91/365)

= 124.50 * (91/365)

= $6.82

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):

= 6.82 + 310.40

= $317.22

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 3: Calculation for $5,000 fund transfer from Group A (with $3,000 going into Group B and $2,000 into Group C) occurring during second quarter with 25 days remaining in the rider quarter, assuming:

Withdrawal Base = $104,590.16 Policy Value = $90,000

= 104,590.16 * [(-5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (25/365)

= 104,590.16 * (-77.50 + 33 + 14) / 90,000 * (25/365)

= 104,590.16 * -30.50/90,000 * (25/365)

= -35.44 * (25/365)

= $-2.43

Total fee assessed at end of the second rider quarter (assuming no further rider fee adjustments):

= 310.40 - 2.43

= + $307.97

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.6 Rider Issue Requirements

We will not issue the Retirement Income ChoiceSM 1.6 rider if:

—	the annuitant is 86 or older (lower if required by state law);
—	the annuitant is not an owner (except in the case of non-natural owners);
—	there are more than two owners; and
—	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).

The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income ChoiceSM 1.6 rider and any additional options will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant’s beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

OTHER INFORMATION

State Variations

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state’s variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

Arizona. Owners age 65 and above have a 30 day right to cancel.

California. Policy may be canceled by returning the policy or by sending in a written notice. Owners age 60 and above have a 30 day right to cancel. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Nursing Care and Terminal Condition Waiver are not available. The Income EnhancementSM is not available under the Retirement Income ChoiceSM 1.6 rider. The Retirement Income MaxSM rider does not terminate upon ownership changes or assignments that have not been approved by the Company. The fixed account is not available.

Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The unemployment waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income ChoiceSM 1.6 rider. We have the right to reject certain ownership changes and assignments on policies with the Retirement Income MaxSM and Retirement Income ChoiceSM 1.6 riders.

Florida. Owners have a 21 day right to cancel period and will receive Return of Premium. Excess interest adjustment is not applied upon annuitization or death. No surrender charge is applied upon death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income MaxSM rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.

Montana. Unemployment waiver is not available. Premium enhancement recapture does not include unemployment. Death benefit must be paid within 60 days and any interest due after 30 days.

New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution, Additional Death Distribution + and the Income EnhancementSM under the Retirement Income ChoiceSM 1.6 rider are not available. Telephone transactions may not be available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. Death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. Policy value is used upon annuitization. Annuity commencement date cannot be earlier than the first policy anniversary. Retirement Income MaxSM Rider issue requirements are annuitant is 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM, Retirement Income MaxSM and Retirement Income ChoiceSM 1.6 rider fees cannot be deducted from the fixed account if available. Retirement Income MaxSM rider does not terminate upon ownership changes or assignments that have not been approved by the Company.

North Dakota. Right to cancel period is 20 days.

Oregon. Retirement Income Choice 1.6SM rider may not terminate upon assignment or certain ownership changes.

Washington. The Retirement Income ChoiceSM 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.

Ownership

You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Termination for Low Value

If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal tax law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.

Regulatory Modifications to Policy

We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.

Certain Offers

We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering our variable annuity products, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including us, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

Information About Us

We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.

Financial Condition

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

The Separate Account

Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.

The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.

The Funds

At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.2% of premium payments (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2013, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between 0.10% and 0.50% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2013, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC • BancWest Investment Services, Inc. • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial, Inc. • Cetera Advisor Networks • Cetera Advisors LLC • Cetera Financial Specialists • Cetera Investment Services • CFD Investments, Inc. • Citigroup • Commonwealth Financial Network • Equity Services Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Hantz Financial Services Inc. • Huntington Investment Company • ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • James T. Borello & Company • Janney Montgomery Scott, LLC • Linsco Private Ledger - LPL • M&T Securities Inc. • Merrill Lynch Life Agency • Money Concepts Capital, Corp • Morgan Stanley Smith Barney • National Planning • NFP Securities • Park Avenue Securities, LLC • Raymond James and Associates • Raymond James Financial Services • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • Triad Advisors, Inc. • UBS Financial Services, Inc. • US Bancorp Investments Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors, L.L.C. • Wells Fargo Wealth Brokerage Insurance Agency, L.L.C. • Woodbury Financial

During 2013, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2013
Linsco Private Ledger - LPL	$2,822,302.97
Morgan Stanley Smith Barney	$2,526,968.59
Wells Fargo Wealth Brokerage	$1,879,963.24
Wells Fargo Advisors, L.L.C.	$1,744,265.47
UBS Financial Services	$1,040,517.53
Transamerica Financial Advisors	$ 948,816.59
Merrill Lynch Life Agency	$ 830,405.66
Hantz Financial Services Inc	$ 675,217.79
CCO Investment Services Corp.	$ 558,323.84
National Planning	$ 536,125.52

No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms	3
The Policy - General Provisions	6
Investment Experience	10
Performance	14
Historical Performance Data	14
Published Ratings	16
State Regulation of Us	17
Administration	17
Records and Reports	17
Distribution of the Policies	17
Voting Rights	18
Other Products	19
Custody of Assets	19
Independent Registered Public Accounting Firm	19
Other Information	19
Financial Statements	19

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law and for certain qualified policies).

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.

Fixed Account — One or more investment options under the policy that are part of our general assets and are not in the separate account.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus
—	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
—	interest credited in the fixed account; plus
—	accumulated gains in the separate account; minus
—	accumulated losses in the separate account; minus
—	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Surrender Charge Free Amount — The amount that can be withdrawn each policy year without incurring any surrender charges.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.

Written Notice — Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

APPENDIX

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES ® TRUST
American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond Fund - Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International Fund - Class 2	American Funds - International Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund ® Portfolio – Service Class 2	Fidelity VIP Contrafund ® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Tactical Allocation - Service Class(4)	Transamerica BlackRock Tactical Allocation VP - Service Class(4)	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor’s 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective:
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Manager Alternative Strategies(3)	Transamerica Multi-Manager Alternative Strategies VP(3)	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Real Return TIPS - Service Class	Transamerica PIMCO Real Return TIPS VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical – Balanced VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical – Conservative VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical – Growth VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class(5)	Transamerica Torray Concentrated Growth VP – Service Class(5)	Torray LLC(5)
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Aggressive Growth - Service Class	Transamerica Vanguard ETF Portfolio - Aggressive Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA WMC Diversified Growth - Service Class	Transamerica WMC Diversified Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	This investment option is not available with the Return of Premium death benefit or the Annual Step-Up death benefit.
(4)	Effective on or about May 1, 2014, Transamerica Hanlon Income VP merged into Transamerica BlackRock Tactical Allocation VP.
(5)	Effective on or about May 1, 2014 Transamerica BNP Paribas Large Cap Growth VP was renamed Transamerica Torray Concentrated Growth VP and is subadvised by Torray, LLC.

Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider Designated Allocation Groups
Funds				A	B	C
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	✓	✓
AllianceBernstein Growth and Income Portfolio – Class B	✓	✓
American Funds - Asset Allocation Fund - Class 2	✓	✓
American Funds - Bond Fund - Class 2	✓	✓	✓			✓
American Funds - Growth Fund - Class 2	✓	✓
American Funds - Growth-Income Fund - Class 2	✓	✓
American Funds - International Fund - Class 2	✓	✓
Fidelity VIP Balanced Portfolio - Service Class 2	✓	✓
Fidelity VIP Contrafund ® Portfolio - Service Class 2	✓	✓
Fidelity VIP Mid Cap Portfolio - Service Class 2	✓	✓
Fidelity VIP Value Strategies Portfolio - Service Class 2	✓	✓
GE Investments Total Return Fund - Class 3	✓	✓
TA Aegon High Yield Bond - Service Class	✓	✓
TA Aegon Money Market - Service Class	✓	✓	✓			✓
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	✓	✓	✓		✓
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	✓	✓	✓			✓
TA Aegon Tactical Vanguard ETF - Growth - Service Class	✓	✓		✓
TA Aegon U.S. Government Securities - Service Class	✓	✓	✓			✓
TA AllianceBernstein Dynamic Allocation - Service Class	✓	✓				✓
TA Asset Allocation - Conservative - Service Class	✓	✓	✓			✓
TA Asset Allocation - Growth - Service Class	✓	✓
TA Asset Allocation - Moderate - Service Class	✓	✓	✓		✓
TA Asset Allocation - Moderate Growth - Service Class	✓	✓		✓
TA Barrow Hanley Dividend Focused - Service Class	✓	✓
TA BlackRock Global Allocation - Service Class	✓	✓
TA BlackRock Tactical Allocation - Service Class	✓	✓			✓
TA Clarion Global Real Estate Securities - Service Class	✓	✓
TA International Moderate Growth - Service Class	✓	✓		✓
TA Janus Balanced - Service Class	✓	✓		✓

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider Designated Allocation Groups
Funds				A	B	C
TA Jennison Growth - Service Class	✓	✓
TA JPMorgan Core Bond - Service Class	✓	✓	✓			✓
TA JPMorgan Enhanced Index - Service Class	✓	✓
TA JPMorgan Mid Cap Value - Service Class	✓	✓
TA JPMorgan Tactical Allocation - Service Class	✓	✓	✓			✓
TA Legg Mason Dynamic Allocation - Balanced - Service Class	✓	✓	✓		✓
TA Legg Mason Dynamic Allocation - Growth - Service Class	✓	✓		✓
TA Market Participation Strategy - Service Class	✓	✓	✓		✓
TA MFS International Equity - Service Class	✓	✓
TA Morgan Stanley Capital Growth - Service Class	✓	✓
TA Morgan Stanley Mid Cap Growth - Service Class	✓	✓
TA Multi-Managed Balanced - Service Class	✓	✓
TA PIMCO Real Return TIPS - Service Class	✓	✓	✓			✓
TA PIMCO Tactical - Balanced - Service Class	✓	✓	✓		✓
TA PIMCO Tactical - Conservative - Service Class	✓	✓	✓			✓
TA PIMCO Tactical - Growth - Service Class	✓	✓		✓
TA PIMCO Total Return - Service Class	✓	✓	✓			✓
TA Systematic Small Mid Cap Value - Service Class	✓	✓
TA T. Rowe Price Small Cap - Service Class	✓	✓
TA Torray Concentrated Growth - Service Class	✓	✓
TA TS&W International Equity - Service Class	✓	✓
TA Vanguard ETF - Aggressive Growth - Service Class	✓	✓
TA Vanguard ETF - Balanced - Service Class	✓	✓	✓		✓
TA Vanguard ETF - Conservative - Service Class	✓	✓	✓			✓
TA Vanguard ETF - Growth - Service Class	✓	✓		✓
TA WMC Diversified Growth - Service Class	✓	✓
Fixed Account	✓	✓	✓			✓

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2013. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Transamerica Financial Life Insurance Company
4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

B-SHARE

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.700276	0.000	0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.960652	0.000	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.145519	0.000	0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.540899	0.000	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.775513	363.553	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.876212	220.186	0.000
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.208331	304.826	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.055665	0.000	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.900768	592.324	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.318322	436.161	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.694967	0.000	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.638836	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.974176	81.067	0.000

B-Share — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.867524	0.000	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.389003	8,800.497	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.139188	825.344	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.730995	0.000	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.515832	0.000	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.515832	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.110268	826.866	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.438955	0.000	10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.484188	0.000	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.641818	16,686.054	10,180.865
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.022930	204.597	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.564972	0.000	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.653324	154.086	0.000
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.527416	8,216.815	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.147694	0.000	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.851213	0.000	0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.522939	725.569	0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.930754	137.441	0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.519543	0.000	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.568838	0.000	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.708139	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.597940	0.000	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.050472	4,731.853	10,620.005

B-Share — (Continued)

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.258624	869.397	10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.680532	140.573	0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.841461	0.000	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.065013	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.584149	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.270186	0.000	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.821553	0.000	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$8.862005	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.402930	2,467.270	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.132325	0.000	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.757765	292.601	0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.460432	0.000	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.108297	0.000	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.823910	212.280	0.000
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.874312	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.202665	0.000	0.000
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.456039	0.000	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.442550	7,279.588	0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.194356	823.282	0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.922306	3,027.932	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.915368	450.670	0.000

B-Share — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.761224	14,995.732	0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2013	$10.000000	$12.028720	35,314.073	3,498.424
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.208984	138,211.893	0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.595288	146,080.294	30,156.996
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.842546	71,129.439	13,719.092
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.943820	52,765.149	17,557.157
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.272124	16,463.971	8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.118629	18,532.916	1,571.840
Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.968514	100,871.307	12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.388426	32,322.823	4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.761540	35,644.269	7,281.608
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.699427	6,653.874	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.031013	46,472.543	7,044.338
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.923751	899,801.995	145,828.155
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.448174	3,730,758.901	253,611.218
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.196963	986,485.934	34,113.523
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.792110	1,068,568.547	111,560.626
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.570072	520,275.110	60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.570072	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.167870	268,509.728	14,090.541
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.498423	785,477.811	13,158.362
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.549567	2,468.009	5,258.281
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.702435	5,462,160.802	400,013.153

B-Share — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.085692	1,507,985.665	85,215.629
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.630812	7,256.513	4,780.753
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.714003	32,497.068	13,264.757
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.587385	1,969,138.867	150,960.379
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.199845	12,860.930	2,560.342
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.907355	54,593.921	0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.582852	545,902.099	46,261.476
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.993018	605,286.567	62,095.414
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.590808	51,653.070	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.623381	199,980.549	5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.774789	20,179.528	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.663974	31,965.230	6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.107747	1,755,876.651	83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.317071	1,731,470.954	170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.741367	534,123.874	68,654.884
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.903208	992,195.452	106,705.872
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.127981	22,301.612	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.661415	17,726.290	1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.340009	28,463.664	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.883184	12,212.154	0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2013	$10.000000	$10.221398	2,592.569	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$8.912553	245,406.237	11,790.081
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.462191	1,463,697.677	85,934.688

C-Share — (Continued)

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.190054	318,136.507	32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.819034	399,652.809	52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.514350	999,005.652	71,077.327
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.177203	18,193.980	539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.896853	36,367.237	7,173.521
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.941909	5,936.209	8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.266414	20,897.827	0.000
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.521257	33,734.418	723.767
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.502044	8,825,054.935	372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.252434	875,220.175	29,954.334
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.984499	3,424,842.904	312,077.531
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.983201	2,268.861	704.213

C-SHARE

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.707426	0.000	0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.968644	2,369.962	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.152965	1,466.780	0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.547280	1,815.406	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.783374	4,230.107	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.884149	4,909.629	0.000
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.215808	1,229.873	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.063047	1,997.869	0.000

C-Share — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.908722	1,992.978	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.326543	2,736.118	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.702776	886.819	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.645948	550.217	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.980853	287.883	1,762.588
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.874119	5,573.634	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.395937	38,791.540	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.145981	2,514.838	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.738168	9,775.439	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.522193	2,022.228	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.522193	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.117028	3,239.238	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.445939	1,519.090	0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.491860	2,392.175	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.030283	85,646.318	0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.648942	173,290.957	13,241.008
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.572700	2,624.079	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.660455	11,363.560	0.000
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.534462	9,529.686	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.153815	204.168	628.281
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.857800	517.471	0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.529969	3,903.920	0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.938069	6,600.572	0.000

C-Share — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.527909	846.776	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.575240	1,005.136	2,336.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.715964	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.605686	3,547.942	525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.057197	35,485.172	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.265484	25,530.491	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.687674	1,438.175	0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.848708	31,497.804	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.072399	2,797.604	2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.593218	1,952.504	500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.278394	3,585.144	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.828798	1,040.155	1,109.966
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$8.867938	8,649.772	620.685
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.409893	43,359.072	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.139103	2,180.229	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.764954	556.157	0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.466752	32,790.324	1,201.501
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.116373	2,146.864	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.832468	2,921.469	501.385
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.882254	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.210143	935.393	0.000
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.463692	0.000	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.449534	66,841.118	779.908

C-Share — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.201181	3,755.106	0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.929605	282,854.970	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.923333	0.000	0.000

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.732499	2,156.303	0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.996639	4,707.190	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.179081	52,330.532	0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.569654	5,569.473	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.810950	9,822.023	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.911959	17,099.440	0.000
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.242065	6,137.813	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.088942	6,173.877	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.936588	4,030.545	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.355386	3,171.412	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.730167	1,989.725	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.670871	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.004232	84,301.392	0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.897251	57,870.277	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.420282	260,344.268	971.503
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.169739	21,828.140	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.763305	109,908.889	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.544504	4,015.540	0.000

C-Share — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.544504	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.140718	9,430.201	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.470392	22,048.721	0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.518746	146.083	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.673869	132,252.082	0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.056109	77,657.082	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.599780	1,392.000	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.685410	5,265.608	0.000
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.559125	30,702.750	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.175268	2,015.854	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.880886	0.000	0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.554614	31,673.438	0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.963675	19,062.820	0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.557212	0.000	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.597673	5,378.683	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.743375	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.632849	156.987	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.080743	66,087.751	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.289523	27,869.605	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.712700	39,877.094	0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.874107	37,368.919	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.098302	903.481	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.625003	0.000	0.000

L-Share — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.307103	329.927	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.854138	2,974.733	0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2013	$10.000000	$10.215014	0.000	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$8.888722	3,909.024	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.434264	41,882.250	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.162845	13,289.079	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.790157	12,497.564	0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.488936	40,575.761	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.144720	2,464.500	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.862470	2,044.119	0.000
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.910049	198.556	0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.236370	417.455	0.000
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.490516	0.000	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.474011	324,141.525	967.149
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.225070	37,130.072	0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.955190	110,614.547	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.951240	814.652	0.000

L-SHARE

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.711007	23,950.748	3,283.869
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.972638	30,535.530	19,817.027
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.156691	124,246.861	4,991.738

L-Share — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.550465	68,273.201	14,989.456
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.787317	61,268.689	14,467.469
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.888121	130,249.623	8,566.638
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.219555	32,094.277	8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.066747	25,153.215	1,847.105
Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.912701	81,347.031	25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.330676	83,753.785	13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.706687	49,713.463	5,504.695
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.649503	9,092.358	732.635
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.984180	195,118.293	15,287.601
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.877422	398,611.180	95,562.423
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.399412	969,298.909	193,081.112
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.149364	145,292.804	19,152.741
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.741760	556,119.893	201,574.461
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	152,068.066	51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.120413	87,419.820	29,544.161
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.449437	112,218.837	31,598.773
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.495701	19,084.184	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.652493	1,812,160.186	157,873.589
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.033969	885,183.766	218,920.095
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.576563	34,318.997	6,453.372
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.664010	152,124.030	27,743.504

L-Share — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.537980	622,413.183	67,683.110
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.156876	41,240.898	16,648.378
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.861099	3,064.612	4,161.361
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.533491	265,879.539	55,898.626
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.941727	283,387.831	55,481.023
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.532091	29,068.706	224.468
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.578442	75,650.356	8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.719868	106,018.564	1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.609569	64,552.937	10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.060561	591,414.118	49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.268922	505,160.442	82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.691252	464,201.951	30,827.475
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.852328	339,896.373	16,136.459
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.076094	55,617.989	6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.597759	9,347.744	0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.282490	25,495.762	10,760.839
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.832406	2,925.072	7.170
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$8.870906	94,596.042	16,760.130
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.413369	447,863.188	46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.142494	63,851.665	5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.768556	126,163.176	27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.469916	406,244.058	44,220.768
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.120421	36,267.066	7,309.629

L-Share — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.836738	76,374.754	15,633.649
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.886217	17,600.467	10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.213892	10,364.029	10,715.341
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.467518	55,459.015	19,553.794
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.453037	1,811,998.711	167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.204584	140,874.387	20,431.164
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.933258	1,629,355.721	450,363.944
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.927318	35,679.078	8,665.049

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	3,341.657	316.419
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	21,856.165	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	40,691.480	306.167
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.572853	48,244.062	1,747.509
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	28,219.573	292.644
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	79,993.089	292.596
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	24,943.959	306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	98,079.100	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	10,840.127	874,845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	35,108.203	565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	2,394.411	592.605
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	14.971	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.007569	454,433.033	0.000

L-Share — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	384,089.323	20,842.924
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.423761	1,640,171.897	33,291.767
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.173136	288,617.052	32,302.207
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.766901	757,546.998	24,812.146
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	118,019.127	12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.144110	105,114.053	2,202.988
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.473903	285,473.261	36,537.062
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.522602	18,915.919	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.677437	3,258,183.934	113,366.040
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.059804	1,764,489.987	129,102.681
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	3,449.318	1,452.199
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.688977	83,325.946	4,642.464
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.562653	968,809.271	24,968.725
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	15,048.486	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	415.044	1,394.784
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.558141	253,806.662	18,175.270
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.967341	278,846.205	13,008.480
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	6,832.618	3,834.403
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.600889	58,277.786	11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	9,473.375	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	8,222.901	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.084125	902,505.293	21,333.911

X-Share — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.292971	1,039,380.138	28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.716280	287,278.458	35,401.322
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.877738	554,239.451	5,877.135
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	6,050.885	854.495
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	4,582.366	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	3,643.075	1,176.849
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.857766	4,677.660	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.215816	911.781	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.891705	83,161.041	1,280.881
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.437749	663,747.387	24,930.676
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.166237	154,285.485	12,625.256
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.793759	187,171.655	16,589.157
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.492111	256,632.708	25,569.173
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	13,338.672	559.975
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	17,070.291	1,934.378
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	557.189	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	0.000	0.000
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$14.494357	12,409.129	1,685.932
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	4,153,049.354	87,085.678
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	472,504.182	2,335.180
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	2,385,027.830	167,039.670
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	2,683.729	3,787.978

X-SHARE

X-Share — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.711007	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.972638	3,032.105	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.156691	75,409.507	0.000
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.550465	27,207.388	1,231.452
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.787317	7,390.560	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.888121	4,060.769	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.219555	3,967.271	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.066747	8,454.234	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.912701	5,426.899	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.330676	5,679.391	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.706687	4,447.118	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.649503	1,379.793	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.984180	17,471.857	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.877422	90,198.082	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.399412	261,775.976	20,302.256
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.149364	68,183.031	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.741760	181,462.867	14,012.207
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	210,089.217	12,285.588
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.120413	61,980.123	0.000
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.449437	54,400.588	1,153.454
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.495701	10,332.616	2,020.947
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.652493	574,590.373	64,108.488

X-Share — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.033969	322,040.388	25,615.689
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.576563	2,148.970	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.664010	7,586.979	0.000
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.537980	214,649.401	11,340.714
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.156876	11,426.843	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.861099	549.936	0.000
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.533491	121,399.558	5,713.512
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.941727	151,816.419	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.532091	1,511.133	0.000
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.578442	36,806.110	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.719868	9,743.777	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.609569	6,008.446	0.000
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.060561	205,582.055	18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.268922	153,557.869	6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.691252	152,318.000	4,682.708
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.852328	176,352.356	5,103.611
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.076094	22,044.900	523.863
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.597759	2,073.137	879.797
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.282490	1,753.473	0.000
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.832406	10,051.989	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.870906	112,955.236	6,885.940
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.413369	85,136.975	10,343.226
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.142494	28,996.096	0.000

X-Share — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.768556	81,578.800	2,338.169
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.469916	101,190.096	9,257.141
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.120421	8,039.206	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.836738	8,070.959	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.886217	6,508.897	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.213892	0.000	514.886
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.467518	27,248.664	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.453037	493,178.589	11,578.948
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.204584	149,500.111	7,587.017
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.933258	526,666.776	309,942.162
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.927318	3,649.583	0.000

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	2,961.832	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	5,060.065	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	5,460.791	0.000
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.572853	20,894.979	4,937.603
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	5,605.280	2,109.894
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	2,342.830	1,063.820
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	4,393.718	1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	787.780	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	2,648.529	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	6,157.133	0.000

X-Share — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	329.048	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	0.000	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.007569	159,376.034	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	165,630.010	5,372.471
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.423761	380,104.083	4,700.921
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.173136	52,488.177	377.148
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.766901	132,560.522	12,321.160
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	64,588.028	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.144110	43,283.804	0.000
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.473903	114,533.582	0.000
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.522602	5,858.719	0.000
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.677437	580,743.752	15,506.739
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.059804	175,051.481	3,902.179
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	1,618.992	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.688977	5,947.822	0.000
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.562653	182,959.852	20,631.907
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	2,807.881	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	2,298.593	0.000
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.558141	98,470.425	3,107.740
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.967341	136,034.029	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	3,295.572	0.000
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.600889	27,513.051	262.195

X-Share — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	2,471.024	1,069.548
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.084125	152,872.006	6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.292971	262,180.810	1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.716280	68,616.863	0.000
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.877738	89,652.002	260.599
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	902.411	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	13,726.551	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	2,596.771	0.000
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.857766	624.471	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.215816	0.000	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.891705	19,115.452	279.969
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.437749	82,776.931	4,630.669
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.166237	28,507.539	5,596.475
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.793759	71,227.478	1,027.060
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.492111	51,271.286	265.059
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	0.000	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	11,818.614	981.351
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	2,317.261	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	0.000	0.000
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.494357	6,890.543	1,084.511
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	405,855.260	2,193.374
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	298,286.411	15,489.309

X-Share — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	386,346.006	28,550.047
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	0.000	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective on or about May 1, 2014, Transamerica Hanlon Income VP merged into Transamerica BlackRock Tactical Allocation VP.
(5)	Effective on or about May 1, 2014, Transamerica BNP Paribas Large Cap Growth VP was renamed Transamerica Torray Concentrated Growth VP and is subadvised by Torray LLC.

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Surrenders (full and partial), transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=

Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.

G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=

Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and

M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication

The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S * (G-C) * (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C) * (M/12)
= 50,000.00 * (.055-.045) *(42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
Excess interest adjustment	= 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E+ surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium payment:	$50,000.00
Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
Excess interest adjustment	= 15,818.79 * (.055 - .045) * (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E+ surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX

DEATH BENEFIT

Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:

AW = adjusted withdrawal

GW = gross withdrawal

DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)

PV = policy value prior to the withdrawal

GMDB = guaranteed minimum death benefit prior to the withdrawal

CV = cash value prior to the withdrawal

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1: Death Proceeds Greater than Policy Value

Assumptions:

GMDB = $75,000

PV = $50,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$50,000) = $23,241

Summary:

Reduction in guaranteed minimum death benefit	= $23,241
Reduction in policy value	= $15,494
New guaranteed minimum death benefit amount	= $51,759
New policy value (after withdrawal)	= $34,506

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.

Example 2: Death Proceeds Equal to Policy Value

Assumptions:

GMDB = $50,000

PV = $75,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$75,000) = $15,494

Death Benefit — (Continued)

Summary:

Reduction in guaranteed minimum death benefit	= $15,494
Reduction in policy value	= $15,494
New guaranteed minimum death benefit amount	= $34,506
New policy value (after withdrawal)	= $59,506

The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.

These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000	$95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826

* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$25,000
Gross partial surrenders after the rider date:	$30,000
Policy value on date of surrender:	$150,000
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000

Example 2

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$0
Gross partial surrenders after the rider date:	$0
Base policy death benefit (assumed) on the date of death benefit calculation:	$100,000
Policy value on the date of death benefit calculations:	$75,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account value on rider date (equals initial policy value since new policy)	$100,000
Additional death benefit during first rider year	$0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000)	$605
Additional death benefit during 2nd rider year (= sum of total rider fees paid)	$605
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date = $110,000 - $25,000)	$85,000
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$31,500
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider are summarized in the following chart.

Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Guaranteed Principal SolutionSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider
Benefit:	Benefit:	Benefit:
• Provides:	• Provides:	• Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)— Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

For riders issued on or after

May 1, 2014                                 5.5%

For riders issued prior to

May 1, 2014                                 5.0%

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payment•s from us, if necessary) regardless of the performance of the designated investment options that you select – if you invest in certain designated investment options.

(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

For riders issued on or after

May 1, 2014                                 5.5%

For riders issued prior to

May 1, 2014                                 5.0%

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Guaranteed Principal SolutionSM Rider		Retirement Income MaxSM Rider		Retirement Income ChoiceSM 1.6 Rider
•	Upgrades:		•	Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Guaranteed Principal SolutionSM Rider	Retirement Income MaxSM Rider		Retirement Income ChoiceSM 1.6 Rider
	•	Additional Options:	•	Additional Options:

Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Guaranteed Principal SolutionSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider
Availability:	Availability:	Availability:
• 0 - 80 (unless state law requires a lower maximum issue age	• Younger than age 86 (unless state law requires a lower maximum issue age)	• Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge:	Current Charges:	Current Charge:
1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:

For riders issued on or after

May 1, 2014             0.70% to 1.45% annually

For riders issued prior to

May 1, 2014             0.70% to 1.55% annually

(2) with Death Benefit Option— 0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:
•

Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.

	• You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Guaranteed Principal SolutionSM Rider	Retirement Income MaxSM Rider		Retirement Income ChoiceSM 1.6 Rider
Withdrawal Option:	Withdrawal Percentages (Single Life):		Withdrawal Percentages (Single Life):

5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.

	0-58 59-64 65-79 80+	0.0% 4.3% 5.3% 6.3%	0-58 59-64 65-79 80+	0.0% 4.0% 5.0% 6.0%

Withdrawal Option:	Withdrawal Percentages (Joint Life):		Withdrawal Percentages (Joint Life):

7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.

	For riders issued on or after May 1, 2014		For riders issued on or after May 1, 2014
	0-58	0.0%	0-58	0.0%
	59-64	4.0%	59-64	3.75%
	65-79	5.0%	65-79	4.75%
	80+	6.0%	80+	5.75%
	For riders issued prior to May 1, 2014		For riders issued prior to May 1, 2014
	0-58	0.0%	0-58	0.0%
	59-64	3.8%	59-64	3.5%
	65-79	4.8%	65-79	4.5%
	80+	5.8%	80+	5.5%

APPENDIX

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL

WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One.  What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three.  After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result.  If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One.  What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three.  After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52

Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result.  The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One.  What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One.  What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

PAM METHOD TRANSFERS

To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F= Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal

Amount.

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

PAM METHOD TRANSFERS — (Continued)

The FEES is an approximation of average policy fees and charges associated with policies that have elected the

Guaranteed Principal SolutionSM Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees= 3%

Time= 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1=.658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

PAM METHOD TRANSFERS — (Continued)

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees= 3%

Time= 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX

HYPOTHETICAL ADJUSTED PARTIAL SURRENDERS - GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).

Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 1 (Base):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1. The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2. ($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount? $2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD= None

PV = $90,000 in 10 years

Question:  Is any portion of the withdrawal greater than the rider withdrawal amount?

No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

Withdrawal Percentage = 5%

WB at rider issue = $100,000

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD= None

PV = $90,000 in 10 years

Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?

No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two.  What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.

Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

Withdrawal Percentage = 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.

Result. The rider benefit is $89,773.26.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

The Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.

This disclosure explains the material features of the Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders.

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$102,000	$100,000	$6,300
1	$105,060	$	$	$		$$105,060	$100,000	$6,300
1	$107,161	$	$	$		$$107,161	$100,000	$6,300
1	$110,376	$	$	$		$$110,376	$100,000	$6,300
1	$112,584	$	$	$		$$112,584	$100,000	$6,300
1	$115,961	$	$	$		$$115,961	$100,000	$6,300
1	$118,280	$	$	$		$$118,280	$100,000	$6,300
1	$121,829	$	$	$		$$121,829	$100,000	$6,300
1	$124,265	$	$	$		$$124,265	$100,000	$6,300
1	$120,537	$	$	$		$$124,265	$100,000	$6,300
1	$115,716	$	$	$		$$124,265	$100,000	$6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265[1]	$7,829
2	$112,129	$	$	$		$$112,129	$124,265	$7,829
2	$115,492	$	$	$		$$115,492	$124,265	$7,829
2	$117,802	$	$	$		$$117,802	$124,265	$7,829
2	$121,336	$	$	$		$$121,336	$124,265	$7,829
2	$124,976	$	$	$		$$124,976	$124,265	$7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979[2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101[1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied

* Growth Percentage = 5%

APPENDIX

RIDER GRID VARIATIONS

The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.

Abbreviation	Definition
ADB	Additional Death Benefit
ADD+	Additional Death Distribution Plus
DCA	Dollar Cost Averaging
GFV	Guaranteed Future Value
GMDB	Guaranteed Minimum Death Benefit
GMLB	Guaranteed Minimum Living Benefit
GPO	Guaranteed Period Option
IE	Income EnhancementSM
ILSW	Income Link Systematic Withdrawal
ISFL	Income SelectSM For Life
MAV	Minimum Annuitization Value
MIB	Minimum Income Base
N/A	Not Applicable
PAM	Portfolio Allocation Method
RIC	Retirement Income ChoiceSM
RWA	Rider Withdrawal Amount
WB	Withdrawal Base

Abbreviation	Definition
ADD	Additional Death Distribution
DB	Death Benefit
FIP	Family Income Protector
GMAB	Guaranteed Minimum Accumulation Benefit
GMIB	Guaranteed Minimum Income Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPS	Guaranteed Principal SolutionSM
ILSD	Income Link Start Date
ILWY	Income Link Withdrawal Year
MAP	Managed Annuity Program
MAWA	Maximum Annual Withdrawal Amount
MRWA	Minimum Remaining Withdrawal Amount
OAM	Open Allocation Method
RDB	Rider Death Benefit
RMD	Required Minimum Distribution
TWB	Total Withdrawal Base
WD	Withdrawal

Income LinkSM Rider Specific Withdrawal Benefit Terms:

Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.

ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.

ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.

ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.

Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider

This is a GLWB rider that guarantees tiered withdrawals for the annuitant’s2 lifetime.

•    The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].

•    This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.

Availability

•    Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).

•    Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•    Maximum of 2 living Joint Owners (with one being the Annuitant)

•    Cannot be added to a policy with other active GMLB or GMIB riders.

•    Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•    Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
Fee Frequency

•    The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

•    Deducted at each rider quarterversary in arrears during the accumulation phase.

•    The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.

•    The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

•    A pro-rated fee is assessed at the time of rider termination or full surrender.

Death Benefit	N/A

Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)

Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.

Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

American Funds Bond Fund

TA Aegon Money Market

TA Aegon Tactical Vanguard ETF - Conservative

TA Aegon U.S. Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

TA JP Morgan Core Bond

TA JP Morgan Tactical Allocation

TA PIMCO Real Return TIPS

TA PIMCO Tactical - Conservative

TA PIMCO Total Return

TA Vanguard ETF - Conservative

Fixed Account

Allocation Methods	N/A

Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Income Link” appendix for examples showing the effect of withdrawals on the WB.

Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.

ILSD - This is the date the policy owner elects to begin receiving payments.

ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.

ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.

The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:

Single Life

5% for 7 years and 4% thereafter

6% for 6 years and 4% thereafter

7% for 5 years and 4% thereafter

8% for 4 years and 4% thereafter

9% for 3 years and 4% thereafter

10% for 2 years and 4% thereafter

Joint Life

4.5% for 7 years and 3.5% thereafter

5.5% for 6 years and 3.5% thereafter

6.5% for 5 years and 3.5% thereafter

7.5% for 4 years and 3.5% thereafter

8.5% for 3 years and 3.5% thereafter

9.5% for 2 years and 3.5% thereafter

On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.

Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit

On each rider anniversary, the WB will be set to the greatest of:

1) The current WB:

2) The policy value on the rider anniversary; or

3) The highest policy value on a rider monthiversarySM for the current rider year*

* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage.

•    Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•    If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Income Benefit or Other Benefit Payout Considerations

Systematic Withdrawal Options:

1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.

2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.

3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.

4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.

Rider Upgrade

•       No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.

•       New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.

•       Rider availability and fees are subject to what applies to the new rider being added.

Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Rider Termination

•       The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•       The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•       The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•       Termination allowed at any time after the 5th rider anniversary.

•       The rider will be terminated the date we receive written notice from you requesting termination.

•       After termination, there is no wait period to re-add the rider, assuming the rider is still available.

[1]	Rider form number may be found on the bottom left corner of your rider pages.
[2]	If the rider’s Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant’s spouse.
[3]	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME LINKSM RIDER (NO LONGER AVAILABLE)

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available) — (Continued)

Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.

1. The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2. ($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount? $11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $11,111 = $88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?

$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income LinkSM rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new Income LinkSM rider systematic withdrawal amount?

$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA VARIABLE ANNUITY SERIES

Issued through

Transamerica Life Insurance Company	Transamerica Financial Life Insurance Company
Separate Account B (EST. 1/19/1990)	Separate Account BNY (EST. 9/27/1994)
4333 Edgewood Road NE	4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001	Cedar Rapids, Iowa 52499-0001
(800)525-6205	(800)525-6205
www.transamerica.com	www.transamerica.com

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2014, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2014

2

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law and for certain qualified policies).

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment Form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of our general assets and are not in the separate account.

3

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.

Market Day — A day when the New York Stock Exchange is open for business.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus

—	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus

—	interest credited in the fixed account; plus

—	accumulated gains in the separate account; minus

—	accumulated losses in the separate account; minus

—	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to us by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

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Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”

Surrender Charge Free Amount — The amount that can be withdrawn each policy year without incurring any surrender charges.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

Entire Contract

The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, we will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest as specified in your policy, from the date

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of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.

The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.

Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.

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Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner’s spouse, however, (1) the cash value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as the period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

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Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.

Non-Participating

The policy will not share in our surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.

We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual

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service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

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(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A=	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57

B=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D=	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40

E=	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0) - 0.000041096 = Z = 1.014871185
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A=	The accumulation unit value for the immediately preceding valuation period. Assume = $X

B=	The net investment factor for the current valuation period. Assume = Y

Then, the accumulation unit value = $X * Y = $Z

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Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding market day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

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A=	Annuity unit value for the immediately preceding valuation period.
Assume = $X

B=	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume = Y

C=	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A=	The adjusted policy value as of the annuity commencement date.
Assume = $X

B=	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A=	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B=	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

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PERFORMANCE

We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

HISTORICAL PERFORMANCE DATA

Money Market Yields

We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

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Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date of the premium payment was made, not the policy value issue date.

We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 -1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

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Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets

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held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF US

We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

17

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $212,971,232. During fiscal year 2013 the amounts paid to TCI in connection with all poicies sold through Transamerica Financial Life Insurance Company separate account were $20,607,216.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, we will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio.

18

Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B and Separate Account VA BNY, at December 31, 2013 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

19

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Transamerica Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

20

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2013. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Transamerica Financial Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

B-SHARE

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.700276	0.000	0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.960652	0.000	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.145519	0.000	0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.540899	0.000	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.775513	363.553	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.876212	220.186	0.000
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.208331	304.826	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.055665	0.000	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.900768	592.324	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.318322	436.161	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.694967	0.000	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.638836	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.974176	81.067	0.000

21

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.867524	0.000	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.389003	8,800.497	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.139188	825.344	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.730995	0.000	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.515832	0.000	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.515832	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.110268	826.866	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.438955	0.000	10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.484188	0.000	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.641818	16,686.054	10,180.865
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.022930	204.597	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.564972	0.000	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.653324	154.086	0.000
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.527416	8,216.815	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.147694	0.000	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.851213	0.000	0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.522939	725.569	0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.930754	137.441	0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.519543	0.000	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.568838	0.000	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.708139	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.597940	0.000	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.050472	4,731.853	10,620.005

22

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.258624	869.397	10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.680532	140.573	0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.841461	0.000	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.065013	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.584149	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.270186	0.000	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.821553	0.000	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$8.862005	0.000	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.402930	2,467.270	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.132325	0.000	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.757765	292.601	0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.460432	0.000	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.108297	0.000	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.823910	212.280	0.000
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.874312	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.202665	0.000	0.000
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.456039	0.000	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.442550	7,279.588	0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.194356	823.282	0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.922306	3,027.932	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.915368	450.670	0.000

23

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.714594	0.000	0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.976631	4,331.447	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.160418	152.460	0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.553666	471.185	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.791250	1,912.517	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.892090	1,747.381	0.000
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.223302	277.677	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.070441	3,285.337	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.916668	14,363.322	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.334784	8,480.263	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.710594	0.000	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.653070	7,235.842	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.987520	4,064.929	0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.880721	22,602.782	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.402885	53,654.527	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.152759	9,031.877	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.745339	29,501.909	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.528560	8,076.449	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.528560	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.123790	7,390.315	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.452911	5,056.012	0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.499537	0.000	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.656047	65,007.147	0.000

24

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.037659	4,500.392	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.580431	4,967.437	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.667568	6,190.356	0.000
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.541494	24,975.444	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.159931	2,240.413	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.864396	0.000	0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.537000	6,093.615	0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.945380	3,336.358	0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.536272	255.809	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.581644	3,878.197	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.723788	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.613444	267.178	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.063916	20,504.516	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.272344	6,628.803	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.694818	9,802.647	0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.855960	810.391	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.079791	275.543	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.602286	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.286579	255.153	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.836019	0.000	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$8.873867	2,331.288	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.416846	5,423.042	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.145879	358.004	0.000

25

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.772150	9,269.394	0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.473086	9,777.615	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.124463	4,290.941	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.841030	1,763.015	0.000
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.890188	4,404.527	0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.217635	4,320.053	0.000
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.471342	541.594	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.456517	101,759.593	0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.207988	12,570.890	0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.936911	28,988.939	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.931299	10,892.437	0.000

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.725322	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.988638	0.000	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.171618	0.000	0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.563258	290.703	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.803072	0.000	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.904007	0.000	0.000
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.234562	0.000	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.081541	0.000	0.000
Fidelity VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.928611	0.000	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.347138	0.000	0.000

26

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.722328	0.000	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.663753	0.000	0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.997538	0.000	0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.890633	7,372.349	994.287
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.413329	7,459.389	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.162935	21,806.199	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.756115	5,408.988	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	4,381.706	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.133949	894.482	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.463402	9,729.742	0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.511064	0.000	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.666738	17,089.367	0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.048720	13,363.219	4,816.155
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.592033	0.000	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.678265	0.000	0.000
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.552069	3,033.422	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.169134	0.000	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.874292	0.000	0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.547569	2,634.664	0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.956358	2,310.931	0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.548831	0.000	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.591261	290.015	0.000

27

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.735537	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.625085	0.000	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.074011	6,813.876	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.282648	13,628.569	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.705543	465.795	0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.866845	10,286.187	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.090899	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.615904	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.298900	0.000	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.846881	0.000	0.000
TA Multi-Manager Alternative Strategies Subaccount inception date May 1, 2013	2013	$10.000000	$10.213425	0.000	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$8.882785	5,190.102	0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.427283	20,401.517	0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.156054	12,409.030	0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.782951	0.000	0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.482602	10,690.231	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.136615	0.000	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.853885	0.000	0.000
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.902102	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.28868	0.000	0.000
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.482840	0.000	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.467013	25,120.853	0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.218227	12,071.927	0.000

28

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.947869	1,095.866	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.943257	0.000	0.000

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	9,203.833	1,595.908
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	130,883.307	1,975.885
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	202,156.745	32,795.873
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.572853	72,559.232	13,559.146
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	139,625.304	5,750.234
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	135,685.357	16,194.310
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	106,474.392	11,796.178
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	133,395.960	10,104.166
Fidelity VIP Contrafund ® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	151,751.424	27,809.000
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	53,986.481	12,977.702
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	43,161.470	899.234
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	5,609.107	1,601.419
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.007569	77,712.400	1,667.082
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	369,356.451	440,133.723
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.423761	1,218,304.781	128,905.125
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.173136	161,863.050	33,390.211
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.766901	648,535.359	115,859.600
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	338,890.611	280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000

29

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.144110	164,123.157	18,214.709
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.473903	197,702.338	38,415.952
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.522602	36,368.007	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.677437	2,601,064.736	548,202.427
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.059804	928,559.387	189,578.346
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	89,828.768	4,433.326
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.688977	290,422.825	6,629.604
TA BlackRock Tactical Allocation - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$10.562653	1,062,326.524	153,615.213
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	132,719.253	6,569.304
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	10,636.491	0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.558141	293,777.940	115,528.018
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.967341	340,775.936	115,364.242
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	20,990.072	14,870.606
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.600889	93,360.784	20,246.996
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	30,035.290	3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	74,070.665	9,736.990
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.084125	894,850.257	37,868.617
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.292971	700,100.118	149,268.285
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.716280	317,190.390	99,114.016
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.877738	435,941.251	120,683.301
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	54,289.170	9,026.006
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	10,953.011	316.311
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	43,197.745	340.292

30

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.857766	45,766.840	1,126.357
TA PIMCO Real Return TIPS - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$8.891705	174,430.368	18,553.856
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.437749	619,870.377	55,050.913
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.166237	105,628.761	12,527.995
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.793759	227,623.707	65,251.248
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.492111	518,558.234	62,399.128
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	69,255.931	1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	68,144.429	6,677.005
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	14,754.053	10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	33,057.840	6,039.947
TA Vanguard ETF - Aggressive Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.494357	228,548.206	5,249.196
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	2,363,680.143	555,062.407
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	269,936.394	24,584.744
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	1,525,463.500	613,609.495
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	45,675.117	0.000

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.750435	267,220.904	2,964.262
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$12.016687	183,618.663	11,850.242
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.197765	526,445.841	28,351.522
American Funds - Bond Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$9.585654	438,960.594	51,185.079
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.830688	491,243.624	9,831.398
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.931867	468,209.033	7,621.422

31

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.260843	221,404.888	5,831.571
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.107482	385,204.975	51,236.774
Fidelity VIP Contrafund ® Portfolio – Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.956533	322,301.150	42,754.762
Fidelity VIP Mid Cap Portfolio – Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.376023	334,929.528	12,831.301
Fidelity VIP Value Strategies Portfolio – Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.749767	111,370.977	11,396.880
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.688708	74,398.651	489.652
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.020960	1,626,123.155	12,108.444
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.913807	1,918,148.551	794,012.415
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.437709	8,269,991.501	647,314.571
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.186747	1,398,106.099	118,979.550
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.781296	2,011,013.610	216,685.371
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.560474	1,563,825.254	456,728.733
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.560474	5,913.906	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.157681	810,279.100	74,224.183
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.487906	1,967,675.135	155,033.857
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.538002	216,198.483	9,104.650
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.691713	14,786,654.800	1,081,046.301
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.074586	2,921,058.560	371,964.713
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.619171	243,887.144	677.588
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.703267	1,191,069.381	20,841.400
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.576786	4,121,639.585	599,756.578
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.190623	178,373.329	8,230.003
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.897425	48,032.367	25,073.642

32

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.572261	1,001,377.152	125,901.112
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.982007	1,063,072.812	141,887.419
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.578200	42,442.757	6,323.023
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.613735	379,935.488	71,642.116
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.762996	31,034.738	2,279.833
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.652289	134,498.465	12,779.756
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.097615	3,647,455.492	315,777.929
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.306733	4,201,161.307	487,654.222
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.730609	1,118,117.415	446,170.412
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.892283	2,038,067.991	333,672.269
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.116849	109,936.208	6,156.331
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.647750	22,128.499	868.595
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.327660	119,481.016	883.095
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.872281	78,350.446	8,105.229
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.903606	690,784.452	58,498.384
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.451710	3,647,376.276	363,358.111
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.179845	624,928.717	38,034.235
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.808186	732,620.732	56,134.232
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.504820	2,266,145.450	161,131.774
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.165005	125,178.885	6,005.496
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.883957	196,039.006	10,052.774
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.929958	36,152.179	6,751.852
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.255138	55,865.806	3,504.886

33

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.509724	274,061.143	16,280.918
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.491519	18,434,492.325	1,923,319.848
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.242158	1,618,607.230	254,689.318
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.973502	6,571,228.797	1,174,019.131
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.971204	118,756.937	4,115.231

		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.761224	14,995.732	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.028720	35,314.073	3,498.424
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.208984	138,211.893	0.000
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.595288	146,080.294	30,156.996
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.842546	71,129.439	13,719.092
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.943820	52,765.149	17,557.157
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.272124	16,463.971	8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.118629	18,532.916	1,571.840
Fidelity VIP Contrafund ® Portfolio – Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.968514	100,871.307	12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.388426	32,322.823	4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.761540	35,644.269	7,281.608
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.699427	6,653.874	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.031013	46,472.543	7,044.338
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.923751	899,801.995	145,828.155
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.448174	3,730,758.901	253,611.218
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.196963	986,485.934	34,113.523

34

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.15%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.792110	1,068,568.547	111,560.626
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.570072	520,275.110	60,584.706
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.570072	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.167870	268,509.728	14,090.541
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.498423	785,477.811	13,158.362
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.549567	2,468.009	5,258.281
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.702435	5,462,160.802	400,013.153
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.085692	1,507,985.665	85,215.629
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.630812	7,256.513	4,780.753
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.714003	32,497.068	13,264.757
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.587385	1,969,138.867	150,960.379
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.199845	12,860.930	2,560.342
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.907355	54,593.921	0.000
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.582852	545,902.099	46,261.476
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.993018	605,286.567	62,095.414
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.590808	51,653.070	0.000
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.623381	199,980.549	5,642.241
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.774789	20,179.528	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.663974	31,965.230	6,129.223
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.107747	1,755,876.651	83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.317071	1,731,470.954	170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.741367	534,123.874	68,654.884
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.903208	992,195.452	106,705.872

35

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.15%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.127981	22,301.612	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.661415	17,726.290	1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.340009	28,463.664	0.000
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.883184	12,212.154	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.221398	2,592.569	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.912553	245,406.237	11,790.081
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.462191	1,463,697.677	85,934.688
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.190054	318,136.507	32,849.994
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.819034	399,652.809	52,959.279
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.514350	999,005.652	71,077.327
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.177203	18,193.980	539.774
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.896853	36,367.237	7,173.521
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.941909	5,936.209	8,268.552
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.266414	20,897.827	0.000
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.521257	33,734.418	723.767
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.502044	8,825,054.935	372,941.020
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.252434	875,220.175	29,954.334
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.984499	3,424,842.904	312,077.531
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.983201	2,268.861	704.213

C-SHARE

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.707426	0.000	0.000

36

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.968644	2,369.962	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.152965	1,466.780	0.000
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547280	1,815.406	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.783374	4,230.107	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.884149	4,909.629	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.215808	1,229.873	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.063047	1,997.869	0.000
Fidelity VIP Contrafund ® Portfolio – Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.908722	1,992.978	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.326543	2,736.118	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.702776	886.819	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.645948	550.217	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.980853	287.883	1,762.588
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.874119	5,573.634	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.395937	38,791.540	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.145981	2,514.838	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.738168	9,775.439	0.000
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.522193	2,022.228	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.522193	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.117028	3,239.238	0.000
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.445939	1,519.090	0.000
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.491860	2,392.175	0.000
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.030283	85,646.318	0.000
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.648942	173,290.957	13,241.008

37

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.572700	2,624.079	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.660455	11,363.560	0.000
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.534462	9,529.686	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.153815	204.168	628.281
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.857800	517.471	0.000
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.529969	3,903.920	0.000
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.938069	6,600.572	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.527909	846.776	0.000
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.575240	1,005.136	2,336.456
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.715964	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.605686	3,547.942	525.635
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.057197	35,485.172	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.265484	25,530.491	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.687674	1,438.175	0.000
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.848708	31,497.804	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.072399	2,797.604	2,215.228
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.593218	1,952.504	500.331
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.278394	3,585.144	0.000
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.828798	1,040.155	1,109.966
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.867938	8,649.772	620.685
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.409893	43,359.072	0.000
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.139103	2,180.229	0.000
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.764954	556.157	0.000

38

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.466752	32,790.324	1,201.501
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.116373	2,146.864	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.832468	2,921.469	501.385
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.882254	0.000	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.210143	935.393	0.000
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.463692	0.000	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.449534	66,841.118	779.908
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.201181	3,755.106	0.000
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.929605	282,854.970	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.923333	0.000	0.000

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.721751	20,225.891	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.984631	22,366.172	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.167882	38,508.774	0.000
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.560048	37,388.566	1,427.989
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.799133	62,601.025	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.900033	46,067.017	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.230806	26,776.622	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.077851	40,872.660	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.924618	43,870.000	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.343022	24,986.510	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.718414	17,597.667	0.000

39

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.70%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.660185	6,923.531	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.994196	36,469.827	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.887333	170,118.831	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.409842	211,459.429	52,402.361
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.159541	28,901.122	3,381.517
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.752519	60,262.514	10,128.852
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.534930	15,665.525	1,429.136
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.534930	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.130552	32,345.543	1,362.039
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.459910	67,881.046	0.000
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.507218	272.674	0.000
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.663171	439,515.810	13,644.352
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.045046	304,967.975	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.588159	13,699.963	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.674703	117,911.290	0.000
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.548539	196,578.173	2,970.057
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.166064	18,021.280	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.870984	12,871.073	1,486.498
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.544050	16,310.542	0.000
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.952695	36,406.657	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.544643	5,088.874	0.000
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.588054	19,287.425	3,013.827
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.731616	279.428	0.000

40

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.70%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.621198	27,042.732	0.000
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.070649	110,084.606	77,264.351
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.279209	139,757.438	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.701973	31,940.498	0.000
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.863207	29,234.133	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.087194	20,071.429	2,216.473
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.611367	0.000	1,456.851
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.294781	13,319.169	1,466.627
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.843264	5,571.675	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.879813	11,600.946	1,530.922
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.423803	73,827.792	0.000
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.152664	49,101.141	0.000
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.779351	8,555.799	0.000
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.479421	185,405.345	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.132561	2,094.124	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.849602	20,094.896	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.898128	2,466.810	2,183.978
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.225128	1,461.765	0.000
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.479012	1,521.824	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.463511	723,202.827	23,716.302
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.214822	261,038.089	2,698.420
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.944217	349,322.897	10,030.854
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.939274	2,489.387	0.000

41

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.732499	2,156.303	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.996639	4,707.190	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.179081	52,330.532	0.000
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.569654	5,569.473	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.810950	9,822.023	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.911959	17,099.440	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.242065	6,137.813	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.088942	6,173.877	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.936588	4,030.545	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.355386	3,171.412	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.730167	1,989.725	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.670871	0.000	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.004232	84,301.392	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.897251	57,870.277	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.420282	260,344.268	971.503
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.169739	21,828.140	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.763305	109,908.889	0.000
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.544504	4,015.540	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.544504	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.140718	9,430.201	0.000
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.470392	22,048.721	0.000
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.518746	146.083	0.000
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.673869	132,252.082	0.000

42

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.056109	77,657.082	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.599780	1,392.000	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.685410	5,265.608	0.000
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.559125	30,702.750	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.175268	2,015.854	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.880886	0.000	0.000
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.554614	31,673.438	0.000
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.963675	19,062.820	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.557212	0.000	0.000
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.597673	5,378.683	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.743375	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.632849	156.987	0.000
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.080743	66,087.751	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.289523	27,869.605	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.712700	39,877.094	0.000
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.874107	37,368.919	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.098302	903.481	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.625003	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.307103	329.927	0.000
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.854138	2,974.733	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.215014	0.000	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.888722	3,909.024	0.000
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.434264	41,882.250	0.000

43

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.162845	13,289.079	0.000
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.790157	12,497.564	0.000
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.488936	40,575.761	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.144720	2,464.500	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.862470	2,044.119	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.910049	198.556	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.236370	417.455	0.000
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.490516	0.000	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.474011	324,141.525	967.149
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.225070	37,130.072	0.000
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.955190	110,614.547	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.951240	814.652	0.000

L-SHARE

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.711007	23,950.748	3,283.869
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.972638	30,535.530	19,817.027
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.156691	124,246.861	4,991.738
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.550465	68,273.201	14,989.456
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.787317	61,268.689	14,467.469
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.888121	130,249.623	8,566.638
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.219555	32,094.277	8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.066747	25,153.215	1,847.105

44

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.912701	81,347.031	25,699.180
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.330676	83,753.785	13,532.459
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.706687	49,713.463	5,504.695
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.649503	9,092.358	732.635
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.984180	195,118.293	15,287.601
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.877422	398,611.180	95,562.423
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.399412	969,298.909	193,081.112
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.149364	145,292.804	19,152.741
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.741760	556,119.893	201,574.461
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	152,068.066	51,066.420
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.120413	87,419.820	29,544.161
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.449437	112,218.837	31,598.773
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.495701	19,084.184	0.000
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.652493	1,812,160.186	157,873.589
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.033969	885,183.766	218,920.095
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.576563	34,318.997	6,453.372
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.664010	152,124.030	27,743.504
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.537980	622,413.183	67,683.110
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.156876	41,240.898	16,648.378
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.861099	3,064.612	4,161.361
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.533491	265,879.539	55,898.626
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.941727	283,387.831	55,481.023

45

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.532091	29,068.706	224.468
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.578442	75,650.356	8,737.666
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.719868	106,018.564	1,005.911
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.609569	64,552.937	10,257.532
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.060561	591,414.118	49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.268922	505,160.442	82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.691252	464,201.951	30,827.475
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.852328	339,896.373	16,136.459
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.076094	55,617.989	6,627.012
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.597759	9,347.744	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.282490	25,495.762	10,760.839
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.832406	2,925.072	7.170
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.870906	94,596.042	16,760.130
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.413369	447,863.188	46,547.547
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.142494	63,851.665	5,853.786
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.768556	126,163.176	27,524.767
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.469916	406,244.058	44,220.768
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.120421	36,267.066	7,309.629
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.836738	76,374.754	15,633.649
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.886217	17,600.467	10,855.640
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.213892	10,364.029	10,715.341
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.467518	55,459.015	19,553.794
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.453037	1,811,998.711	167,323.199

46

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.204584	140,874.387	20,431.164
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.933258	1,629,355.721	450,363.944
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.927318	35,679.078	8,665.049

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.725322	56,486.277	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.988638	147,178.697	1,695.662
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.171618	232,056.438	10,243.815
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.563258	262,512.916	3,738.658
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.803072	269,293.365	133,586.501
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.904007	401,760.499	143,570.284
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.234562	243,349.442	69,312.739
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.081541	96,971.498	5,164.836
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.928611	226,325.742	30,209.211
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.347138	116,986.679	28,735.814
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.722328	59,349.035	4,148.494
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.663753	16,632.257	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.997538	1,842,017.360	1,383.488
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.890633	1,727,691.484	293,788.763
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.413329	3,955,128.014	223,774.389
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.162935	822,960.680	24,998.605
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.756115	1,571,002.368	137,089.962
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	646,518.867	174,629.578

47

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	3,482.845	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.133949	356,124.159	36,927.656
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.463402	859,254.384	24,624.544
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.511064	155,400.451	1,199.051
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.666738	8,416,943.646	330,832.694
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.048720	3,481.238.734	160,915.977
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.592033	50,867.318	17,393.577
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.678265	481,118.236	27,382.182
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.552069	2,452,159.553	193,512.887
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.169134	63,241.310	2,843.462
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.874292	49,693.251	247.893
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.547569	1,033,844.806	42,480.448
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.956358	846,771.666	50,722.907
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.548831	87,026.653	12,115.178
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.591261	253,335.000	51,666.815
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.735537	12,606.972	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.625085	158,057.554	166,792.762
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.074011	1,848,481.012	154,451.238
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.282648	2,264,209.023	134,652.324
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.705543	1,324,765.634	81,991.539
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.866845	1,222,783.518	37,001.858
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.090899	86,255.852	50,477.022
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.615904	21,836.602	0.000

48

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.298900	45,252.660	212.264
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.846881	155,696.096	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.882785	265,309.758	23,605.265
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.427283	1,521,956.282	50,222.198
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.156054	211,353.453	10,407.479
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.782951	605,375.864	61,916.712
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.482602	1,181,039.994	290,303.551
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.136615	31,802.685	2,174.061
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.853885	162,884.426	114,130.104
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.902102	13,478.492	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.228868	26,244.915	2,941.474
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.482840	456,268.202	582,566.386
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.467013	11,386,700.818	798,390.673
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.218227	1,391,501.380	361,354.798
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.947869	5,548,339.779	691,025.466
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.943257	80,969.535	0.000

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	3,341.657	316.419
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	21,856.165	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	40,691.480	306.167
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.572853	48,244.062	1,747.509
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	28,219.573	292.644

49

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	79,993.089	292.596
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	24,943.959	306.855
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	98,079.100	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	10,840.127	874,845
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	35,108.203	565.913
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	2,394.411	592.605
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	14.971	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.007569	454,433.033	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	384,089.323	20,842.924
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.423761	1,640,171.897	33,291.767
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.173136	288,617.052	32,302.207
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.766901	757,546.998	24,812.146
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	118,019.127	12,938.796
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.144110	105,114.053	2,202.988
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.473903	285,473.261	36,537.062
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.522602	18,915.919	0.000
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.677437	3,258,183.934	113,366.040
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.059804	1,764,489.987	129,102.681
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	3,449.318	1,452.199
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.688977	83,325.946	4,642.464
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.562653	968,809.271	24,968.725
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	15,048.486	0.000

50

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	415.044	1,394.784
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.558141	253,806.662	18,175.270
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.967341	278,846.205	13,008.480
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	6,832.618	3,834.403
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.600889	58,277.786	11,182.491
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	9,473.375	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	8,222.901	0.000
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.084125	902,505.293	21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.292971	1,039,380.138	28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.716280	287,278.458	35,401.322
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.877738	554,239.451	5,877.135
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	6,050.885	854.495
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	4,582.366	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	3,643.075	1,176.849
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.857766	4,677.660	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.215816	911.781	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.891705	83,161.041	1,280.881
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.437749	663,747.387	24,930.676
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.166237	154,285.485	12,625.256
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.793759	187,171.655	16,589.157
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.492111	256,632.708	25,569.173
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	13,338.672	559.975
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	17,070.291	1,934.378

51

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	557.189	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	0.000	0.000
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$14.494357	12,409.129	1,685.932
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	4,153,049.354	87,085.678
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	472,504.182	2,335.180
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	2,385,027.830	167,039.670
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	2,683.729	3,787.978

X-SHARE

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.711007	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.972638	3,032.105	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.156691	75,409.507	0.000
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.550465	27,207.388	1,231.452
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.787317	7,390.560	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.888121	4,060.769	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.219555	3,967.271	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.066747	8,454.234	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.912701	5,426.899	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.330676	5,679.391	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.706687	4,447.118	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.649503	1,379.793	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.984180	17,471.857	0.000

52

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.877422	90,198.082	0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.399412	261,775.976	20,302.256
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.149364	68,183.031	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.741760	181,462.867	14,012.207
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	210,089.217	12,285.588
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.120413	61,980.123	0.000
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.449437	54,400.588	1,153.454
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.495701	10,332.616	2,020.947
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.652493	574,590.373	64,108.488
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.033969	322,040.388	25,615.689
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.576563	2,148.970	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.664010	7,586.979	0.000
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.537980	214,649.401	11,340.714
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.156876	11,426.843	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.861099	549.936	0.000
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.533491	121,399.558	5,713.512
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.941727	151,816.419	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.532091	1,511.133	0.000
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.578442	36,806.110	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.719868	9,743.777	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.609569	6,008.446	0.000
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.060561	205,582.055	18,426.011

53

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.268922	153,557.869	6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.691252	152,318.000	4,682.708
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.852328	176,352.356	5,103.611
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.076094	22,044.900	523.863
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.597759	2,073.137	879.797
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.282490	1,753.473	0.000
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.832406	10,051.989	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.870906	112,955.236	6,885.940
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.413369	85,136.975	10,343.226
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.142494	28,996.096	0.000
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.768556	81,578.800	2,338.169
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.469916	101,190.096	9,257.141
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.120421	8,039.206	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.836738	8,070.959	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.886217	6,508.897	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.213892	0.000	514.886
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.467518	27,248.664	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.453037	493,178.589	11,578.948
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.204584	149,500.111	7,587.017
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.933258	526,666.776	309,942.162
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.927318	3,649.583	0.000

54

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.725322	58,159.861	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.988638	84,301.684	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.171618	28,670.208	0.000
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.563258	68,871.088	9,098.407
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.803072	88,512.783	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.904007	44,091.114	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.234562	31,502.074	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.081541	13,141.248	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.928611	96,693.583	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.347138	39,168.540	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.722328	45,387.595	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.663753	5,693.321	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.997538	57,098.603	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.890633	273,237.858	54,116.854
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.413329	1,389,809.315	47,738.602
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.162935	321,170.509	26,710.335
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.756115	357,402.492	38,270.832
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	304,703.505	17,890.737
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.133949	57,388.340	9,457.313
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.463402	206,568.136	62,716.502
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.511064	126,810.846	0.000
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.666738	1,983,334.473	147,099.938

55

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.048720	795,211.884	28,832.602
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.592033	29,345.321	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.678265	152,276.630	0.000
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.552069	488,692.944	78,120.712
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.169134	25,062.523	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.874292	1,473.970	0.000
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.547569	104,131.074	45,086.658
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.956358	318,714.850	39,359.873
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.548831	8,425.958	0.000
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.591261	80,172.815	27,187.752
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.735537	20,380.021	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.625085	41,446.858	0.000
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.074011	451,069.235	56,393.576
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.282648	614,124.908	23,497.813
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.705543	234,641.630	50,994.646
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.866845	357,702.877	31,430.825
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.090899	11,128.316	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.615904	21,779.951	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.298900	20,575.953	0.000
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.846881	55,261.073	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.882785	107,795.568	930.355
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.427283	239,689.913	4,395.401
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.156054	66,277.177	1,384.063

56

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.782951	190,934.766	846.705
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.482602	249,729.449	37,935.273
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.136615	42,702.022	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.853885	39,600.053	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.902102	6,590.024	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.228868	4,438.711	0.000
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.482840	192,164.395	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.467013	1,726,331.463	116,149.251
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.218227	239,796.021	57,881.192
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.947869	969,869.167	210,717.506
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.943257	66,386.607	0.000

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	2,961.832	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	5,060.065	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	5,460.791	0.000
American Funds - Bond Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.572853	20,894.979	4,937.603
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	5,605.280	2,109.894
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	2,342.830	1,063.820
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	4,393.718	1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	787.780	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	2,648.529	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	6,157.133	0.000

57

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	329.048	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	0.000	0.000
TA Aegon High Yield Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.007569	159,376.034	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	165,630.010	5,372.471
TA Aegon Tactical Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.423761	380,104.083	4,700.921
TA Aegon Tactical Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.173136	52,488.177	377.148
TA Aegon Tactical Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.766901	132,560.522	12,321.160
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	64,588.028	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000
TA AllianceBernstein Dynamic Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.144110	43,283.804	0.000
TA Asset Allocation - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.473903	114,533.582	0.000
TA Asset Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.522602	5,858.719	0.000
TA Asset Allocation - Moderate - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.677437	580,743.752	15,506.739
TA Asset Allocation - Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.059804	175,051.481	3,902.179
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	1,618.992	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.688977	5,947.822	0.000
TA BlackRock Tactical Allocation - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.562653	182,959.852	20,631.907
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	2,807.881	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	2,298.593	0.000
TA International Moderate Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.558141	98,470.425	3,107.740
TA Janus Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.967341	136,034.029	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	3,295.572	0.000
TA JPMorgan Core Bond - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.600889	27,513.051	262.195

58

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	2,471.024	1,069.548
TA JPMorgan Tactical Allocation - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.084125	152,872.006	6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.292971	262,180.810	1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.716280	68,616.863	0.000
TA Market Participation Strategy - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.877738	89,652.002	260.599
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	902.411	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	13,726.551	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	2,596.771	0.000
TA Multi-Managed Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.857766	624.471	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.215816	0.000	0.000
TA PIMCO Real Return TIPS - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$8.891705	19,115.452	279.969
TA PIMCO Tactical - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.437749	82,776.931	4,630.669
TA PIMCO Tactical - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.166237	28,507.539	5,596.475
TA PIMCO Tactical - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.793759	71,227.478	1,027.060
TA PIMCO Total Return - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.492111	51,271.286	265.059
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	0.000	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	11,818.614	981.351
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	2,317.261	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	0.000	0.000
TA Vanguard ETF - Aggressive Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.494357	6,890.543	1,084.511
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	405,855.260	2,193.374
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	298,286.411	15,489.309

59

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	386,346.006	28,550.047
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	0.000	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective on or about May 1, 2014, Transamerica Hanlon Income VP merged into Transamerica BlackRock Tactical Allocation VP.
(5)	Effective on or about May 1, 2014, Transamerica BNP Paribas Large Cap Growth VP was renamed Transamerica Torray Concentrated Growth VP and is subadvised by Torray LLC.

60

PARTNERS VARIABLE ANNUITY SERIESSM

Transamerica Life Insurance Company Separate Account B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com

This prospectus describes information you should know before you purchase a Partners Variable Annuity SeriesSM variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the following portfolio companies:

AllianceBernstein Variable Products Series Fund, Inc.  • American Funds Insurance Series  • Fidelity® Variable Insurance Products Fund  • GE Investments Funds, Inc.  • Transamerica Series Trust

This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC’s website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.

Prospectus Date: May 1, 2014

Statement of Additional Information Date: May 1, 2014

2

3

TABLE OF CONTENTS continued

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER	129
APPENDIX
ADDITIONAL DEATH
DISTRIBUTION+ RIDER	130
APPENDIX
GUARANTEED LIFETIME
WITHDRAWAL BENEFIT
COMPARISON TABLE	131
APPENDIX
GUARANTEED PRINCIPAL
SOLUTIONSM RIDER ADJUSTED
PARTIAL WITHDRAWALS	136
APPENDIX
PAM METHOD TRANSFERS	143
APPENDIX
HYPOTHETICAL ADJUSTED PARTIAL
SURRENDERS - GUARANTEED
LIFETIME WITHDRAWAL BENEFIT
RIDERS	146
APPENDIX
HYPOTHETICAL EXAMPLE OF THE
WITHDRAWAL BASE CALCULATION -
RETIREMENT INCOME MAXSM
RIDER	151

4

INTRODUCTION

How to buy this variable annuity

Ö CHOOSE A SHARE CLASS*

	Qualified Policy** Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%

* This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.

** We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f ) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).

Ö CHOOSE INVESTMENT OPTIONS

—	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
—	Fixed Account - A fixed interest account (if available).

Subject to limitations, you may move your policy value among each of these investment options.

Ö CHOOSE OPTIONAL GUARANTEED BENEFITS (IF DESIRED)*

Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM1, 2
Retirement Income MaxSM1
Retirement Income ChoiceSM 1.6[1,3]
Death Benefits	Return of Premium[1]
Annual Step-Up1
Additional Death Distribution[1]
Additional Death Distribution +[1]
Liquidity Rider (only with B-Share Class)	Liquidity Rider

1 Investment or other restrictions may apply

2 Also includes an accumulation benefit.

3 Also includes an optional death benefit.

* Additional fees may apply. Optional benefits may not be available through your financial intermediary or in all states.

Ö COMPLETE OUR APPLICATION OR ORDER FORM

Ö PAY THE APPLICABLE MINIMUM INITIAL DEPOSIT

5

FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Owner Transaction Expenses:

	B-Share	C-Share	L-Share	X-Share
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$25	$0-$25	$0-$25	$0-$25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

6

Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0 - $50	$0 - $50	$0 - $50	$0 - $50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	——	——	——
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
Optional Rider Charges:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Charges:	Maximum	Current
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income MaxSM (annual charge-% of Withdrawal Base)	2.00%	1.25%
Retirement Income ChoiceSM 1.6 (annual charge-% of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income ChoiceSM 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income ChoiceSM 1.6 (annual charge-% of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income ChoiceSM 1.6 rider:

7

Optional Guaranteed Lifetime Withdrawal Benefit Rider Charges:	Maximum	Current
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2013 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	6.24%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2013, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (as of May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1789	$1835	$1109	$1822	$1913
3 Years	$3723	$3840	$3195	$3808	$3810
5 Years	$5426	$5105	$5118	$5095	$5548
10 Years	$9132	$9196	$9297	$9271	$9274

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

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	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1069	$1115	$1109	$1102	$1103
3 Years	$3093	$3210	$3195	$3178	$3180
5 Years	$4976	$5105	$5118	$5095	$5098
10 Years	$9132	$9196	$9297	$9271	$9274

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION—Distributor of the Policies.

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Annual Service Charge:

The maximum annual service charge is $50. In no event will the service charge exceed 2% of the policy value or the maximum amount.

Criteria for Potential Waiver	Potential Waiver Amount*
Policy Value or sum of all premium payments less all withdrawals:
$50,000 thru $249,999.99	up to $35
$250,000 or more	up to $50
Participation in e-delivery program	up to $15

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*In no event will we waive in the aggregate more than the actual annual service charge for any policy year.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:

Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2;	0.30%
American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2; American Funds International Fund - Class 2
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B; GE Investments Total Return Fund - Class 2	0.20%
TA BlackRock Global Allocation - Service Class	0.10%

We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.

Liquidity Rider: This fee is only charged for the first four policy years.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.

Optional Rider Charges and Optional Guaranteed Lifetime Withdrawal Benefit Charges:

In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).

Retirement Income MaxSM Rider and Retirement Income ChoiceSM 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.

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Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

Total Portfolio Annual Operating Expenses:

The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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THE ANNUITY

This prospectus describes information you should know before you purchase the Partners Variable Annuity SeriesSM.

An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.

The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.

The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

PURCHASE

Policy Issue Requirements

We will not issue a policy unless:

—	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
—	we receive in good order (at our Administrative Office) a minimum initial premium payment; and
—	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).

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We reserve the right to reject any application.

Premium Payments

General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000, and generally at least $1,000 for qualified policies. You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.

Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.

We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days from the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can’t process your policy. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. You will not earn interest on your initial premium payment during these review periods. Any initial premium payments received by us will be held in our general account until credited to your policy.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.

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Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum annual contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the variable subaccounts.

If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to the Company, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to the Company. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.

Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the initial premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees

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and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The premium enhancement percentage is determined by the annuitant’s age at the time of each premium payment. The percentage will decrease as the annuitant’s attained age increases. The following schedule shows the current premium enhancement percentages:

Annuitant’s Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%

The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off ). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.

The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.

The premium enhancement may vary for certain policies and may not be available for all policies.

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INVESTMENT OPTIONS

This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

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In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund’s website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.

Not all subaccounts may be available for all policies.

Addition, Deletion, or Substitution of Investment Options

We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

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Similarly, we may, at our discretion, close a subaccount to new investments. Any subsequent premium payments, (including dollar cost averaging transactions) or transfers (including asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased annuity units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other investment options you have value allocated to and which are open to new investment.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.

The Fixed Account

The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the

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guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:

—	Transfers at the end of a guaranteed period.
—	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
—	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

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The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone, or other electronic means acceptable to the Company, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.

Market Timing and Disruptive Trading

Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the

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underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

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In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

—	impose redemption fees on transfers; or
—	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
—	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur despite the imposition of a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and

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procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.

Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Investment Restrictions

If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.

Certain underlying fund portfolios may employ investment strategies that are intended to reduce the risk of loss and/or mange volatility. These investment strategies also may dampen the performance of the funds, which in turn will affect your policy value and the value of the benefit under your optional rider. Investment options not available with your optional rider may offer the potential for higher investment returns.

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Certain underlying fund portfolios may be selected as permitted investments under each optional rider, in part, to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under that optional rider. In addition, these underlying fund portfolios may enable us to more efficiently manage the financial risks we bear under the guarantees provided by the optional riders.

For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios’ current prospectuses.

EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal

Option or the Unemployment Waiver.

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For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.

Keep in mind that surrenders may be taxable and, if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.

Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.

Excess Interest Adjustment

Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 4%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.

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Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Service Charge

We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.

Administrative Charges

We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.

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Optional Benefits

If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges

We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof ) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these

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advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.

Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.39%
GE INVESTMENTS FUNDS, INC.	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.

TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2013 we received $147,513,445.97 for Transamerica Life Insurance Company and $6,874,208.52 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

—	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

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—	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
—	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2013, TCI or its affiliates received total revenue sharing payments in the amount of $5,212,365.52 from the following Fund managers and/or subadvisers to participate in TCI’s events: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Janus Capital • Jennison Associates • JP Morgan Asset Management • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • MFS • Morgan Stanley Investment Management • Morningstar Advisors • Natixis Global Asset Management • Neuberger Berman • Oppenheimer Funds • Pacific Investment Management Company • Ranger Investments • Schroder • Suntrust Investments • Systematic Financial Management • TS&W • Vanguard • Wellington Management Company.

Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.

ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

—	by making a surrender (either a full or partial surrender); or
—	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).

Surrenders

During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.

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You may elect to take up to the free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.

Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:

—	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
—	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
—	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

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Excess Interest Adjustment

Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S = Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;

G = Is the guaranteed interest rate for the guaranteed period applicable to “S”;

C = Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and

M = Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.

* = multiplication

Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.

There will be no excess interest adjustment on any of the following:

—	withdrawals of cumulative interest credited for that guaranteed period option;
—	Nursing Care and Terminal Condition Waiver surrenders;
—	Unemployment Waiver surrenders;
—	transfers from a Dollar Cost Averaging fixed source;
—	withdrawals to satisfy any minimum distribution requirements; and
—	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

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The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

—	Any surrenders over $250,000;
—	Certain surrenders on or within 15 days of an address change;
—	Any surrender request made on or within 15 days of an ownership change;
—	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
—	Any surrender when we do not have an originating or guaranteed signature on file;
—	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law). In no event can this date be earlier than the third policy anniversary (earlier if required by state law).

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).

Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

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Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only.

Income for a Specified Period of at least 10 years (fixed only). We will make level annuity payments only for a fixed period of at least 10 years. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

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Life Income. You may choose between:

—	No Period Certain (fixed or variable) - Payments will be made only during the annuitant’s lifetime. The last annuity payment will be the payment immediately before the annuitant’s death.
—	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant’s lifetime or ten years.
—	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

Joint and Survivor Annuity. You may choose:

—	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
—	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.

Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.

NOTE CAREFULLY

IF:

—	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
—	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

—	we may make only one (two, three, etc.) annuity payments.

IF:

—	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
—	the person receiving annuity payments dies prior to the end of the guaranteed period;

THEN:

—	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.

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You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

DE ATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, directions regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.

Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death (satisfactory evidence may include a certified death certificate).

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When We Pay A Death Benefit

We will pay a death benefit IF:

—	you are both the annuitant and sole owner of the policy; and
—	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

—	you are not the annuitant; and
—	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

—	you are the owner but not the annuitant; and
—	you die prior to the annuity commencement date.

Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

—	you are not the annuitant; and
—	you die on or after the annuity commencement date; and
—	the entire guaranteed interest in the policy has not been paid;

THEN:

—	the remaining portion of such guaranteed interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

—	you are the owner and annuitant; and
—	you die after the annuity commencement date; and
—	the annuity payment option you selected did not have or no longer has a guaranteed period;

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THEN:

—	no additional payments will be made (there is no death benefit).

Succession of Ownership

If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

—	any surviving owner;
—	primary beneficiary;
—	contingent beneficiary; or
—	owner’s estate.

Spousal Continuation

If the sole primary beneficiary is the spouse, upon the owner’s or the annuitant’s death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant’s death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant’s death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving the same sex spouses.

For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant’s social security number at the time of claim, she or he shall be treated as the owner/annuitant’s spouse. In those circumstances, the owner/annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant’s spouse is the sole primary beneficiary of the annuitant’s interest in such account, the annuitant’s spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, partial withdrawals or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

—	the policy value on the date we receive the required information in good order at our Administrative Office;

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—	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
—	minimum required cash value; and
—	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

—	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
—	any premium payments since the date of any policy anniversary with the largest policy value; minus
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death: minus
—	withdrawals from the date of death to the date the death benefit is paid.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.

Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Please note:

—	All policy value must be allocated to one or more designated investment options.
—	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

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Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

—	total premium payments; minus
—	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death; minus
—	withdrawals from the date of death to the date the death benefit is paid.

This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.

Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Please note:

—	All policy value must be allocated to one or more designated investment options.
—	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

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TAX INFORMATION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a policy’s provisions, the plan’s provisions will control.

If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.

The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

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The value of living and death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.

We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Policy

Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

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We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

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Different Individual Owner and Annuitant

If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

—	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
—	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

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If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.

Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies

When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1⁄2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Non-Qualified Stretch Annuity

In certain instances a non-spousal beneficiary may be permitted to elect a “stretch” annuity option as a means of disbursing death proceeds from a non-qualified annuity. the only method the Company uses for making distribution payments from a non-qualified “stretch” annuity is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

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Guaranteed Lifetime Withdrawal Benefits

For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.

Aggregation

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.

Partial Annuitization

Under a tax provision enacted in 2010, if part of a non-qualified annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.

Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.

Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

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Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Same Sex Relationships

Section 3 of the Federal Defense of Marriage Act was recently ruled unconstitutional and the Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences.

Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of this ruling and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.

Taxation of Surrenders and Partial Withdrawals - Qualified Policies

In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.

The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.

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In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1⁄2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1⁄2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Withholding

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions

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or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,340,000) and 40% respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

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Foreign Account Tax Compliance Act (“FATCA”)

Beginning in July of 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Qualified Policies

The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1⁄2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is a qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1⁄2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed

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as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59 1⁄2, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1⁄2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1⁄2. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law

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has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Ineligible Owners-Qualified

We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f ) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.

Qualified Plan Distributions

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70 1⁄2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

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The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.

ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59 1⁄2, may be subject to a 10% federal penalty tax.

Liquidity Rider

The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.

Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

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Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

—	This feature terminates upon annuitization and there is a mandatory annuitization date.
—	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

—	the Additional Death Distribution factor (see below); multiplied by
—	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

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No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c)

there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death

Distribution will be considered.

Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing,
—	the policy is annuitized or surrendered, or
—	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

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Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

—	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
—	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.

The rider benefit percentage may vary but equals 30% for issue ages0- 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

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Please note: the rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

—	you cancel it by notifying our Administrative Office in writing in good order,
—	the policy is annuitized or surrendered, or
—	the additional death benefit is paid or added to the policy value under a spousal continuation.

If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ if it is still being offered, immediately. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Nursing Care and Terminal Condition Waiver

No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

—	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
—	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.

The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.

Unemployment Waiver

No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:

—	employed full time for at least two years prior to becoming unemployed;
—	employed full time on the policy date;
—	unemployed for at least 60 days in a row at the time of surrender;
—	must have a minimum cash value at the time of surrender of $5,000; and

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—	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.

The Unemployment Waiver may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone and Electronic Transactions

Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.

We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.

Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your financial representative’s can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take you transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners’ privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.

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Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

—	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
—	Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.

IF:

—	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program

THEN:

—	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
—	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
—	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.

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You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the PAM investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.

Guaranteed Principal SolutionSM Rider

You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation
§ 1.401(a)(9)-9, A-1. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.

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Please note:

—	Certain protections under the rider are available only if you hold the rider for ten years.
—	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
—	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
—	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider

If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

—	the guaranteed future value on the rider date; plus
—	a percentage of subsequent premium payments (as described below); less
—	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

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Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

—	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
—	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

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Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider

If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

—	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
—	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)

Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

—	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
—	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)

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—	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.

Withdrawals under the guaranteed minimum withdrawal benefit also:

—	reduce your policy value;
—	reduce the guaranteed future value;
—	reduce your death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).

Maximum Annual Withdrawal Amount. Under this benefit:

—	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

—	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59 1⁄2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

—	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

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—	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.
—	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
—	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1⁄2. You should consult a tax adviser before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

—	the total withdrawal base on the rider date; plus
—	subsequent premium payments; less
—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

—	the minimum remaining withdrawal amount on the rider date; plus
—	subsequent premium payments; less
—	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis,

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but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.

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PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.

Transactions you make also affect the number of PAM transfers including:

—	additional premium payments; and
—	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional

PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the

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PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

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Termination

The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:

—	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
—	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income MaxSM rider for a qualified policy. If you elect the Retirement Income MaxSM Rider you cannot elect another GLWB. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income MaxSM - Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

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Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
—	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

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The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

—	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
—	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)

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Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.0%	0.0%	0.0%	0.0%
59-64	4.30%	4.00%	4.30%	3.80%
65-79	5.30%	5.00%	5.30%	4.80%
≥ 80	6.30%	6.00%	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
—	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	the current withdrawal base;
—	the withdrawal base immediately before the rider anniversary, increased by the growth percentage, if any (see Growth below);
—	the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).

See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income MaxSM Rider”

which illustrates the hypothetical example of the withdrawal base calculation.

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Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:

Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.5%	5.0%

The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

Please note: Because a withdrawal will eliminate the potential application of the growth percentage for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.

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Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,764 which is the applicable withdrawal percentage of 5.3% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.

See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income MaxSM Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
—	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

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Retirement Income MaxSM - Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of the Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

—	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
—	The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant’s spouse).
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	This option may not be permitted in the case of certain non-natural owners.
—	The rider’s issue ages may vary if you elect this option.

Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant’s spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).

Retirement Income MaxSM Rider Fees

Retirement Income MaxSM Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)  is the withdrawal base;

(B)  is the rider fee percentage; and

(C)  is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.0125*(91/365)

= 1,250*(91/365)

= $311.64

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We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

—	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. The fee adjustment is:

= 10,000*0.0125*(20/365)

= 125*(20/365)

= $6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 6.85 + 311.64

= $318.49

Retirement Income MaxSM Rider Issue Requirements

We will not issue the Retirement Income MaxSM rider unless:

—	the annuitant is not yet age 86 (lower if required by state law);
—	the annuitant is also an owner (except in the case of non-natural owners);
—	there are no more than two owners; and
—	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

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—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income ChoiceSM 1.6 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income ChoiceSM 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. If you elect the Retirement Income ChoiceSM 1.6 rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income ChoiceSM 1.6 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

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Please note:

—	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
—	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
—	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
—	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
—	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
—	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
—	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
—	Any withdrawal will reduce your rider death benefit (if applicable).
—	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income ChoiceSM 1.6 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

—	reduce your policy value;
—	reduce your base policy death benefit and other benefits;
—	may be subject to surrender charges or excess interest adjustments;
—	may be subject to income taxes and federal tax penalties; and
—	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

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For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

—	the rider withdrawal amount described above; or
—	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.

Please note:

—	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
—	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
—	Excess withdrawals may cause you to lose the benefit of the rider.
—	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

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Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.0%	0.0%	0.0%	0.0%
59-64	4.00%	3.75%	4.0%	3.5%
65-79	5.00%	4.75%	5.0%	4.5%
≥80	6.00%	5.75%	6.0%	5.5%

* For policies issued in New York, these withdrawal percentages will be 0.25% lower.

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

—	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
—	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

—	Current withdrawal base;
—	The withdrawal base immediately before the rider anniversary, increased by the growth percentage, if any (see Growth below);
—	The policy value on any monthiversarySM, including the current rider anniversary (see Automatic Step-Up below).

Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:

Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.5%	5.0%

* For policies issued in New York with the Joint Life Option, the growth percentage will be 0.50% lower.

The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

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Please note: Because a withdrawal will eliminate the potential application of the growth percentage for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not increase more than 75 basis points (0.75%) from the rider fee percentage on the rider date.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

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Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income ChoiceSM 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

—	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
—	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage),

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and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.

Please note:

—	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
—	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
—	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.

Retirement Income ChoiceSM 1.6 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

—	Death Benefit;
—	Joint Life; and
—	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income ChoiceSM 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.

Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

—	the rider death benefit on the rider date; plus
—	subsequent premium payments; less
—	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See

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“Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

—	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
—	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
—	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
—	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements.(The payment of a death benefit under the policy is triggered by the death of the annuitant.)
—	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.

Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy).

Please note:

—	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
—	The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant’s spouse).
—	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
—	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
—	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
—	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

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—	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
—	This option may not be permitted in the case of certain non-natural owners.

Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant’s spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

—	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
—	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
—	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
—	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
—	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

—	It is operated pursuant to the laws of the jurisdiction in which it is located;
—	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
—	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
—	It is supervised by a staff of one or more licensed physicians; and
—	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

—	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;
—	It provides care performed or supervised by a registered graduate nurse;
—	It provides room and board accommodations;
—	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
—	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
—	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

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—	Assisted living facilities or residential care facilities;
—	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
—	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
—	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
—	A rehabilitation hospital or basic care facilities;
—	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
—	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.6 Fees

Retirement Income ChoiceSM 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;
(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses assumed policy values as follows: Group A - $50,000; Group B - $30,000; and Group C - $20,000:

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Example 1: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base of 100,000

= 100,000 * [(50,000*0.0155) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)

= 100,000 * (775 + 330 + 140) / 100,000 * (91/365)

= 100,000 * 1,245/100,000 * (91/365)

= 1,245 * (91/365)

= $310.40

We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Please note regarding the base rider fee:

—	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
—	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
—	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter (allocated as in Example 1). the withdrawal base change equals $10,000. The fee adjustment is:

= 10,000 * [(5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (20/365)

= 10,000 * (77.50 + 33 + 14) / 10,000 * (20/365)

= 10,000 * 124.50/100,000 * (91/365)

= 124.50 * (91/365)

= $6.82

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):

= 6.82 + 310.40

= $317.22

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Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 3: Calculation for $5,000 fund transfer from Group A (with $3,000 going into Group B and $2,000 into Group C) occurring during second quarter with 25 days remaining in the rider quarter, assuming:

Withdrawal Base = $104,590.16 Policy Value = $90,000

= 104,590.16 * [(-5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (25/365)

= 104,590.16 * (-77.50 + 33 + 14) / 90,000 * (25/365)

= 104,590.16 * -30.50/90,000 * (25/365)

= -35.44 * (25/365)

= $-2.43

Total fee assessed at end of the second rider quarter (assuming no further rider fee adjustments):

= 310.40 - 2.43

= + $307.97

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.6 Rider Issue Requirements

We will not issue the Retirement Income ChoiceSM 1.6 rider if:

—	the annuitant is 86 or older (lower if required by state law);
—	the annuitant is not an owner (except in the case of non-natural owners);
—	there are more than two owners; and
—	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).

The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income ChoiceSM 1.6 rider and any additional options will terminate upon the earliest of the following:

—	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

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—	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
—	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
—	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
—	the date an excess withdrawal reduces your policy value to zero; or
—	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant’s beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

OTHER INFORMATION

State Variations

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state’s variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

Arizona. Owners age 65 and above have a 30 day right to cancel.

California. Policy may be canceled by returning the policy or by sending in a written notice. Owners age 60 and above have a 30 day right to cancel. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Nursing Care and Terminal Condition Waiver are not available. The Income EnhancementSM is not available under the Retirement Income ChoiceSM 1.6 rider. The Retirement Income MaxSM rider does not terminate upon ownership changes or assignments that have not been approved by the Company. The fixed account is not available.

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Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The unemployment waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income ChoiceSM 1.6 rider. We have the right to reject certain ownership changes and assignments on policies with the Retirement Income MaxSM and Retirement Income ChoiceSM 1.6 riders.

Florida. Owners have a 21 day right to cancel period and will receive Return of Premium. Excess interest adjustment is not applied upon annuitization or death. No surrender charge is applied upon death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income MaxSM rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.

Montana. Unemployment waiver is not available. Premium enhancement recapture does not include unemployment. Death benefit must be paid within 60 days and any interest due after 30 days.

New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution, Additional Death Distribution + and the Income EnhancementSM under the Retirement Income ChoiceSM 1.6 rider are not available. Telephone Transactions may not be available. There is no excess interest adjustment. Premium enhancement recapture is not available with unemployment, death or annuitization. Death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. Policy value is used upon annuitization. Annuity commencement date cannot be earlier than the first policy anniversary. Retirement Income MaxSM Rider issue requirements are annuitant is 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM, Retirement Income MaxSM and Retirement Income ChoiceSM 1.6 rider fees cannot be deducted from the fixed account if available. Retirement Income MaxSM rider does not terminate upon ownership changes or assignments that have not been approved by the Company.

North Dakota. Right to cancel period is 20 days.

Oregon. Retirement Income Choice 1.6SM rider may not terminate upon assignment or certain ownership changes.

Washington. The Retirement Income ChoiceSM 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.

Ownership

You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.

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Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Termination for Low Value

If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal tax law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.

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Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.

Regulatory Modifications to Policy

We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.

Certain Offers

We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering our variable annuity products, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including us, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

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Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

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Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

Information About Us

We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.

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Financial Condition

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

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The Separate Account

Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.

The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.

The Funds

At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.

Distributi on of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

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A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.5% of premium payments (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the

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selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2013, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between 0.10% and 0.50% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2013, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC • BancWest Investment Services, Inc. • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial, Inc. • Cetera Advisor Networks • Cetera Advisors LLC • Cetera Financial Specialists • Cetera Investment Services • CFD Investments, Inc. • Citigroup • Commonwealth Financial Network • Equity Services Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Hantz Financial Services Inc. • Huntington Investment Company • ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • James T. Borello & Company • Janney Montgomery Scott, LLC • Linsco Private Ledger - LPL • M&T Securities Inc. • Merrill Lynch Life Agency • Money Concepts Capital, Corp • Morgan Stanley Smith Barney • National Planning • NFP Securities • Park Avenue Securities, LLC • Raymond James and Associates • Raymond James Financial Services • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • Triad Advisors, Inc. • UBS Financial Services, Inc. • US Bancorp Investments Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors, L.L.C. • Wells Fargo Wealth Brokerage Insurance Agency, L.L.C. • Woodbury Financial

During 2013, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2013
Linsco Private Ledger - LPL	$2,822,302.97
Morgan Stanley Smith Barney	$2,526,968.59
Wells Fargo Wealth Brokerage	$1,879,963.24
Wells Fargo Advisors, L.L.C.	$1,744,265.47
UBS Financial Services	$1,040,517.53
Transamerica Financial Advisors	$ 948,816.59
Merrill Lynch Life Agency	$ 830,405.66
Hantz Financial Services Inc	$ 675,217.79
CCO Investment Services Corp.	$ 558,323.84
National Planning	$ 536,125.52

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No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms	3
The Policy - General Provisions	6
Investment Experience	10
Performance	14
Historical Performance Data	14
Published Ratings	16
State Regulation of Us	17
Administration	17
Records and Reports	17
Distribution of the Policies	17
Voting Rights	18
Other Products	19
Custody of Assets	19
Independent Registered Public Accounting Firm	19
Other Information	19
Financial Statements	19

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law and for certain qualified policies).

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.

Fixed Account — One or more investment options under the policy that are part of our general assets and are not in the separate account.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.

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Owner (You, Your) — The person who may exercise all rights and privileges under the policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus
—	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus
—	interest credited in the fixed account; plus
—	accumulated gains in the separate account; minus
—	accumulated losses in the separate account; minus
—	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Surrender Charge Free Amount — The amount that can be withdrawn each policy year without incurring any surrender charges.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.

Written Notice — Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

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APPENDIX

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International Fund - Class 2	American Funds - International Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC

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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor’s 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP – Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS® Investment Management
Investment Objective: Capital growth.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Manager Alternative Strategies(3)	Transamerica Multi-Manager Alternative Strategies VP(3)	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of Small growth companies.
TA Torray Concentrated Growth - Service Class(5)	Transamerica Torray Concentrated Growth VP – Service Class(5)	Torray LLC(5)
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA VOYA Balanced Allocation - Service Class(6)	Transamerica VOYA Balanced Allocation VP - Service Class(6)	Transamerica Asset Management, Inc.

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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Capital appreciation and current income.
TA VOYA Conservative Allocation - Service Class(7)	Transamerica VOYA Conservative Allocation VP - Service Class(7)	Transamerica Asset Management, Inc.
Investment Objective: Current income and preservation of capital.
TA VOYA Intermediate Bond - Service Class(8)	Transamerica VOYA Intermediate Bond VP - Service Class(8)	Transamerica Asset Management, Inc.
Investment Objective: Maximize total return through income and capital appreciation
TA VOYA Large Cap Growth - Service Class(10)	Transamerica VOYA Large Cap Growth VP - Service Class(10)	VOYA Investment Management Co. LLC(9)
Investment Objective: Long-term capital growth.
TA VOYA Limited Maturity Bond(11)	Transamerica VOYA Limited Maturity Bond VP - Service Class(11)	VOYA Investment Management Co. LLC(9)
Investment Objective: High current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
TA VOYA Mid Cap Opportunities - Service Class(12)	Transamerica VOYA Mid Cap Opportunities VP - Service Class(12)	VOYA Investment Management Co. LLC(9)
Investment Objective: Long-term capital appreciation.
TA VOYA Moderate Growth Allocation - Service Class(13)	Transamerica VOYA Moderate Growth Allocation VP - Service Class(13)	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA WMC Diversified Growth - Service Class	Transamerica WMC Diversified Growth VP - Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	This investment option is not available with the Return of Premium death benefit or the Annual Step-Up death benefit.
(4)	Effective on or about May 1, 2014, Transamerica Hanlon Income VP merged into Transamerica BlackRock Tactical Allocation VP.
(5)	Effective on or about May 1, 2014 Transamerica BNP Paribas Large Cap Growth VP was renamed Transamerica Torray Concentrated Growth VP and is subadvised by Torray, LLC.
(6)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Balanced Allocation VP was renamed Transamerica Voya Balanced Allocation VP.
(7)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Conservative Allocation VP was renamed Transamerica Voya Conservative Allocation VP.
(8)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Intermediate Bond VP was renamed Transamerica Voya Intermediate Bond VP.
(9)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Investment Management Co. LLC. was renamed Voya Investment Manangement Co. LLC.
(10)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Large Cap Growth VP was renamed Transamerica Voya Large Cap Growth VP.
(11)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Limited Maturity Bond VP was renamed Transamerica Voya Limited Maturity Bond VP.
(12)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Mid Cap Opportunities VP was renamed Transamerica Voya Mid Cap Opportunities VP.
(13)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Moderate Growth Allocation VP was renamed Transamerica Voya Moderate Growth Allocation VP.

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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

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APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider Designated Allocation Groups
Funds				A	B	C
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	✓	✓
AllianceBernstein Growth and Income Portfolio - Class B	✓	✓
American Funds - Asset Allocation Fund - Class 2	✓	✓
American Funds - Growth Fund - Class 2	✓	✓
American Funds - Growth-Income Fund - Class 2	✓	✓
American Funds - International Fund - Class 2	✓	✓
Fidelity VIP Balanced Portfolio - Service Class 2	✓	✓
Fidelity VIP Contrafund® Portfolio - Service Class 2	✓	✓
Fidelity VIP Mid Cap Portfolio - Service Class 2	✓	✓
Fidelity VIP Value Strategies Portfolio - Service Class 2	✓	✓
GE Investments Total Return Fund - Class 3	✓	✓
TA Aegon Money Market - Service Class	✓	✓	✓			✓
TA Aegon U.S. Government Securities - Service Class	✓	✓	✓			✓
TA Barrow Hanley Dividend Focused - Service Class	✓	✓
TA BlackRock Global Allocation - Service Class	✓	✓
TA Clarion Global Real Estate Securities - Service Class	✓	✓
TA JPMorgan Enhanced Index - Service Class	✓	✓
TA JPMorgan Mid Cap Value - Service Class	✓	✓
TA Jennison Growth - Service Class	✓	✓
TA MFS International Equity - Service Class	✓	✓
TA Morgan Stanley Capital Growth - Service Class	✓	✓
TA Morgan Stanley Mid Cap Growth - Service Class	✓	✓
TA Systematic Small Mid Cap Value - Service Class	✓	✓
TA T. Rowe Price Small Cap - Service Class	✓	✓
TA Torray Concentrated Growth - Service Class	✓	✓
TA TS&W International Equity - Service Class	✓	✓
TA Vanguard ETF - Balanced - Service Class	✓	✓	✓		✓
TA Vanguard ETF - Conservative - Service Class	✓	✓	✓			✓
TA Vanguard ETF - Growth - Service Class	✓	✓		✓

105

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider Designated Allocation Groups
Funds				A	B	C
TA VOYA Balanced Allocation - Service Class	✓	✓	✓		✓
TA VOYA Conservative Allocation - Service Class	✓	✓	✓			✓
TA VOYA Intermediate Bond - Service Class	✓	✓
TA VOYA Large Cap Growth - Service Class	✓	✓
TA VOYA Limited Maturity Bond	✓	✓	✓			✓
TA VOYA Mid Cap Opportunities - Service Class	✓	✓
TA VOYA Moderate Growth Allocation - Service Class	✓	✓		✓
TA WMC Diversified Growth - Service Class	✓	✓
Fixed Account			✓			✓

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

106

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2013. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Transamerica Financial Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

B-SHARE

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.700276	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.960652	0.000	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.145519	0.000	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.775513	363.553	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.876212	220.186	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.208331	304.826	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.055665	0.000	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.900768	592.324	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.318322	436.161	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.694967	0.000	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.638836	0.000	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.867524	0.000	0.000
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.515832	0.000	0.000

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.515832	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.564972	0.000	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.653324	154.086	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.147694	0.000	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.851213	0.000	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.519543	0.000	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.708139	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.597940	0.000	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.065013	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.584149	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.270186	0.000	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.108297	0.000	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.823910	212.280	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.874312	0.000	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.202665	0.000	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.442550	7,279.588	0.000
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.194356	823.282	0.000
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.922306	3,027.932	0.000
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.567811	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.153361	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.521792	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.682892	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.857316	0.000	0.000

108

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.663161	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.972392	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.915368	450.670	0.000

C-SHARE

Subaccount	Year	Separate Account Expense 1.15%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.761224	14,995.732	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.028720	35,314.073	3,498.424
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.208984	138,211.893	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.842546	71,129.439	13,719.092
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.943820	52,765.149	17,557.157
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.272124	16,463.971	8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.118629	18,532.916	1,571.840
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.968514	100,871.307	12,693.008
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.388426	32,322.823	4,479.211
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.761540	35,644.269	7,281.608
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.699427	6,653.874	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.923751	899,801.995	145,828.155
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.570072	520,275.110	60,584.706
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.570072	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.630812	7,256.513	4,780.753
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.714003	32,497.068	13,264.757
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.199845	12,860.930	2,560.342
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.907355	54,593.921	0.000

109

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.15%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.590808	51,653.070	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.774789	20,179.528	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.663974	31,965.230	6,129.223
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.127981	22,301.612	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.661415	17,726.290	1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.340009	28,463.664	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.221398	2,592.569	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.177203	18,193.980	539.774
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.896853	36,367.237	7,173.521
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.266414	20,897.827	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.502044	8,825,054.935	372,941.020
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.252434	875,220.175	29,954.334
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.984499	3,424,842.904	312,077.531
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.628011	260,732.905	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.211208	55,873.014	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.576068	3,542.258	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.749414	1,611.332	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.913487	14,372.866	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.729559	1,576.887	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.034895	138,519.688	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.983201	2,268.861	704.213

110

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.707426	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.968644	2,369.962	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.152965	1,466.780	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.783374	4,230.107	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.884149	4,909.629	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.215808	1,229.873	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.063047	1,997.869	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.908722	1,992.978	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.326543	2,736.118	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.702776	886.819	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.645948	550.217	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.874119	5,573.634	0.000
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.522193	2,022.228	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.522193	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.572700	2,624.079	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.660455	11,363.560	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.153815	204.168	628.281
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.857800	517.471	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.527909	846.776	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.715964	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.605686	3,547.942	525.635
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.072399	2,797.604	2,215.228
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.593218	1,952.504	500.331

111

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.278394	3,585.144	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.116373	2,146.864	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.832468	2,921.469	501.385
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.882254	0.000	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.210143	935.393	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.449534	66,841.118	779.908
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.201181	3,755.106	0.000
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.929605	282,854.970	0.000
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.574878	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.160147	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.528165	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.690703	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.863906	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.670947	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.979736	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.923333	0.000	0.000

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.732499	2,156.303	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.996639	4,707.190	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.179081	52,330.532	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.810950	9,822.023	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.911959	17,099.440	0.000

112

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.242065	6,137.813	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.088942	6,173.877	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.936588	4,030.545	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.355386	3,171.412	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.730167	1,989.725	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.670871	0.000	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.897251	57,870.277	0.000
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.544504	4,015.540	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.544504	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.599780	1,392.000	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.685410	5,265.608	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.175268	2,015.854	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.880886	0.000	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.557212	0.000	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.743375	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.632849	156.987	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.098302	903.481	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.625003	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.307103	329.927	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date	2013	$10.000000	$10.215014	0.000	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.144720	2,464.500	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.862470	2,044.119	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.910049	198.556	0.000

113

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.236370	417.455	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.474011	324,141.525	967.149
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.225070	37,130.072	0.000
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.955190	110,614.547	0.000
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.599628	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.183933	1,171.269	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.550486	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.718062	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.887009	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.698263	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.005434	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.951240	814.652	0.000

L-SHARE

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.711007	23,950.748	3,283.869
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.972638	30,535.530	19,817.027
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.156691	124,246.861	4,991.738
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.787317	61,268.689	14,467.469
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.888121	130,249.623	8,566.638
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.219555	32,094.277	8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.066747	25,153.215	1,847.105
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.912701	81,347.031	25,699.180

114

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.330676	83,753.785	13,532.459
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.706687	49,713.463	5,504.695
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.649503	9,092.358	732.635
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.877422	398,611.180	95,562.423
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	152,068.066	51,066.420
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.576563	34,318.997	6,453.372
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.664010	152,124.030	27,743.504
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.156876	41,240.898	16,648.378
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.861099	3,064.612	4,161.361
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.532091	29,068.706	224.468
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.719868	106,018.564	1,005.911
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.609569	64,552.937	10,257.532
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.076094	55,617.989	6,627.012
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.597759	9,347.744	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.282490	25,495.762	10,760.839
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.120421	36,267.066	7,309.629
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.836738	76,374.754	15,633.649
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.886217	17,600.467	10,855.640
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.213892	10,364.029	10,715.341
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.453037	1,811,998.711	167,323.199
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.204584	140,874.387	20,431.164
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.933258	1,629,355.721	450,363.944

115

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.578410	2,985.713	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.163544	1,749.324	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.531357	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.694603	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.867211	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.674848	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.983397	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.927318	35,679.078	8,665.049

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	3,341.657	316.418
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	21,856.165	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	40,691.480	306,167
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	28,219.573	292.644
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	79,993.089	292.596
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	24,943.959	306.855
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	98,079.100	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	10,840.127	874.845
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	35,108.203	565.913
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	2,394.411	592.605
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	14.971	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	384,089.323	20,842.924
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	118,019.127	12,938.796

116

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	3,449.318	1,452.199
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.688977	83,325.946	4,642.464
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	15,048.486	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	415.044	1,394.784
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	6,832.618	3,834.403
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	9,473.375	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	8,222.901	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	6,050.885	854.495
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	4,582.366	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	3,643.075	2,596.771
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.215816	911.781	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	13,338.672	559.975
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	17,070.291	1,934.378
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	557.189	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	0.000	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	4,153,049.354	87,085.678
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	472,504.182	2,335.180
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	2,385,027.830	167,039.670
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.603184	3,243.810	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.187349	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.553685	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.721983	0.000	0.000

117

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.890320	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.702162	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.009120	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	2,683.729	3,787.978

X-SHARE

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.711007	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.972638	3,032.105	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.156691	75,409.507	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.787317	7,390.560	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.888121	4,060.769	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.219555	3,967.271	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.066747	8,454.234	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.912701	5,426.899	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.330676	5,679.391	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.706687	4,447.118	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.649503	1,379.793	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.877422	90,198.082	0.000
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	210,089.217	12,285.588
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.576563	2,148.970	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.664010	7,586.979	0.000

118

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.156876	11,426.843	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.861099	549.936	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.532091	1,511.133	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.719868	9,743.777	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.609569	6,008.446	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.076094	22,044.900	523.863
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.597759	2,073.137	879.797
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.282490	1,753.473	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.120421	8,039.206	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.836738	8,070.959	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.886217	6,508.897	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.213892	0.000	514.886
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.453037	493,178.589	11,578.948
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.204584	149,500.111	7,587.017
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.933258	526,666.776	309,942.162
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.578410	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.163544	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.531357	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.694603	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.867211	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.674848	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.983397	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.927318	3,649.583	0.000

119

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	2,961.832	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	5,060.065	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	5,460.794	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	5,605.280	2,109.894
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	2,342.830	1,063.820
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	4,393.718	1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	787.780	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	2,648.529	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	6,157.133	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	329.048	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	0.000	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	165,630.010	5,372.471
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	64,588.028	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	1,618.992	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.688977	5,947.822	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	2,807.881	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	2,298.593	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	3,295.572	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	2,471.024	1,069.548
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	902.411	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	13,726.551	0.000

120

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	2,596.771	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.215816	0.000	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	0.000	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	11,818.614	981.351
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	2,317.261	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	0.000	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	405,855.260	2,193.374
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	298,286.411	15,489.309
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	386,346.006	28,550.047
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.603184	25,187.878	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.187349	1,861.199	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.553685	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.721983	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.890320	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.702162	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.009120	737.489	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	0.000	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above
(4)	Effective on or about May 1, 2014, Transamerica Hanlon Income VP merged into Transamerica BlackRock Tactical Allocation VP.
(5)	Effective on or about May 1, 2014, Transamerica BNP Paribas Large Cap Growth VP was renamed Transamerica Torray Concentrated Growth VP and is subadvised by Torray LLC.
(6)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Balanced Allocation VP was renamed Transamerica Voya Balanced Allocation VP.

121

X-Share — (Continued)

(7)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Conservative Allocation VP was renamed Transamerica Voya Conservative Allocation VP.
(8)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Intermediate Bond VP was renamed Transamerica Voya Intermediate Bond VP.
(9)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Large Cap Growth VP was renamed Transamerica Voya Large Cap Growth VP.
(10)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Limited Maturity Bond VP was renamed Transamerica Voya Limited Maturity Bond VP.
(11)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Mid Cap Opportunities VP was renamed Transamerica Voya Mid Cap Opportunities VP.
(12)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Moderate Growth Allocation VP was renamed Transamerica Voya Moderate Growth Allocation VP.

122

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Surrenders (full and partial), transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=

Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.

G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=

Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and

M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication

The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

123

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S * (G-C) * (M/12)
= 50,000.00 * (.055 - .085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

124

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

125

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
Excess interest adjustment	= 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
Excess interest adjustment	= 15,818.79 * (.055 - .045) * (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

126

APPENDIX

DEATH BENEFIT

Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:

AW = adjusted withdrawal

GW = gross withdrawal

DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)

PV = policy value prior to the withdrawal

GMDB = guaranteed minimum death benefit prior to the withdrawal

CV = cash value prior to the withdrawal

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1: Death Proceeds Greater than Policy Value

Assumptions:

GMDB = $75,000

PV = $50,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$50,000) = $23,241

Summary:

Reduction in guaranteed minimum death benefit	= $23,241
Reduction in policy value	= $15,494
New guaranteed minimum death benefit amount	= $51,759
New policy value (after withdrawal)	= $34,506

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.

Example 2: Death Proceeds Equal to Policy Value

Assumptions:

GMDB = $50,000

PV = $75,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$75,000) = $15,494

127

Death Benefit — (Continued)

Summary:

Reduction in guaranteed minimum death benefit	= $15,494
Reduction in policy value	= $15,494
New guaranteed minimum death benefit amount	= $34,506
New policy value (after withdrawal)	= $59,506

The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.

These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000	$95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826

* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

128

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$25,000
Gross partial surrenders after the rider date:	$30,000
Policy value on date of surrender:	$150,000
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000

Example 2

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$0
Gross partial surrenders after the rider date:	$0
Base policy death benefit (assumed) on the date of death benefit calculation:	$100,000
Policy value on the date of death benefit calculations:	$75,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

129

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account value on rider date (equals initial policy value since new policy)	$100,000
Additional death benefit during first rider year	$0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000)	$605
Additional death benefit during 2nd rider year (= sum of total rider fees paid)	$605
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$85,000
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$31,500
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500

130

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider are summarized in the following chart.

Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Guaranteed Principal SolutionSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider
Benefit:	Benefit:	Benefit:
• Provides:	• Provides:	• Provides:

(1)Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

For riders issued on or after

May 1, 2014                                         5.5%

For riders issued prior to

May 1, 2014                                         5.0%

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payment•s from us, if necessary) regardless of the performance of the designated investment options that you select – if you invest in certain designated investment options.

(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.

For riders issued on or after

May 1, 2014                                       5.5%

For riders issued prior to

May 1, 2014                                       5.0%

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

131

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Guaranteed Principal SolutionSM Rider		Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider
•	Upgrades:		•	Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

132

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Guaranteed Principal SolutionSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider
•

Additional Options:

Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

•

Additional Options:

(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

133

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Guaranteed Principal SolutionSM Rider	Retirement Income MaxSM Rider	Retirement Income ChoiceSM 1.6 Rider
Availability:	Availability:	Availability:
• 0 - 80 (unless state law requires a lower maximum issue age	• Younger than age 86 (unless state law requires a lower maximum issue age)	• Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charges: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

Current Charge:

(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:

For riders issued on or after

May 1, 2014             0.70% to 1.45% annually

For riders issued prior to

May 1, 2014            0.70% to 1.55% annually

(2) with Death Benefit Option— 0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(3) with Income EnhancementSM

Option—0.30% (single life) or

0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:
•

Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.

	• You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

134

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Guaranteed Principal SolutionSM Rider	Retirement Income MaxSM Rider		Retirement Income ChoiceSM 1.6 Rider
Withdrawal Option:	Withdrawal Percentages (Single Life):		Withdrawal Percentages (Single Life):

5% For Life—Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.

	0-58 59-64 65-79 80+	0.0% 4.3% 5.3% 6.3%	0-58 59-64 65-79 80+	0.0% 4.0% 5.0% 6.0%
Withdrawal Option:	Withdrawal Percentages ( Joint Life):		Withdrawal Percentages ( Joint Life):

7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.

	For riders issued on or after May 1, 2014		For riders issued on or after May 1, 2014
	0-58 59-64 65-79 80+	0.0% 4.0% 5.0% 6.0%	0-58 59-64 65-79 80+	0.0% 3.75% 4.75% 5.75%
	For riders issued prior to May 1, 2014		For riders issued prior to May 1, 2014
	0-58 59-64 65-79 80+	0.0% 3.8% 4.8% 5.8%	0-58 59-64 65-79 80+	0.0% 3.5% 4.5% 5.5%

135

APPENDIX

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL

WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One.  What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three.  After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result.  If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

136

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One.  What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three.  After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result.  If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

137

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.

Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

138

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52

Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

139

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One.  What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

140

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

141

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One.  What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

142

APPENDIX

PAM METHOD TRANSFERS

To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G) + (R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G) + (R – F + .5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F= Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

143

PAM METHOD TRANSFERS — (Continued)

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees= 3%

Time= 20

First we calculate d1.

d1 = [ln(G) + (R – F + .5 * V ^ 2) * T]/[V * T ^ .5]

d1 = [ln(.90) + (.045 – .03 + .5*.10 ^ 2) * 20]/[.10 * 20^.5]

d1 = .658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

144

PAM METHOD TRANSFERS — (Continued)

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2:  Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1 = [ln(G) + (R – F +.5*V ^ 2) * T]/[V * T^.5]

d1 = [ln(1.05) + (.045 – .03 + .5 * .10 ^ 2) * 20]/[.10 * 20^.5]

d1 = 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X = (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

145

APPENDIX

HYPOTHETICAL ADJUSTED PARTIAL SURRENDERS - GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).

Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.

146

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 1 (Base):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No.  There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One.  The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two.  Calculate how much the withdrawal base is affected by the excess withdrawal.

1. The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2. ($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

147

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Step Three.  Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount? $2,352.94 pro rata amount.

Step Four.  What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

148

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

Withdrawal Percentage = 5%

WB at rider issue = $100,000

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?

No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two.  What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

Withdrawal Percentage = 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

149

Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three.  Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount.

Step Four.  What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.

Result. The rider benefit is $89,773.26.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

The Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.

This disclosure explains the material features of the Retirement Income MaxSM, and Retirement Income ChoiceSM 1.6 riders.

150

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$102,000	$100,000	$6,300
1	$105,060	$	$	$		$$105,060	$100,000	$6,300
1	$107,161	$	$	$		$$107,161	$100,000	$6,300
1	$110,376	$	$	$		$$110,376	$100,000	$6,300
1	$112,584	$	$	$		$$112,584	$100,000	$6,300
1	$115,961	$	$	$		$$115,961	$100,000	$6,300
1	$118,280	$	$	$		$$118,280	$100,000	$6,300
1	$121,829	$	$	$		$$121,829	$100,000	$6,300
1	$124,265	$	$	$		$$124,265	$100,000	$6,300
1	$120,537	$	$	$		$$124,265	$100,000	$6,300
1	$115,716	$	$	$		$$124,265	$100,000	$6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265[1]	$7,829
2	$112,129	$	$	$		$$112,129	$124,265	$7,829
2	$115,492	$	$	$		$$115,492	$124,265	$7,829
2	$117,802	$	$	$		$$117,802	$124,265	$7,829
2	$121,336	$	$	$		$$121,336	$124,265	$7,829
2	$124,976	$	$	$		$$124,976	$124,265	$7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979[2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$

151

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101[1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

152

STATEMENT OF ADDITIONAL INFORMATION

PARTNERS VARIABLE ANNUITY SERIESSM

Issued through

Transamerica Life Insurance Company	Transamerica Financial Life Insurance Company
Separate Account B (EST. 1/19/1990)	Separate Account BNY (EST. 9/27/1994)
4333 Edgewood Road NE	4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001	Cedar Rapids, Iowa 52499-0001
(800)525-6205	(800)525-6205
www.transamerica.com	www.transamerica.com

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Partners Variable Annuity SeriesSM variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2014, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2014

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law and for certain qualified policies).

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment Form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of our general assets and are not in the separate account.

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Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Guaranteed Principal SolutionSM Rider, the Retirement Income MaxSM Rider or the Retirement Income ChoiceSM 1.6 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.

Market Day — A day when the New York Stock Exchange is open for business.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

—	premium payments; minus

—	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment); plus

—	interest credited in the fixed account; plus

—	accumulated gains in the separate account; minus

—	accumulated losses in the separate account; minus

—	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to us by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

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Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”

Surrender Charge Free Amount — The amount that can be withdrawn each policy year without incurring any surrender charges.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

Entire Contract

The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, we will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest as specified in your policy, from the date

6

of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.

The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.

Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.

7

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner’s spouse, however, (1) the cash value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as the period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

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Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.

Non-Participating

The policy will not share in our surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.

We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual

9

service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

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(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A=	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57

B=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D=	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40

E=	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0) - 0.000041096 = Z = 1.014871185
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value=A * B

Where:

A=	The accumulation unit value for the immediately preceding valuation period. Assume = $X

B=	The net investment factor for the current valuation period. Assume = Y

Then, the accumulation unit value = $X * Y = $Z

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Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding market day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

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A=	Annuity unit value for the immediately preceding valuation period.
Assume = $X

B=	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume = Y

C=	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A=	The adjusted policy value as of the annuity commencement date.
Assume = $X

B=	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A=	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B=	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

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PERFORMANCE

We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

HISTORICAL PERFORMANCE DATA

Money Market Yields

We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

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Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 -1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

15

Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P(1+ T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets

16

held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF US

We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

17

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $212,971,232. During fiscal year 2013 the amounts paid to TCI in connection with all poicies sold through Transamerica Financial Life Insurance Company separate account were $44,481.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, we will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio.

18

Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B and Separate Account VA BNY, at December 31, 2013 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

19

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Partners Variable Annuity SeriesSM policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

20

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2013. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Transamerica Financial Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

B-SHARE

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.700276	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.960652	0.000	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.145519	0.000	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.775513	363.553	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.876212	220.186	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.208331	304.826	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.055665	0.000	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.900768	592.324	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.318322	436.161	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.694967	0.000	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.638836	0.000	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.867524	0.000	0.000
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.515832	0.000	0.000

21

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.515832	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.564972	0.000	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.653324	154.086	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.147694	0.000	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.851213	0.000	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.519543	0.000	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.708139	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.597940	0.000	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.065013	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.584149	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.270186	0.000	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.108297	0.000	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.823910	212.280	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.874312	0.000	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.202665	0.000	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.442550	7,279.588	0.000
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.194356	823.282	0.000
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.922306	3,027.932	0.000
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.567811	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.153361	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.521792	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.682892	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.857316	0.000	0.000

22

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.663161	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.972392	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.915368	450.670	0.000

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.714594	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.976631	4,331.447	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.160418	152.460	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.791250	1,912.517	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.892090	1,747.381	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.223302	277.677	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.070441	3,285.337	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.916668	14,363.322	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.334784	8,480.263	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.710594	0.000	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.653070	7,235.842	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.880721	22,602.782	0.000
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.528560	8,076.449	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.528560	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.580431	4,967.437	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.667568	6,190.356	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.159931	2,240.413	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.864396	0.000	0.000

23

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.536272	255.809	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.723788	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.613444	267.178	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.079791	275.543	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.602286	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.286579	255.153	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.124463	4,290.941	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.841030	1,763.015	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.890188	4,404.527	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.217635	4,320.053	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.456517	101,759.593	971.216
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.207988	12,570.890	0.000
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.936911	28,988.939	0.000
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.581950	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.166935	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.534544	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.698511	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.870509	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.678746	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.987071	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.931299	10,892.437	0.000

24

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.725322	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.988638	0.000	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.171618	0.000	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.803072	0.000	0.000
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.904007	0.000	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.234562	0.000	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.081541	0.000	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.928611	0.000	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.347138	0.000	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.722328	0.000	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.663753	0.000	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.890633	7,372.349	994.287
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	4,381.706	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.592033	0.000	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.678265	0.000	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.169134	0.000	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.874292	0.000	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.548831	0.000	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.735537	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.625085	0.000	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.090899	0.000	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.615904	0.000	0.000

25

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.298900	0.000	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.213425	0.000	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.136615	0.000	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.853885	0.000	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.902102	0.000	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.228868	0.000	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.467013	25,120.853	0.000
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.218227	12,071.927	0.000
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.947869	1,095.866	0.000
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.592554	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.177137	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.544104	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.710233	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.880400	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.690449	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.998089	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.943257	0.000	0.000

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	9,203.833	1,595.908
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	130,883.307	1,975.885
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	202,156.745	32,795.873
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	139,625.304	5,750.234

26

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	135,685.357	16,194.310
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	106,474.392	11,796.178
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	133,395.960	10,104.166
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	151,751.424	27,809.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	53,986.481	12,977.702
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	43,161.470	899.234
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	5,609.107	1,601.419
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	369,356.451	440,133.723
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	338,890.611	280,954.452
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	89,828.768	4,433.326
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.688977	290,422.825	6,629.604
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	132,719.253	6,569.304
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	10,636.491	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	20,990.072	14,870.606
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	30,035.290	3,605.691
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	74,070.665	9,736.990
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	54,289.170	9,026.006
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	10,953.011	316.311
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	43,197.745	340.292
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	69,255.931	1,084.477
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	68,144.429	6,677.005
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	14,754.053	10,967.138

27

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	33,057.840	6,039.947
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	2,363,680.143	555,062.407
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	269,936.394	24,584.744
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	1,525,463.500	613,609.495
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.603184	125,928.266	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.187349	1,006.228	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.553685	4,787,881	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.721983	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.890320	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.702162	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.009120	10,604.782	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	45,675.117	0.000

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.750435	267,220.904	2,964.262
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.016687	183,618.663	11,850.242
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.197765	526,445.841	28,351.522
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.830688	491,243.624	9,831.398
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.931867	468,209.033	7,621.422
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.260843	221,404.888	5,831.571
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.107482	385,204.975	51,236.774
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.956533	322,301.150	42,754.762
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.376023	334,929.528	12,831.301

28

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.749767	111,370.977	11,396.880
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.688708	74,398.651	489.652
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.913807	1,918,148.551	794,012.415
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.560474	1,563,825.254	456,728.733
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.560474	5,913.906	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.619171	243,887.144	677.588
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.703267	1,191,069.381	20,841.400
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.190623	178,373.329	8,230.003
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.897425	48,032.367	25,073.642
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.578200	42,442.757	6,323.023
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.762996	31,034.738	2,279.833
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.652289	134,498.465	12,779.756
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.116849	109,936.208	6,156.331
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.647750	22,128.499	868.595
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.327660	119,481.016	883.095
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.165005	125,178.885	6,005.496
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.883957	196,039.006	10,052.774
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.929958	36,152.179	6,751.852
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.255138	55,865.806	3,504.886
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.491519	18,434,492.325	1,923,319.848
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.242158	1,618,607.230	254,689.318
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.973502	6,571,228.797	1,174,019.131
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.617357	226,327.470	1,498.372

29

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.200975	32,621.834	1,551.676
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.566472	949.374	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.737645	1,677.566	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.903555	22,841.378	4,710.889
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.717811	9,293.949	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.023829	151,590.182	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.971204	118,756.937	4,115.231

Subaccount	Year	Separate Account Expense 1.15%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.761224	14,995.732	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.028720	35,314.073	3,498.424
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.208984	138,211.893	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.842546	71,129.439	13,719.092
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.943820	52,765.149	17,557.157
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.272124	16,463.971	8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.118629	18,532.916	1,571.840
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.968514	100,871.307	12,693.008
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.388426	32,322.823	4,479.211
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.761540	35,644.269	7,281.608
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.699427	6,653.874	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.923751	899,801.995	145,828.155
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.570072	520,275.110	60,584.706
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.570072	0.000	0.000

30

B-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.15%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.630812	7,256.513	4,780.753
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.714003	32,497.068	13,264.757
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.199845	12,860.930	2,560.342
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.907355	54,593.921	0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.590808	51,653.070	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.774789	20,179.528	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.663974	31,965.230	6,129.223
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.127981	22,301.612	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.661415	17,726.290	1,728.342
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.340009	28,463.664	0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2013	$10.000000	$10.221398	2,592.569	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.177203	18,193.980	539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.896853	36,367.237	7,173.521
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.266414	20,897.827	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.502044	8,825,054.935	372,941.020
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.252434	875,220.175	29,954.334
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.984499	3,424,842.904	312,077.531
TA VOYA Balanced Allocation - Service Class(6) Subaccount inception date May 1, 2013	2013	$10.000000	$10.628011	260,732.905	0.000
TA VOYA Conservative Allocation - Service Class(7) Subaccount inception date May 1, 2013	2013	$10.000000	$10.211208	55,873.014	0.000
TA VOYA Intermediate Bond - Service Class(8) Subaccount inception date May 1, 2013	2013	$10.000000	$9.576068	3,542.258	0.000
TA VOYA Large Cap Growth - Service Class(9) Subaccount inception date May 1, 2013	2013	$10.000000	$11.749414	1,611.332	0.000
TA VOYA Limited Maturity Bond(10) Subaccount inception date May 1, 2013	2013	$10.000000	$9.913487	14,372.866	0.000
TA VOYA Mid Cap Opportunities - Service Class(11) Subaccount inception date May 1, 2013	2013	$10.000000	$11.729559	1,576.887	0.000

31

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.15%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA VOYA Moderate Growth Allocation - Service Class(12) Subaccount inception date May 1, 2013	2013	$10.000000	$11.034895	138,519.688	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.983201	2,268.861	704.213

C-SHARE

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.707426	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.968644	2,369.962	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.152965	1,466.780	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.783374	4,230.107	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.884149	4,909.629	0.000
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.215808	1,229.873	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.063047	1,997.869	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.908722	1,992.978	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.326543	2,736.118	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.702776	886.819	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.645948	550.217	0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.874119	5,573.634	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.522193	2,022.228	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.522193	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.572700	2,624.079	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.660455	11,363.560	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.153815	204.168	628.281
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.857800	517.471	0.000

32

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.527909	846.776	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.715964	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.605686	3,547.942	525.635
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.072399	2,797.604	2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.593218	1,952.504	500.331
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.278394	3,585.144	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.116373	2,146.864	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.832468	2,921.469	501.385
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.882254	0.000	0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.210143	935.393	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.449534	66,841.118	779.908
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.201181	3,755.106	0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.929605	282,854.970	0.000
TA VOYA Balanced Allocation - Service Class(6) Subaccount inception date May 1, 2013	2013	$10.000000	$10.574878	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7) Subaccount inception date May 1, 2013	2013	$10.000000	$10.160147	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8) Subaccount inception date May 1, 2013	2013	$10.000000	$9.528165	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9) Subaccount inception date May 1, 2013	2013	$10.000000	$11.690703	0.000	0.000
TA VOYA Limited Maturity Bond(10) Subaccount inception date May 1, 2013	2013	$10.000000	$9.863906	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11) Subaccount inception date May 1, 2013	2013	$10.000000	$11.670947	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12) Subaccount inception date May 1, 2013	2013	$10.000000	$10.979736	0.000	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.923333	0.000	0.000

33

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.70%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.721751	20,225.891	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.984631	22,366.172	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.167882	38,508.774	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.799133	62,601.025	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.900033	46,067.017	0.000
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.230806	26,776.622	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.077851	40,872.660	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.924618	43,870.000	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.343022	24,986.510	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.718414	17,597.667	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.660185	6,923.531	0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.887333	170,118.831	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.534930	15,665.525	1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.534930	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.588159	13,699.963	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.674703	117,991.290	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.166064	18,021.280	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.870984	12,871.073	1,486.498
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.544643	5,088.874	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.731616	279.428	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.621198	27,042.732	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.087194	20,071.429	2,216.473
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.611367	0.000	1,456.851

34

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.70%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.294781	13,319.169	1,466.627
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.132561	2,094.124	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.849602	20,094.896	0.000
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.898128	2,466.810	2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.225128	1,461.765	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.463511	723,202.827	23,716.302
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.214822	261,038.089	2,698.420
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.944217	349,322.897	10,030.854
TA VOYA Balanced Allocation - Service Class(6) Subaccount inception date May 1, 2013	2013	$10.000000	$10.589018	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7) Subaccount inception date May 1, 2013	2013	$10.000000	$10.173742	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8) Subaccount inception date May 1, 2013	2013	$10.000000	$9.540920	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9) Subaccount inception date May 1, 2013	2013	$10.000000	$11.706327	0.000	0.000
TA VOYA Limited Maturity Bond(10) Subaccount inception date May 1, 2013	2013	$10.000000	$9.877109	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11) Subaccount inception date May 1, 2013	2013	$10.000000	$11.686545	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12) Subaccount inception date May 1, 2013	2013	$10.000000	$10.994409	0.000	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.939274	2,489.387	0.000

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.732499	2,156.303	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.996639	4,707.190	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.179081	52,330.532	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.810950	9,822.023	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.911959	17,099.440	0.000

35

C-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.242065	6,137.813	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.088942	6,173.877	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.936588	4,030.545	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.355386	3,171.412	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.730167	1,989.725	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.670871	0.000	0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.897251	57,870.277	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.544504	4,015.540	0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.544504	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.599780	1,392.000	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.685410	5,265.608	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.175268	2,015.854	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.880886	0.000	0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.557212	0.000	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.743375	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.632849	156.987	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.098302	903.481	0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.625003	0.000	0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.307103	329.927	0.000
TA Multi-Manager Alternative Strategies Subaccount inception date	2013	$10.000000	$10.215014	0.000	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.144720	2,464.500	0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.862470	2,044.119	0.000
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.910049	198.556	0.000

36

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.236370	417.455	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.474011	324,141.525	967.149
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.225070	37,130.072	0.000
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.955190	110,614.547	0.000
TA VOYA Balanced Allocation - Service Class(6) Subaccount inception date May 1, 2013	2013	$10.000000	$10.599628	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7) Subaccount inception date May 1, 2013	2013	$10.000000	$10.183933	1,171.269	0.000
TA VOYA Intermediate Bond - Service Class(8) Subaccount inception date May 1, 2013	2013	$10.000000	$9.550486	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9) Subaccount inception date May 1, 2013	2013	$10.000000	$11.718062	0.000	0.000
TA VOYA Limited Maturity Bond(10) Subaccount inception date May 1, 2013	2013	$10.000000	$9.887009	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11) Subaccount inception date May 1, 2013	2013	$10.000000	$11.698263	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12) Subaccount inception date May 1, 2013	2013	$10.000000	$11.005434	0.000	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.951240	814.652	0.000

L-SHARE

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.711007	23,950.748	3,283.869
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.972638	30,535.530	19,817.027
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.156691	124,246.861	4,991.738
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.787317	61,268.689	14,467.469
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.888121	130,249.623	8,566.638
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.219555	32,094.277	8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.066747	25,153.215	1,847.105
Fidelity VIP Contrafund ® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.912701	81,347.031	25,699.180

37

L-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.330676	83,753.785	13,532.459
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.706687	49,713.463	5,504.695
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.649503	9,092.358	732.635
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.877422	398,611.180	95,562.423
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	152,068.066	51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.576563	34,318.997	6,453.372
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.664010	152,124.030	27,743.504
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.156876	41,240.898	16,648.378
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.861099	3,064.612	4,161.361
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.532091	29,068.706	224.468
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.719868	106,018.564	1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.609569	64,552.937	10,257.532
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.076094	55,617.989	6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.597759	9,347.744	0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.282490	25,495.762	10,760.839
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.120421	36,267.066	7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.836738	76,374.754	15,633.649
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.886217	17,600.467	10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.213892	10,364.029	10,715.341
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.453037	1,811,998.711	167,323.199
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.204584	140,874.387	20,431.164
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.933258	1,629,355.721	450,363.944

38

L-Share — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA VOYA Balanced Allocation - Service Class(6) Subaccount inception date May 1, 2013	2013	$10.000000	$10.578410	2,985.713	0.000
TA VOYA Conservative Allocation - Service Class(7) Subaccount inception date May 1, 2013	2013	$10.000000	$10.163544	1,749.324	0.000
TA VOYA Intermediate Bond - Service Class(8) Subaccount inception date May 1, 2013	2013	$10.000000	$9.531357	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9) Subaccount inception date May 1, 2013	2013	$10.000000	$11.694603	0.000	0.000
TA VOYA Limited Maturity Bond(10) Subaccount inception date May 1, 2013	2013	$10.000000	$9.867211	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11) Subaccount inception date May 1, 2013	2013	$10.000000	$11.674848	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12) Subaccount inception date May 1, 2013	2013	$10.000000	$10.983397	0.000	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.927318	35,679.078	8,665.049

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.725322	56,486.277	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.988638	147,178.697	1,695.662
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.171618	232,056.438	10,243.815
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.803072	269,293.365	133,586.501
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.904007	401,760.499	143,570.284
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.234562	243,349.442	69,312.739
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.081541	96,971.498	5,164.836
Fidelity VIP Contrafund ® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.928611	226,325.742	30,209.211
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.347138	116,986.679	28,735.814
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.722328	59,349.035	4,148.494
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.663753	16,632.257	0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.890633	1,727,691.484	293,788.763
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	646,518.867	174,629.578

39

L-Share — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	3,482.845	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.592033	50,867.318	17,393.577
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.678265	481,118.236	27,382.182
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.169134	63,241.310	2,843.462
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.874292	49,693.251	247.893
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.548831	87,026.653	12,115.178
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.735537	12,606.972	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.625085	158,057.554	166,792.762
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.090899	86,255.852	50,477.022
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.615904	21,836.602	0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.298900	45,252.660	212.264
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.136615	31,802.685	2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.853885	162,884.426	114,130.104
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.902102	13,478.492	0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.228868	26,244.915	2,941.474
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.467013	11,386,700.818	798,390.673
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.218227	1,391,501.380	361,354.798
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.947869	5,548,339.779	691,025.466
TA VOYA Balanced Allocation - Service Class(6) Subaccount inception date May 1, 2013	2013	$10.000000	$10.592554	28,758.068	0.000
TA VOYA Conservative Allocation - Service Class(7) Subaccount inception date May 1, 2013	2013	$10.000000	$10.177137	1,004.518	0.000
TA VOYA Intermediate Bond - Service Class(8) Subaccount inception date May 1, 2013	2013	$10.000000	$9.544104	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9) Subaccount inception date May 1, 2013	2013	$10.000000	$11.710233	0.000	0.000
TA VOYA Limited Maturity Bond(10) Subaccount inception date May 1, 2013	2013	$10.000000	$9.880400	5,410.732	0.000

40

L-Share — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA VOYA Mid Cap Opportunities - Service Class(11) Subaccount inception date May 1, 2013	2013	$10.000000	$11.690449	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12) Subaccount inception date May 1, 2013	2013	$10.000000	$10.998089	422.317	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.943257	80,969.535	0.000

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	3,341.657	316.418
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	21,856.165	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	40,691.480	306,167
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	28,219.573	292.644
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	79,993.089	292.596
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	24,943.959	306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	98,079.100	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	10,840.127	874.845
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	35,108.203	565.913
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	2,394.411	592.605
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	14.971	0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	384,089.323	20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013 PAM TA Aegon	2013	$10.000000	$9.547700	118,019.127	12,938.796
U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	3,449.318	1,452.199
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013 TA Clarion	2013	$10.000000	$10.688977	83,325.946	4,642.464
Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	15,048.486	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	415.044	1,394.784

41

L-Share — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	6,832.618	3,834.403
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	9,473.375	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	8,222.901	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	6,050.885	854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	4,582.366	0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	3,643.075	2,596.771
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2013	$10.000000	$10.215816	911.781	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	13,338.672	559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	17,070.291	1,934.378
TA Torray Concentrated Growth - Service Class(5) Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	557.189	0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	0.000	0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	4,153,049.354	87,085.678
TA Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	472,504.182	2,335.180
TA Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	2,385,027.830	167,039.670
TA VOYA Balanced Allocation - Service Class(6) Subaccount inception date May 1, 2013	2013	$10.000000	$10.603184	3,243.810	0.000
TA VOYA Conservative Allocation - Service Class(7) Subaccount inception date May 1, 2013	2013	$10.000000	$10.187349	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8) Subaccount inception date May 1, 2013	2013	$10.000000	$9.553685	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9) Subaccount inception date May 1, 2013	2013	$10.000000	$11.721983	0.000	0.000
TA VOYA Limited Maturity Bond(10) Subaccount inception date May 1, 2013	2013	$10.000000	$9.890320	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11) Subaccount inception date May 1, 2013 TA VOYA	2013	$10.000000	$11.702162	0.000	0.000
Moderate Growth Allocation - Service Class(12) Subaccount inception date May 1, 2013	2013	$10.000000	$11.009120	0.000	0.000
TA WMC Diversified Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	2,683.729	3,787.978

42

X-Share — (Continued)

X-SHARE

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.711007	0.000	0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount inception date May 1, 2013	2013	$10.000000	$11.972638	3,032.105	0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.156691	75,409.507	0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.787317	7,390.560	0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.888121	4,060.769	0.000
American Funds - International Fund - Class 2(3) Subaccount inception date May 1, 2013	2013	$10.000000	$11.219555	3,967.271	0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.066747	8,454.234	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.912701	5,426.899	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$12.330676	5,679.391	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2013	$10.000000	$11.706687	4,447.118	0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date May 1, 2013	2013	$10.000000	$10.649503	1,379.793	0.000
TA Aegon Money Market - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.877422	90,198.082	0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	210,089.217	12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.525381	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.576563	2,148.970	0.000
TA BlackRock Global Allocation - Service Class(1) Subaccount inception date May 1, 2013	2013	$10.000000	$10.664010	7,586.979	0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$9.156876	11,426.843	0.000
TA Hanlon Income - Service Class(4) Subaccount inception date May 1, 2013	2013	$10.000000	$9.861099	549.936	0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$12.532091	1,511.133	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.719868	9,743.777	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.609569	6,008.446	0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2013	$10.000000	$11.076094	22,044.900	523.863

43

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.85%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.597759	2,073.137	879.797
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.282490	1,753.473	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.120421	8,039.206	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.836738	8,070.959	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.886217	6,508.897	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.213892	0.000	514.886
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.453037	493,178.589	11,578.948
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.204584	149,500.111	7,587.017
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.933258	526,666.776	309,942.162
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.578410	0.000	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.163544	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.531357	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.694603	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.867211	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.674848	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.983397	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.927318	3,649.583	0.000

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.725322	58,159.861	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$11.988638	84,301.684	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.171618	28,670.208	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.803072	88,512.783	0.000

44

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.904007	44,091.114	0.000
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.234562	31,502.074	0.000
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.081541	13,141.248	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.928611	96,693.583	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.347138	39,168.540	0.000
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.722328	45,387.595	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.663753	5,693.321	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.890633	273,237.858	54,116.854
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	304,703.505	17,890.737
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.538127	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.592033	29,345.321	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.678265	152,276.630	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.169134	25,062.523	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.874292	1,473.970	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.548831	8,425.958	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.735537	20,380.021	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.625085	41,446.858	0.000
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.090899	11,128.316	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.615904	21,779.951	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.298900	20,575.953	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.136615	42,702.022	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.853885	39,600.053	0.000
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.902102	6,590.024	0.000

45

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.228868	4,438.711	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.467013	1,726,331.463	116,149.251
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.218227	239,796.021	57,881.192
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.947869	969,869.167	210,717.506
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.592554	3,058.727	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.177137	0.000	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.544104	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.710233	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.880400	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.690449	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.998089	0.000	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.943257	66,386.607	0.000

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.736082	2,961.832	0.000
AllianceBernstein Growth and Income Portfolio - Class B
Subaccount inception date May 1, 2013	2013	$10.000000	$12.000655	5,060.065	0.000
American Funds - Asset Allocation Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.182807	5,460.794	0.000
American Funds - Growth Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.814889	5,605.280	2,109.894
American Funds - Growth-Income Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.915942	2,342.830	1,063.820
American Funds - International Fund - Class 2(3)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.245813	4,393.718	1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.092651	787.780	0.000
Fidelity VIP Contrafund ® Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.940572	2,648.529	0.000
Fidelity VIP Mid Cap Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$12.359513	6,157.133	0.000

46

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio - Service Class 2
Subaccount inception date May 1, 2013	2013	$10.000000	$11.734088	329.048	0.000
GE Investments Total Return Fund - Class 3(2)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.674440	0.000	0.000
TA Aegon Money Market - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.900559	165,630.010	5,372.471
TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	64,588.028	0.000
PAM TA Aegon U.S. Government Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.547700	0.000	0.000
TA Barrow Hanley Dividend Focused - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.603659	1,618.992	0.000
TA BlackRock Global Allocation - Service Class(1)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.688977	5,947.822	0.000
TA Clarion Global Real Estate Securities - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$9.178335	2,807.881	0.000
TA Hanlon Income - Service Class(4)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.884198	2,298.593	0.000
TA Jennison Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.561405	3,295.572	0.000
TA JPMorgan Enhanced Index - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.747303	0.000	0.000
TA JPMorgan Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.636728	2,471.024	1,069.548
TA MFS International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.102015	902.411	0.000
TA Morgan Stanley Capital Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$13.629550	13,726.551	0.000
TA Morgan Stanley Mid Cap Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.311215	2,596.771	0.000
TA Multi-Manager Alternative Strategies
Subaccount inception date November 4, 2013	2013	$10.000000	$10.215816	0.000	0.000
TA Systematic Small Mid Cap Value - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.148774	0.000	0.000
TA T. Rowe Price Small Cap - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$12.866763	11,818.614	981.351
TA Torray Concentrated Growth - Service Class(5)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.914030	2,317.261	0.000
TA TS&W International Equity - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.240128	0.000	0.000
TA Vanguard ETF - Balanced - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.477507	405,855.260	2,193.374
TA Vanguard ETF - Conservative - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.228484	298,286.411	15,489.309
TA Vanguard ETF - Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$10.958846	386,346.006	28,550.047

47

X-Share — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA VOYA Balanced Allocation - Service Class(6)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.603184	25,187.878	0.000
TA VOYA Conservative Allocation - Service Class(7)
Subaccount inception date May 1, 2013	2013	$10.000000	$10.187349	1,861.199	0.000
TA VOYA Intermediate Bond - Service Class(8)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.553685	0.000	0.000
TA VOYA Large Cap Growth - Service Class(9)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.721983	0.000	0.000
TA VOYA Limited Maturity Bond(10)
Subaccount inception date May 1, 2013	2013	$10.000000	$9.890320	0.000	0.000
TA VOYA Mid Cap Opportunities - Service Class(11)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.702162	0.000	0.000
TA VOYA Moderate Growth Allocation - Service Class(12)
Subaccount inception date May 1, 2013	2013	$10.000000	$11.009120	737.489	0.000
TA WMC Diversified Growth - Service Class
Subaccount inception date May 1, 2013	2013	$10.000000	$11.955227	0.000	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition the Separate Account Expense percentage listed above
(4)	Effective on or about May 1, 2014, Transamerica Hanlon Income VP merged into Transamerica BlackRock Tactical Allocation VP.
(5)	Effective on or about May 1, 2014, Transamerica BNP Paribas Large Cap Growth VP was renamed Transamerica Torray Concentrated Growth VP and is subadvised by Torray LLC.
(6)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Balanced Allocation VP was renamed Transamerica Voya Balanced Allocation VP.
(7)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Conservative Allocation VP was renamed Transamerica Voya Conservative Allocation VP.
(8)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Intermediate Bond VP was renamed Transamerica Voya Intermediate Bond VP.
(9)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Large Cap Growth VP was renamed Transamerica Voya Large Cap Growth VP.
(10)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Limited Maturity Bond VP was renamed Transamerica Voya Limited Maturity Bond VP.
(11)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Mid Cap Opportunities VP was renamed Transamerica Voya Mid Cap Opportunities VP.
(12)	As of May 1, 2014, ING was rebranded and changed to Voya. Transamerica ING Moderate Growth Allocation VP was renamed Transamerica Voya Moderate Growth Allocation VP.

48

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2013, 2012 and 2011

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2013, 2012 and 2011

Report of Independent Auditors

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Financial Life Insurance Company, which comprise the balance sheets as of December 31, 2013 and 2012, the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2013, and the related notes to the financial statements. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

April 11, 2014

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2013	2012
Admitted assets
Cash and invested assets:
Bonds	$7,614,084	$7,413,206
Preferred stocks	1,706	1,573
Common stocks
Affiliated entities (cost: 2013—$4,212 ; 2012—$5,814)	4,217	6,573
Unaffiliated entities (cost: 2013— $1,616 ; 2012— $3,950)	1,954	5,113
Mortgage loans on real estate	551,082	544,544
Policy loans	64,552	60,041
Cash, cash equivalents and short-term investments	124,946	587,426
Derivatives	15,940	41,613
Other invested assets	97,025	95,315
Receivables for derivatives cash collateral posted to counterparty	157	—
Securities lending reinvested collateral assets	430,678	258,143

Total cash and invested assets	8,906,341	9,013,547
Premiums deferred and uncollected	10,466	11,297
Due and accrued investment income	88,061	87,584
Net deferred income tax asset	41,598	69,021
Reinsurance receivable	16,252	14,782
Receivable from parent, subsidiaries and affiliates	—	87,032
Accounts receivable	32,721	67,897
Estimated premium tax offset on the provision for future guarantee fund assessments	4,679	16,319
Other admitted assets	9,038	1,110
Separate account assets	20,293,235	17,590,145

Total admitted assets	$29,402,391	$26,958,734

3

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2013	2012
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$915,424	$842,238
Annuity	6,261,077	6,685,096
Accident and health	131,076	125,546
Policy and contract claim reserves:
Life	24,337	15,509
Annuity	407	437
Accident and health	11,283	11,356
Liability for deposit-type contracts	57,553	61,391
Other policyholders’ funds	1,158	968
Federal income taxes payable	4,010	37,507
Transfers from separate accounts due or accrued	(128,528)	(109,165)
Amounts withheld or retained	11,203	14,876
Remittances and items not allocated	109,543	197,241
Borrowed money	20,029	67,407
Asset valuation reserve	135,159	118,108
Interest maintenance reserve	91,711	102,036
Funds held under coinsurance and other reinsurance treaties	162	201
Reinsurance in unauthorized companies	488	518
Commissions and expense allowances payable on reinsurance assumed	10,152	12,497
Payable for securities	—	2
Payable to parent, subsidiaries and affiliates	365	—
Derivatives	53,183	12,704
Payable for securities lending	430,678	258,143
Taxes, licenses and fees due or accrued	9,264	33,603
Payable for derivative cash collateral	1,301	20,334
Deferred gain on assumption of reinsurance transaction	15,559	17,984
Other liabilities	7,993	6,043
Separate account liabilities	20,293,227	17,590,139

Total liabilities	28,467,814	26,122,719
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Surplus notes	150,000	150,000
Paid-in surplus	849,460	849,460
Special surplus	8,085	6,660
Unassigned deficit	(75,468)	(172,605)

Total capital and surplus	934,577	836,015

Total liabilities and capital and surplus	$29,402,391	$26,958,734

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2013	2012	2011
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$140,211	$127,077	$(378,419)
Annuity	5,023,344	4,733,483	4,738,804
Accident and health	83,115	79,788	66,085
Net investment income	406,880	427,128	463,530
Amortization of interest maintenance reserve	17,702	17,065	16,416
Commissions and expense allowances on reinsurance ceded	61,037	58,516	(52,546)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	139,374	125,160	114,076
Consideration on reinsurance transaction	770	—	75,821
Income from fees associated with investment management and administration for general account	32,592	22,885	35,591
IMR adjustment due to reinsurance	—	—	13,086
Other income	35,019	28,867	24,308

	5,940,044	5,619,969	5,116,752
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	107,202	82,522	145,511
Annuity benefits	115,999	121,593	105,868
Surrender benefits	4,252,300	4,039,973	3,671,197
Other benefits	6,946	5,689	8,152
Increase (decrease) in aggregate reserves for policies and contracts:
Life	73,186	56,740	(379,626)
Annuity	(424,019)	(243,529)	193,394
Accident and health	5,530	4,893	1,742

	4,137,144	4,067,881	3,746,238
Insurance expenses:
Commissions	160,838	161,079	152,964
General insurance expenses	125,854	120,202	143,542
Taxes, licenses and fees	7,507	10,206	18,065
Net transfers to separate accounts	1,194,031	942,930	1,143,898
Experience refunds	450	476	85,372
Interest on surplus notes	9,375	9,375	9,375
Consideration on reinsurance recaptured and novated	—	12,732	—
Other benefits	(3,347)	(5,002)	(3,715)

	1,494,708	1,251,998	1,549,501

Total benefits and expenses	5,631,852	5,319,879	5,295,739

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments	$308,192	$300,090	$(178,987)

5

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2013	2012	2011
Federal income tax expense	$14,157	$110,930	$44,789

Gain (loss) from operations before net realized capital gains (losses) on investments	294,035	189,160	(223,776)
Net realized capital (losses)/gains on investments (net of related federal income taxes and amounts tranferred to interest maintenance reserve)	(67,892)	8,817	(43,004)

Net income (loss)	$226,143	$197,977	$(266,780)

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Deficit	Total Capital and Surplus
Balance at January 1, 2011	$2,058	$442	$31,476	$150,000	$849,460	$4,581	$(243,350)	$794,667
Net income (loss)	—	—	—	—	—	215	(266,995)	(266,780)
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	48,801	48,801
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	(793)	(793)
Change in nonadmitted assets	—	—	—	—	—	—	19,988	19,988
Change in asset valuation reserve	—	—	—	—	—	—	1,914	1,914
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	601	601
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	520	520
Surplus withdrawn from separate account	—	—	—	—	—	—	965	965
Other changes in surplus in separate account statement	—	—	—	—	—	—	(860)	(860)
Change in net deferred income tax asset	—	—	—	—	—	—	(7,754)	(7,754)
Change in surplus as result of reinsurance	—	—	—	—	—	—	400,760	400,760
Change in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	(3,546)	—	—	—	—	(3,546)
Correction of error-asset valuation reserve	—	—	—	—	—	—	6,248	6,248
Correction of error-TLIC novation of group annuity policies	—	—	—	—	—	—	(2,590)	(2,590)
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)

Balance at December 31, 2011	2,058	442	27,930	150,000	849,460	4,796	(342,545)	692,141
Net income	—	—	—	—	—	1,864	196,113	197,977
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	(47,417)	(47,417)
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	771	771
Change in nonadmitted assets	—	—	—	—	—	—	4,232	4,232
Change in asset valuation reserve	—	—	—	—	—	—	(16,152)	(16,152)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	288	288
Surplus withdrawn from separate account	—	—	—	—	—	—	(152)	(152)
Other changes in surplus in separate account statement	—	—	—	—	—	—	(55)	(55)
Change in net deferred income tax asset	—	—	—	—	—	—	(12,128)	(12,128)
Change in surplus as result of reinsurance	—	—	—	—	—	—	36,456	36,456
Change in admitted deferred tax assets pursuant to SSAP No. 101	—	—	(27,930)	—	—	—	27,930	—
Correction of error-GMWB reserve	—	—	—	—	—	—	(19,946)	(19,946)

Balance at December 31, 2012	$2,058	$442	$—	$150,000	$849,460	$6,660	$(172,605)	$836,015

7

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Deficit	Total Capital and Surplus
Balance at December 31, 2012	$2,058	$442	$—	$150,000	$849,460	$6,660	$(172,605)	$836,015
Net income	—	—	—	—	—	1,425	224,718	226,143
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	(44,446)	(44,446)
Change in nonadmitted assets	—	—	—	—	—	—	(10,951)	(10,951)
Change in asset valuation reserve	—	—	—	—	—	—	(11,971)	(11,971)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	30	30
Other changes in surplus in separate account statement	—	—	—	—	—	—	2	2
Change in net deferred income tax asset	—	—	—	—	—	—	(40,501)	(40,501)
Change in surplus as result of reinsurance	—	—	—	—	—	—	(14,664)	(14,664)
Correction of error-asset valuation reserve	—	—	—	—	—	—	(5,080)	(5,080)

Balance at December 31, 2013	$2,058	$442	$—	$150,000	$849,460	$8,085	$(75,468)	$934,577

See accompanying notes.

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2013	2012	2011
Operating activities
Premiums collected, net of reinsurance	$5,247,885	$4,939,853	$4,483,991
Net investment income	412,947	440,693	481,777
Miscellaneous income	258,743	273,207	592,123
Benefit and loss related payments	(4,480,068)	(4,271,352)	(4,032,966)
Net transfers to separate accounts	(1,213,394)	(992,548)	(1,246,079)
Commissions, expenses paid and aggregate write-ins for deductions	(345,457)	(368,756)	(337,782)
Federal and foreign income taxes paid	(51,874)	(98,109)	(20,425)

Net cash used in operating activities	(171,218)	(77,012)	(79,361)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	1,371,997	2,068,919	1,767,840
Preferred stock	1,002	1,291	—
Common stock	4,196	514	2,041
Mortgage loans	130,224	159,142	199,996
Other invested assets	12,460	16,285	23,669
Securities lending reinvested collateral assets	—	217,909	798
Miscellaneous proceeds	1,444	10,801	23,856

Total investment proceeds	1,521,323	2,474,861	2,018,200
Costs of investments acquired:
Bonds	(1,570,360)	(1,629,354)	(1,486,259)
Preferred stock	(1,245)	(521)	(618)
Common stock	(187)	(3,892)	(1,694)
Mortgage loans	(137,041)	(80,113)	(55,689)
Other invested assets	(16,237)	(14,161)	(12,955)
Securities lending reinvested collateral assets	(172,535)	—	—
Miscellaneous applications	(67,942)	(12,500)	(32,729)

Total cost of investments acquired	(1,965,547)	(1,740,541)	(1,589,944)
Net (increase) decrease in policy loans	(4,511)	(4,183)	6,530

Net cost of investments acquired	(1,970,058)	(1,744,724)	(1,583,414)

Net cash (used in) provided by investing activities	(448,735)	730,137	434,786

9

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2013	2012	2011
Financing and miscellaneous activities
Net (withdrawals)/deposits on deposit-type contracts and other insurance liabilities	$(148)	$823	$(65,804)
Borrowed funds	(47,219)	67,189	—
Dividends to stockholders	—	—	(300,000)
Funds withheld under reinsurance treaties with unauthorized reinsurers	147	(226)	288
Receivable from parent, subsidiaries and affiliates	87,032	(65,789)	(1,496)
Payable to parent, subsidiaries and affiliates	365	(22,062)	(1,967)
Payable for securities lending	172,535	(217,909)	(798)
Other cash (applied) provided	(55,239)	(5,828)	54,106

Net cash provided (used in) by financing and miscellaneous activities	157,473	(243,802)	(315,671)

Net (decrease) increase in cash, cash equivalents and short-term investments	(462,480)	409,323	39,754
Cash, cash equivalents and short-term investments:
Beginning of year	587,426	178,103	138,349

End of year	$124,946	$587,426	$178,103

See accompanying notes.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

December 31, 2013

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Aegon USA, LLC. (Aegon) and minority owned by Transamerica Life Insurance Company (TLIC). Both Aegon and TLIC are indirect, wholly owned subsidiaries of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers,

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies,

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2013 and 2012, the Company excluded investment income due and accrued of $902 and $568, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company may purchase foreign denominated assets or issue foreign denominated liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gains or losses.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $4,481,656, $4,163,452 and $4,218,991, in 2013, 2012 and 2011, respectively. In addition, the Company received $139,375, $125,160 and $114,076, in 2013, 2012 and 2011, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

During 2011, the Company implemented a new actuarial valuation system, ARCVAL. This system allows for a more accurate calculation of continuous reserves and the use of select factors in calculating deficiency reserves. As a result of implementing the new system, the Company recorded a decrease in deficiency and non-deduction reserves of

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

$520, which had a corresponding adjustment to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2013
2013	$—	$51,583	$25,596	$25,987
2012 and prior	33,843	(5,347)	20,270	8,226

	33,843	$46,236	$45,866	34,213

Active life reserve	103,059			108,146

Total accident and health reserves	$136,902			$142,359

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2012
2012	$—	$50,385	$24,865	$25,520
2011 and prior	36,644	(8,194)	20,127	8,323

	36,644	$42,191	$44,992	33,843

Active life reserve	99,571			103,059

Total accident and health reserves	$136,215			$136,902

The Company’s unpaid claims reserve was decreased by $5,347 and $8,194 for the years ended December 31, 2013 and 2012, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2013 and 2012 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2013 and 2012 was $740 and $714, respectively. The Company incurred $1,305 and paid $1,279 of claim adjustment expenses during 2013, of which $626 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $473 and paid $580 of claim adjustment expenses during 2012, of which $264 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2013 or 2012.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

During 2011, the Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations. No additional net consideration was contemplated upon execution of the novation agreements. Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations. SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a party to the agreement, the intent of the novation and release appears to be consistent with the application for direct cedents application of the standard. Therefore, the Company reported the novation and release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

Recent Accounting Pronouncements

Effective December 31, 2013, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the financial position or results of operations of the Company as revisions relate to disclosures only. See Note 16 for further discussion.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by Aegon.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in Accounting Standards Update (ASU) 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $27,930 at December 31, 2011, from Aggregate Write-ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

For the year ended December 31, 2011, the Company adopted SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R). This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The SSAP temporarily superseded SSAP No. 10, Income Taxes. SSAP No. 10R allowed an entity to elect to admit

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

additional deferred tax assets (DTAs) utilizing a three year loss carryback provision, plus the lesser of a look-forward of three years on gross DTAs expected to be realized or 15% of statutory capital and surplus if the entity’s risk-based capital is above the 250% risk-based capital level where an action level could occur as a result of a trend test utilizing the old SSAP No. 10 provisions to calculate the DTA. Prior to the adoption of SSAP No. 10R, the admitted DTA was calculated by taking into consideration a one year loss carryback and look-forward on gross DTAs that can be expected to be realized and a 10% capital and surplus limit on the admitted amount of the DTA. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R and as a result, the cumulative effect of the adoption of this standard was the difference between the calculation of the admitted DTA per SSAP No.10R and the old SSAP No. 10 methodology at December 31, 2011. This change in accounting principle increased surplus by a net amount of $27,930, at December 31, 2011, which has been recorded within the statements of changes in capital and surplus.

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised. The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition. The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position and did not require any additional disclosures.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100 to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision requires a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed. The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

definition of preferred stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures. See Note 14 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR/IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective January 1, 2014, the Company will adopt SSAP No. 105, Working Capital finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard had no impact to the financial position or results of operations of the Company.

Effective December 31, 2014, the Company will adopt revisions of SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision is expected to be immaterial to the financial position and results of operations of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

3. Accounting Changes and Correction of Errors

During 2013, the Company discovered an investment in a guaranteed investment contract within the Company’s separate account was not included in the calculation of the AVR as of December 31, 2012. The impact of this omission was an understatement of the asset valuation reserve and overstatement of capital and surplus of $5,080 as of December 31, 2012. This was corrected in 2013 and is reflected as a correction of an error in the capital and surplus accounts of the Summary of Operations.

During 2012, the Company determined that the model used for a particular guaranteed minimum withdrawal benefit product was not appropriately calculating the correct policyholder benefit guarantee values which are used when determining benefit reserves. The correction of this error resulted in an increase in the reserves associated with this product in the amount of $19,946 as of December 31, 2011, and is presented as a separate charge in capital and surplus within the statement of changes in capital and surplus.

The Company incorrectly calculated the mortgages component of the AVR as of December 31, 2010. The maximum Mortgage Experience Adjustment Factor (MEAF) was used in the calculation when lower factors should have been used. As a result, the AVR balance was overstated by $6,248. This was corrected in 2011, and the Company reflected the surplus impact of the correction as a separate change in unassigned surplus within the statement of changes in capital and surplus.

During 2011, the Company determined that too many contracts were novated to TLIC, an affiliated company, in a reinsurance transaction that was effective January 1, 2010. Correcting this error resulted in a reduction in the initial gain recognized on the novation of $7,765, partially offset by an adjustment to the statement of operations for retention of the policies that should have been retained by the Company of $5,175. The net amount of $2,590 is reflected as a separate change in unassigned surplus within the statement of changes in capital and surplus.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1	-	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2	-	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3	-	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third party pricing services or are valued in the same manner as the

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2013 and 2012, respectively:

	December 31 2013
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$67,194	$67,194	$—	$67,194	$—	$—
Short-term notes receivable from affiliates	50,000	50,000	—	50,000	—	—
Bonds	7,922,846	7,614,084	710,978	7,083,570	128,298	—
Preferred stocks, other than affiliates	2,715	1,706	—	2,715	—	—
Common stocks, other than affiliates	1,954	1,954	1,954	—		—
Mortgage loans on real estate	570,933	551,082	—	—	570,933	—
Other invested assets	27,482	25,613	—	27,482	—	—
Interest rate swaps	12,436	12,436	—	12,436	—	—
Currency swaps	254	254	—	254	—	—
Credit default swaps	5,751	3,250	—	5,751	—	—
Policy loans	64,552	64,552	—	64,552	—	—
Securities lending reinvested collateral	430,659	430,678	—	430,659	—	—
Separate account assets	20,271,856	20,293,235	10,592,553	9,637,890	41,413	—

Liabilities
Investment contract liabilities	5,652,539	5,584,149	—	1,353	5,651,186	—
Interest rate swaps	38,846	44,714	—	38,846	—	—
Currency swaps	1,622	1,476	—	1,622	—	—
Credit default swaps	(1,703)	6,140	—	(1,703)	—	—
Equity Swaps	853	853	—	853	—	—
Payable to parent, subsidiaries and affiliates	365	365	—	365	—	—
Separate account annuity liabilities	19,918,930	19,912,005	—	12,644,802	7,274,127	—
Surplus notes	156,810	150,000	—	—	156,810	—

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2012
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$528,981	$528,981	$—	$528,981	$—	$—
Short-term notes receivable from affiliates	54,700	54,700	—	54,700	—	—
Bonds	8,191,209	7,413,206	726,198	7,397,594	67,417	—
Preferred stocks, other than affiliates	2,241	1,573	—	2,241	—	—
Common stocks, other than affiliates	5,113	5,113	3,111	—	2,002	—
Mortgage loans on real estate	581,335	544,544	—	—	581,335	—
Other invested assets	20,653	19,088	—	20,653	—	—
Interest rate swaps	39,746	39,331	—	39,746	—	—
Currency swaps	142	—	—	142	—	—
Credit default swaps	3,083	1,399	—	3,083	—	—
Foreign currency forward	883	883	—	883	—	—
Policy loans	60,041	60,041	—	60,041	—	—
Securities lending reinvested collateral	257,972	258,143	—	257,972	—	—
Receivable from parent, subsidiaries and affiliates	87,032	87,032	—	87,032	—	—
Separate account assets	17,781,262	17,590,145	7,982,621	9,726,976	71,665	—

Liabilities
Investment contract liabilities	5,989,132	5,953,575	—	3,481,554	2,507,578	—
Interest rate swaps	7,024	5,575	—	7,024	—	—
Currency swaps	—	153	—	—	—	—
Credit default swaps	2,946	5,743	—	2,946	—	—
Foreign currency forward	1,233	1,233	—	1,233	—	—
Separate account annuity liabilities	17,231,486	17,204,274	—	9,936,870	7,294,616	—
Surplus notes	167,085	150,000	—	—	167,085	—

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2013 and 2012:

	2013
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$15,501	$—	$15,501
Industrial and miscellaneous	—	4,708	9,714	14,422

Total bonds	—	20,209	9,714	29,923
Common stock
Industrial and miscellaneous	1,954	—	—	1,954

Total common stock	1,954	—	—	1,954
Short-term investments
Government	—	1	—	1
Industrial and miscellaneous	—	500	—	500
Money market mutual fund	—	66,693	—	66,693
Intercompany notes	—	50,000	—	50,000

Total short-term	—	117,194	—	117,194
Derivative assets	—	12,690	—	12,690
Separate account assets	10,592,553	2,490,653	—	13,083,206

Total assets at fair value	$10,594,507	$2,640,746	$9,714	$13,244,967

Liabilities:
Derivative liabilities	$—	$41,321	$—	$41,321

Total liabilites at fair value	$—	$41,321	$—	$41,321

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$6,412	$11,390	$17,802

Total bonds	—	6,412	11,390	17,802
Common stock
Industrial and miscellaneous	3,111	—	2,002	5,113

Total common stock	3,111	—	2,002	5,113
Short-term investments
Government	—	1	—	1
Industrial and miscellaneous	—	446,681	—	446,681
Money market mutual fund	—	82,102	—	82,102
Intercompany notes	—	54,700	—	54,700
Sweep account	—	196	—	196

Total short-term	—	583,680	—	583,680
Derivative assets	—	34,734	—	34,734
Separate account assets	7,982,621	2,388,209	—	10,370,830

Total assets at fair value	$7,985,732	$3,013,035	$13,392	$11,012,159

Liabilities:
Derivative liabilities	$—	$350	$—	$350

Total liabilites at fair value	$—	$350	$—	$350

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other marketable observable data or internal modeling which utilize inputs that are not market observable.

Common stock in Level 3 is comprised primarily of warrants valued using broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

Separate account assets in Level 2 are valued using inputs from third party pricing services or are valued and classified in the same way as general account assets (described above).

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

During 2013 and 2012, there were no transfers between Level 1 and 2, respectively.

The following tables summarize the changes in assets classified in Level 3 for 2013 and 2012:

	Balance at January 1, 2013	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$723	$—	$245	$(254)	$203
Other	10,667	—	—	(415)	667
Common stock	2,002	—	—	—	(1,196)

Total	$13,392	$—	$245	$(669)	$(326)

	Purchases	Issuances	Sales	Settlements	Balance at December 31, 2013
Bonds
RMBS	$—	$—	$—	$—	$427
Other	—	—	—	1,632	9,287
Common stock	—	—	80	726	—

Total	$—	$—	$80	$2,358	$9,714

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Balance at January 1, 2012	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$1,076	$1,237	$605	$(1,599)	$979
Other	9,902	—	—	337	2,165
Common stock	3,496	—	—	—	(1,494)

Total	$14,474	$1,237	$605	$(1,262)	$1,650

	Purchases	Issuances	Sales	Settlements	Balance at December 31, 2012
Bonds
RMBS	$—	$—	$—	$365	$723
Other	—	—	—	1,737	10,667
Common stock	—	—	—	—	2,002

Total	$—	$—	$—	$2,102	$13,392

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were attributable to securities being valued using third party vendor inputs at December 31, 2011, subsequently changing to being internally modeled, thus causing the transfer into Level 3 during 2012.

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012, subsequently changing to being valued using third party vendor inputs during 2013. In addition, transfers out for bonds were the result of securities being valued using internal models at December 31, 2011, subsequently changing to being valued using third party vendor inputs during 2012. Also, transfers out for bonds were attributed to securities being carried at fair value at December 31, 2011, subsequently changing to being carried at amortized cost during 2012.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$723,664	$20,596	$35	$39,791	$704,434
State, municipal and other government	156,405	7,460	4,755	666	158,444
Hybrid securities	99,366	6,415	5,476	154	100,151
Industrial and miscellaneous	5,206,107	327,974	9,109	49,457	5,475,515
Mortgage and other asset-backed securities	1,428,542	81,874	13,044	13,070	1,484,302

	7,614,084	444,319	32,419	103,138	7,922,846
Unaffiliated preferred stocks	1,706	1,009	—	—	2,715

	$7,615,790	$445,328	$32,419	$103,138	$7,925,561

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$612,515	$101,850	$—	$1	$714,364
State, municipal and other government	168,249	20,558	8,472	—	180,335
Hybrid securities	92,265	7,277	10,909	—	88,633
Industrial and miscellaneous	5,005,463	583,125	1,170	3,833	5,583,585
Mortgage and other asset-backed securities	1,534,714	114,427	23,912	937	1,624,292

	7,413,206	827,237	44,463	4,771	8,191,209
Unaffiliated preferred stocks	1,573	1,049	381	—	2,241

	$7,414,779	$828,286	$44,844	$4,771	$8,193,450

At December 31, 2013 and 2012, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 76 and 80 securities with a carrying amount of $281,161 and $266,840 and an unrealized loss of $32,419 and $44,844 with an average price of 88.5 and 83.2 (fair

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

value/amortized cost). Of this portfolio, 70.19% and 48.05% were investment grade with associated unrealized losses of $19,689 and $20,046, respectively.

At December 31, 2013 and 2012, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 291 and 55 securities with a carrying amount of $1,860,688 and $234,770 and an unrealized loss of $103,138 and $4,771 with an average price of 94.5 and 98.0 (fair value/amortized cost). Of this portfolio, 96.86% and 76.98% were investment grade with associated unrealized losses of $100,950 and $3,649, respectively.

At December 31, 2013, for common stocks that have been in a continuous loss position for greater than or equal twelve months, the Company held 1 security with a cost of $4 and unrealized loss of $1 with an average price of 77.0 (fair value/cost). At December 31, 2012, the Company did not hold any common stock that had been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2013, the Company did not hold any common stocks that had been in continuous loss position for less than twelve months. At December 31, 2012, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 3 securities with a cost of $3,145 and unrealized loss $33 with an average price of 99.0 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2013 and 2012 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2013
Unaffiliated bonds:
United States government and agencies	$1,830	$362,949	$364,779
State, municipal and other government	14,235	25,206	39,441
Hybrid securities	20,128	11,171	31,299
Industrial and miscellaneous	91,554	1,051,181	1,142,735
Mortgage and other asset-backed securities	120,995	307,043	428,038

	248,742	1,757,550	2,006,292
Unaffiliated common stocks	3	—	3

	$248,745	$1,757,550	$2,006,295

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2012
Unaffiliated bonds:
United States government and agencies	$—	$1,863	$1,863
State, municipal and other government	36,512	—	36,512
Hybrid securities	22,250	—	22,250
Industrial and miscellaneous	17,474	172,884	190,358
Mortgage and other asset-backed securities	145,029	55,252	200,281

	221,265	229,999	451,264
Unaffiliated preferred stocks	731	—	731
Unaffiliated common stocks	—	3,112	3,112

	$221,996	$233,111	$455,107

The carrying amount and estimated fair value of bonds at December 31, 2013, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
	Amount	Value
Due in one year or less	$518,442	$528,302
Due after one year through five years	2,192,012	2,367,366
Due after five years through ten years	1,933,729	1,956,804
Due after ten years	1,541,359	1,586,072

	6,185,542	6,438,544
Mortgage and other asset-backed securities	1,428,542	1,484,302

	$7,614,084	$7,922,846

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

At December 31, 2013, the Company’s treasury portfolio had investments in an unrealized loss position which had a fair value of $364,779, with a carrying value of $404,605, resulting in a gross unrealized loss of $39,826. The Company’s government issued debt securities include US Treasury bonds. All of the issuers in the sector continue to make payments in accordance with the original bond agreements. The Company evaluated the near-term prospects of the issuers and it is believed that the contractual terms of these investments will be met and these investments are not impaired as of December 31, 2013.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

There were no loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2013 and 2012. The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value during the year ended December 31, 2011.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2011
OTTI recognized 1st quarter:
Intent to sell	$1,800	$3	$—	$1,797

Total 1st quarter OTTI on loan-backed securities	1,800	3	—	1,797

Aggregate total	$1,800	$3	$—	$1,797

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$33,255	$937	$32,318	$26,145
2nd quarter present value of cash flows expected to be less than the amortized cost basis	12,311	571	11,740	11,175
3rd quarter present value of cashflows expected to be less than the amortized cost basis	16,824	1,426	15,398	12,815
4th quarter present value of cash flows expected to be less than the amortized cost basis	30,853	1,080	29,773	27,584

Aggregate total	$93,243	$4,014	$89,229	$77,719

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$9,907	$123	$9,784	$5,625
2nd quarter present value of cash flows expected to be less than the amortized cost basis	31,773	3,092	28,681	20,633
3rd quarter present value of cash flows expected to be less than the amortized cost basis	17,199	1,222	15,977	10,640
4th quarter present value of cash flows expected to be less than the amortized cost basis	22,099	921	21,178	15,312

Aggregate total	$80,978	$5,358	$75,620	$52,210

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2011
1st quarter present value of cash flows expected to be less than the amortized cost basis	$36,356	$988	$35,368	$23,938
2nd quarter present value of cash flows expected to be less than the amortized cost basis	32,000	3,301	28,699	16,513
3rd quarter present value of cash flows expected to be less than the amortized cost basis	44,931	807	44,124	28,144
4th quarter present value of cash flows expected to be less than the amortized cost basis	54,257	2,573	51,684	41,432

Aggregate total	$167,544	$7,669	$159,875	$110,027

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The following loan-backed and structured securities were held at December 31, 2013, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
02148YAJ3	336	327	9	327	180	1Q2013
14984WAA8	11,205	10,969	236	10,969	10,570	1Q2013
52108HV84	1,723	1,680	43	1,680	1,004	1Q2013
52524YAA1	72	—	72	—	—	1Q2013
759676AJ8	6,182	6,091	91	6,091	4,528	1Q2013
75970JAJ5	7,426	7,316	110	7,316	6,192	1Q2013
81379EAD4	5	—	5	—	—	1Q2013
81744FFD4	496	410	86	410	121	1Q2013
86358EZU3	1,628	1,411	217	1,411	267	1Q2013
12669GUR0	4,183	4,113	70	4,113	3,281	1Q2013
14984WAA8	10,701	10,522	179	10,522	10,201	2Q2013
52108HV84	1,611	1,218	393	1,218	973	2Q2013
52108HV84	1,218	701	517	701	994	3Q2013
59020UJZ9	261	172	89	172	406	3Q2013
759676AJ8	5,727	5,618	109	5,618	4,708	3Q2013
75970JAJ5	7,093	6,936	157	6,936	5,833	3Q2013
75970QAH3	674	657	17	657	576	3Q2013
81744FFD4	407	354	53	354	117	3Q2013
86358EZU3	1,393	941	452	941	168	3Q2013
291701CR9	50	18	32	18	14	3Q2013
12666UAC7	8,154	7,984	170	7,984	7,978	4Q2013
12668WAC1	7,972	7,700	272	7,700	7,133	4Q2013
759676AJ8	5,272	5,102	170	5,102	4,541	4Q2013
75970JAJ5	6,838	6,525	313	6,525	5,628	4Q2013
75970QAH3	650	619	31	619	575	4Q2013
81744FFD4	354	345	9	345	122	4Q2013
86358EZU3	105	97	8	97	15	4Q2013
12640WAG5	1,491	1,384	107	1,384	1,578	4Q2013
291701CR9	17	16	1	16	14	4Q2013

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2013 and 2012 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2013
The aggregate amount of unrealized losses	$17,238	$13,316
The aggregate related fair value of securities with unrealized losses	134,946	307,514

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2012
The aggregate amount of unrealized losses	$33,297	$937
The aggregate related fair value of securities with unrealized losses	162,801	55,252

Detail of net investment income is presented below:

	Year Ended December 31
	2013	2012	2011
Income:
Bonds	$359,479	$372,298	$396,157
Preferred stocks	123	130	148
Common stocks	—	1,693	1,302
Mortgage loans on real estate	32,624	39,468	44,625
Policy loans	4,081	4,038	4,034
Cash, cash equivalents and short-term investments	427	765	929
Derivatives	18,515	19,915	24,901
Other invested assets	2,873	639	2,548
Other	1,953	2,929	1,921

Gross investment income	420,075	441,875	476,565
Less investment expenses	13,195	14,747	13,035

Net investment income	$406,880	$427,128	$463,530

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2013	2012	2011
Proceeds	$1,131,813	$1,913,219	$1,636,561

Gross realized gains	$16,348	$68,650	$44,316
Gross realized losses	(6,761)	(9,531)	(6,781)

Net realized capital gains	$9,586	$59,119	$37,535

The Company had gross realized losses for the years ended December 31, 2013, 2012 and 2011 of $4,299, $6,205 and $10,422, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds and preferred stocks.

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2013	2012	2011
Bonds	$5,397	$52,800	$27,113
Preferred stocks	(110)	115	—
Common stocks	74	91	(995)
Mortgage loans on real estate	(123)	(1,020)	290
Cash, cash equivalents and short-term investments	3	3	—
Derivatives	(65,675)	9,224	(32,729)
Other invested assets	4,140	3,939	3,074

	(56,294)	65,152	(3,247)
Federal income tax effect	(4,221)	(17,772)	(15,802)
Transfer to interest maintenance reserve	(7,377)	(38,563)	(23,955)

Net realized capital gains (losses) on investments	$(67,892)	$8,817	$(43,004)

At December 31, 2013 and 2012, the Company had recorded investment in restructured securities of $32 and $2,940, respectively. The capital gains (losses) taken as a direct result of restructures in 2013, 2012 and 2011 were $(16), $886 and $(603), respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2013	2012	2011
Bonds	$1,542	$12,303	$(7,611)
Common stocks	(825)	(1,627)	(1,216)
Affiliated entities	(754)	(45)	(145)
Derivatives	(67,606)	(87,646)	81,675
Other invested assets	(330)	5,277	1,233

	(67,973)	(71,738)	73,936
Taxes on unrealized capital gains/losses	23,527	25,092	(25,928)

Change in unrealized capital gains (losses), net of tax	$(44,446)	$(46,646)	$48,008

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The credit quality of mortgage loans by type of property for the year ended December 31, 2013 were as follows:

	Farm	Commercial	Total
AAA—AA	$16,000	$332,597	$348,597
A	7,073	173,894	180,967
BBB	4,133	14,990	19,123
BB	—	1,976	1,976
B	—	419	419

	$27,206	$523,876	$551,082

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2013, the Company issued mortgage loans with a maximum interest rate of 5.31% and a minimum interest rate of 3.11% for commercial loans. During 2012, the Company issued mortgage loans with a maximum interest rate of 4.60% and a minimum interest rate of 3.21% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2013 at the time of origination was 75%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2012 at the time of origination was 70%. During 2013, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2012, the Company reduced the interest rate by 1.0% of one outstanding mortgage loan in the amount of $8,362.

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2013	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$27,206	$—	$—	$—	$521,637	$2,239	$551,082
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
December 31, 2012	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$40,383	$—	$—	$—	$500,423	$2,231	$543,037
(b) 30-59 Days Past Due	—	—	—	—	1,507	2	1,509
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

The Company did not have any impaired loans at December 31, 2013 or 2012. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2013, 2012 or 2011.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company did not recognize any interest income on impaired loans for the years ended December 31, 2013, 2012 or 2011. The Company did not recognize any interest income on a cash basis for the years ended December 31, 2013, 2012 or 2011.

During 2013 and 2012, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2013 and 2012, the Company held a mortgage loan loss reserve in the AVR of $7,164 and $5,173, respectively.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2013	2012		2013	2012
Mountain	22%	21%	Retail	32%	32%
Pacific	17	16	Industrial	32	25
W. South Central	16	13	Office	17	16
South Atlantic	13	23	Apartment	6	5
Middle Atlantic	12	16	Medical	5	5
W. North Central	10	1	Agricultural	5	7
E. North Central	7	6	Other	3	10
E. South Central	2	3
New England	1	1

During 2013, 2012 and 2011, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2013, the Company had ownership interest in four LIHTC investments. The remaining years of unexpired tax credits ranged from three to eleven and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from four to thirteen years. The amount of contingent equity commitments expected to be paid during 2014 to 2015 is $9,559. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2012, the Company had ownership interest in three LIHTC investments. The remaining years of unexpired tax credits ranged from four to ten and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from five to fourteen years. The amount of contingent equity commitments expected to be paid during 2013 was $2,127. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recognized net realized gains (losses) from futures contracts in the amount of $(70,734), $77,308 and $(38,303) for the years ended December 31, 2013, 2012 and 2011, respectively.

At December 31, 2013 and 2012, the Company had replicated assets with a fair value of $515,990 and $462,061, respectively, and credit default swaps with a fair value of $7,454 and $137, respectively. The Company did not recognize any capital losses related to replication transactions in 2013 or 2011, while the Company recognized capital losses of $1,477 in 2012.

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2013, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimated)	Current Fair Value
51408,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	$10,000	$186
59020,SWAP, USD 1 / (USD 0), :US534187AM15	9/20/2016	20,000	287
51410,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	133
51409,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	11,000	197
51412,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	198
51411,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	12,000	136
51413,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	133
51414,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	430
51415,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	430
43375,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	5,000	107
51416,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,500	(204)
51417,SWAP, USD 1 / (USD 0), :XS0114288789	9/20/2017	2,200	(25)
51418,SWAP, USD 1 / (USD 0), :US105756AL40	9/20/2017	3,200	(65)
43612,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	2,000	(53)
46258,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	15,000	(209)
46320,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	15,000	(352)
46421,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	15,000	176
46535,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	15,000	(560)
46616,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	10,000	(139)
46846,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	5,000	59
47105,SWAP, USD 1 / (USD 0), :912810QV3	12/20/2017	25,000	532
47122,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	20,000	235
47184,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	5,000	(70)
47284,SWAP, USD 1 / (USD 0), :912810QV3	12/20/2017	10,000	213
59021,SWAP, USD 1 / (USD 0), :912803DP5	12/20/2017	20,000	426
59022,SWAP, USD 1 / (USD 0), :912803DQ3	12/20/2017	25,000	440
49133,SWAP, USD 5 / (USD 0), :912803DJ9	12/20/2017	10,000	1,568
49374,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2017	10,000	203
49893,SWAP, USD 1 / (USD 0), :12622DAC8	12/20/2017	10,000	146
50058,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	170
50222,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	224
60080,SWAP, USD 1 / (USD 0), :912828TY6	6/20/2018	30,000	593
60228,SWAP, USD 1 / (USD 0), :912828TY6	6/20/2018	5,000	80
63831,SWAP, USD 5 / (USD 0), :912810RA8	9/20/2020	10,000	2,058
66719,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	20,000	(27)
63950,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	15,000	(15)
63952,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2023	20,000	(252)
64594,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	25,000	64

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

At December 31, 2013 and 2012, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $26,507 and $43,857, respectively.

At December 31, 2013 and 2012, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $47,684 and $11,206, respectively.

At December 31, 2013 and 2012, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2013	2012
Interest rate and currency swaps:
Receive fixed—pay fixed	$546,179	$102,379
Swaps:
Receive fixed—pay floating	541,616	1,111,262
Receive fixed—pay fixed	39,994	—
Receive floating—pay fixed	141,000	—
Receive floating—pay floating	35,784	—

Open futures contracts at December 31, 2013 and 2012 were as follows:

Long/ Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2013
Long	7	HANG SENG IDX FUT Jan14	$8,144	$8,166
Long	21	S&P 500 FUTURE Mar14	9,254	9,665
Short	320	S&P 500 FUTURE Mar14	141,730	147,288
Long	50	DJ EURO STOXX 50 Mar14	1,450	1,554
Short	31	S&P 500 E-MINI FUTURE Mar14	2,759	2,853
Short	85	FTSE 100 IDX FUT Mar14	5,314	5,692
Short	190	NASDAQ 100 E-MINI Mar14	13,186	13,618
Short	30	NIKKEI 225 (OSE) Mar14	488,477	488,700

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Long/ Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2012
Long	3	HANG SENG IDX FUT Jan13	$437	$438
Short	(659)	S&P 500 FUTURE Mar13	(233,040)	(233,961)
Long	25	DJ EURO STOXX 50 Mar13	865	864
Short	(9)	S&P 500 E-MINI FUTURE Mar13	(633)	(639)
Short	(350)	FTSE 100 IDX FUT Mar13	(33,455)	(33,482)
Short	(540)	NASDAQ 100 E-MINI Mar13	(28,786)	(28,676)
Short	(50)	NIKKEI 225 (OSE) Mar13	(5,563)	(6,035)

For the years ended December 31, 2013, 2012 and 2011, the Company recorded unrealized gains (losses) of $(31,835), $34,383 and $121,858, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain. The Company did not recognize any unrealized gains or losses during 2013, 2012 or 2011 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The following tables show the pledged or restricted assets as of December 31, 2013 and 2012, respectively:

	Gross Restricted Current Year
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
a. Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b. Collateral held under security lending agreements	430,771	—	18,918	—	449,689
c. Subject to repurchase agreements	—	—	—	—	—
d. Subject to reverse repurchase agreements	—	—	—	—	—
e. Subject to dollar repurchase agreements	20,491	—	—	—	20,491
f. Subject to dollar reverse repurchase agreements	—	—	—	—	—
g. Placed under option contracts	—	—	—	—	—
h. Letter stock or securities restricted as to sale	—	—	—	—	—
i. On deposit with state(s)	3,276	—	—	—	3,276
j. On deposit with other regulatory bodies	—	—	—	—	—
k. Pledged as collateral not captured in other categories	36,135	—	—	—	36,135
l. Other restricted assets	—	—	—	—	—

m.Total Restricted Assets	$490,673	$—	$18,918	$—	$509,591

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Gross Restricted			Percentage
Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
a. Subject to contractual obligation for which liability is not shown	$—	$—	$—	0.00%	0.00%
b. Collateral held under security lending agreements	277,433	172,257	449,690	1.53	1.53
c. Subject to repurchase agreements	—	—	—	0.00	0.00
d. Subject to reverse repurchase agreements	—	—	—	0.00	0.00
e. Subject to dollar repurchase agreements	63,547	(43,057)	20,491	0.07	0.07
f. Subject to dollar reverse repurchase agreements	—	—	—	0.00	0.00
g. Placed under option contracts	—	—	—	0.00	0.00
h. Letter stock or securities restricted as to sale	—	—	—	0.00	0.00
i. On deposit with state(s)	3,292	(15)	3,276	0.01	0.01
j. On deposit with other regulatory bodies	—	—	—	0.00	0.00
k. Pledged as collateral not captured in other categories	19,516	16,618	36,135	0.12	0.12
l. Other restricted assets	—	—	—	0.00	0.00

m.Total Restricted Assets	$363,788	$145,803	$509,592	1.73%	1.73%

Assets pledged as collateral not captured in other categories includes invested assets with a carrying value of $36,135 and $19,516, respectively, in conjunction with derivative transactions as of December 31, 2013 and 2012, respectively.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2013	2012	2011
Direct premiums	$5,269,131	$4,960,351	$4,950,537
Reinsurance assumed—affiliates	82	81	104
Reinsurance assumed—non affiliates	531,881	633,476	621,553
Reinsurance ceded—affiliates	(203,917)	(278,372)	(359,404)
Reinsurance ceded—non affiliates	(350,507)	(375,188)	(786,320)

Net premiums earned	$5,246,670	$4,940,348	$4,426,470

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2013 and 2012 of $1,521,643 and $1,718,959, respectively.

The Company received reinsurance recoveries in the amounts of $470,789, $492,249 and $325,524 during 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $145,050 and $159,544, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2013 and 2012 of $2,010,935 and $2,201,388, respectively.

The Company would experience no reduction in surplus at December 31, 2013 or 2012 if all reinsurance agreements were cancelled.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2013 or 2012.

During 2013, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration received was $122,047, life and claim reserves recaptured were $281,190 and other assets recaptured were $9,615, resulting in a pre-tax loss of $149,528 which was included in the statement of operations.

During 2013, the Company also recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $5,456, life and claim reserves recaptured were $31,857, other assets recaptured were $6,677 and the unamortized gain related to these blocks was released into income from surplus of $2,244 ($1,458 after tax), resulting in a pre-tax loss of $28,392, which was included in the statement of operations.

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Subsequent to certain 2013 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration paid was $116,591, life and claim reserves released were $313,047 and other assets were transferred associated with the business of $16,292, resulting in a pre-tax gain of $180,164, which was included in the statement of operations.

The Company novated third party assumed retrocession agreements during 2013 that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $2,044, other assets were exchanged in the amount of $103 and other liabilities were exchanged in the amount of $256. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets and other liabilities exchanged were impacted by equivalent amounts.

During 2013, the Company recaptured certain treaties from a non-affiliate, for which net consideration received was $770, life and claim reserves recaptured were $1,215, and premiums recaptured were $255, resulting in a pre-tax loss of $190, which was included in the statement of operations.

Amortization of previously deferred gains associated with the divestiture of the Transamerica Reinsurance operations was released into income in the amount of $20,316 ($13,206 after tax) during 2013.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration paid was $9,487, life and claim reserves recaptured were $12,438 and other assets recaptured were $391, resulting in a pre-tax loss of $21,534 which was included in the statement of operations.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $27,425, life and claim reserves recaptured were $97,403, other assets recaptured were $7,410 and the unamortized gain related to these blocks was released into income from surplus of $9,990, ($6,556 after tax), resulting in a pre-tax loss of $107,428, which was included in the statement of operations.

Subsequent to the recaptures that took place during 2012, the Company reinsured to a non-affiliate certain treaties associated with the business that was previously ceded to an affiliate, for which a reinsurance premium and ceding commission were received in the amount of $843 and $6,904, respectively, and life and claim reserves transferred were $7,971, resulting in a pre-tax gain of $15,718 ($10,217 net of tax), which was credited directly to unassigned surplus on a net of tax basis.

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Subsequent to the recaptures that took place during 2012, the Company reinsured to an affiliate certain treaties associated with the business that was previously ceded to a non-affiliate, for which a reinsurance premium was paid in the amount of $13,711, ceding commission was received in the amount of $18,696, life and claim reserves transferred were $78,778 and other assets were transferred in the amount of $3,549, resulting in a pre-tax gain of $80,214 ($52,139 net of tax), which was credited directly to unassigned surplus on a net of tax basis.

Also subsequent to certain 2012 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration received was $24,179, life and claim reserves released were $23,092 and other assets were transferred associated with the business of $4,251, resulting in a pre-tax gain of $43,020, which was included in the statement of operations.

On April 26, 2011, Aegon N.V. announced the divestiture of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of Aegon N.V.’s U.S. and international affiliates, all of which remain Aegon N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company. As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $474,720 which was included in the statement of operations, and a net of tax gain of $400,760 which has been credited directly to unassigned surplus. These amounts include current year amortization of previously deferred gains, as well as releases of previously deferred gains from unassigned surplus into earnings related to these transactions. Additional information surrounding these transactions is outlined below.

Effective August 9, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to an affiliate. The Company received recapture consideration of $55,356, recaptured reserves of $293,975, recaptured other assets of $8,586 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $2,297, resulting in a pre-tax loss of $227,736 which has been included in the statement of operations. Prior to this transaction, the Company amortized $498, net of tax, of the deferred gain related to the initial transaction into earnings with a corresponding charge directly to unassigned surplus in 2011.

Subsequently, effective August 9, 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate. The Company paid a net reinsurance premium of $549,682, received an initial ceding commission of $219,000, transferred other assets in the amount of $12,548

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

and released net reserves of $790,263. The Company paid an experience refund in the amount of $84,770 to an affiliate and released IMR associated with certain business in the amount of $13,086. These transactions resulted in a net of tax gain of $248,557, which has been credited directly to unassigned surplus. During 2011, the Company amortized $7,712, net of tax, of the deferred gain into earnings with a corresponding charge directly to unassigned surplus.

Effective October 1, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to a non-affiliate. The Company paid recapture consideration of $9,840, recaptured reserves of $402,503, recaptured other net assets of $10,226 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $230,033, resulting in a pre-tax loss of $172,084, which has been included in the statement of operations. Subsequently, effective October 1, 2011, the Company ceded this business on a coinsurance basis to an affiliate and as a result received cash, transferred other net assets and released reserves consistent with the amounts recaptured, resulting in a net of tax gain of $262,245, which has been credited directly to unassigned surplus.

Effective October 1, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to an affiliate. The Company received recapture consideration of $30,305, recaptured reserves of $123,935 and recaptured other assets of $17,964, resulting in a pre-tax loss of $75,666, which has been included in the statement of operations. Subsequently, effective October 1, 2011, the Company ceded this business on a coinsurance basis to a non-affiliate and as a result paid cash, transferred other assets and released reserves consistent with the amounts recaptured, resulting in a net of tax gain of $49,183, which has been credited directly to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divestiture of the Transamerica Reinsurance operations from several Aegon N.V. affiliates. This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed. The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divestiture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement. As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties. The reserves and assets associated with these assignments were $87,665, where the counterparty’s net reserves ceded exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

During 2011, the Company amortized deferred gains from reinsurance transactions occurring prior to 2010 of $1,991, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus. The Company did not amortize any deferred gains from reinsurance transactions occurring prior to 2011 into earnings during 2013 or 2012.

7. Income Taxes

The net deferred income tax asset at December 31, 2013 and 2012 and the change from the prior year are comprised of the following components:

	December 31, 2013
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$86,427	$16,998	$103,425
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	86,427	16,998	103,425
Deferred Tax Assets Nonadmitted	22,381	—	22,381

Subtotal (Net Deferred Tax Assets)	64,046	16,998	81,044
Deferred Tax Liabilities	32,805	6,641	39,446

Net Admitted Deferred Tax Assets	$31,241	$10,357	$41,598

	December 31, 2012
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$113,219	$22,618	$135,837
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	113,219	22,618	135,837
Deferred Tax Assets Nonadmitted	11,932	—	11,932

Subtotal (Net Deferred Tax Assets)	101,287	22,618	123,905
Deferred Tax Liabilities	45,060	9,824	54,884

Net Admitted Deferred Tax Assets	$56,227	$12,794	$69,021

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(26,792)	$(5,620)	$(32,412)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(26,792)	(5,620)	(32,412)
Deferred Tax Assets Nonadmitted	10,449	—	10,449

Subtotal (Net Deferred Tax Assets)	(37,241)	(5,620)	(42,861)
Deferred Tax Liabilities	(12,255)	(3,183)	(15,438)

Net Admitted Deferred Tax Assets	$(24,986)	$(2,437)	$(27,423)

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2013	2012	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$125	$239	$(114)
Policyholder reserves	56,040	79,398	(23,358)
Deferred acquisition costs	21,222	18,294	2,928
Receivables—nonadmitted	1,805	2,430	(625)
Section 197 Intangible Amortization	90	119	(29)
Guaranty fund accrual	1,400	6,189	(4,789)
Reinsurance to unauthroized companies	171	181	(10)
Assumption Reinsurance	5,355	6,176	(821)
Other (including items <5% of ordinary tax assets)	219	193	26

Subtotal	86,427	113,219	(26,792)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	22,381	11,932	10,449

Admitted ordinary deferred tax assets	64,046	101,287	(37,241)
Capital:
Investments	16,998	22,618	(5,620)

Subtotal	16,998	22,618	(5,620)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	16,998	22,618	(5,620)

Admitted deferred tax assets	$81,044	$123,905	$(42,861)

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Year Ended December 31
	2013	2012	Change
Deferred Tax Liabilities:
Ordinary
Investments	$13,855	$10,496	$3,359
§807(f) adjustment	5,893	7,302	(1,409)
Reinsurance ceded	13,055	14,225	(1,170)
Other (including items <5% of total ordinary tax liabilities)	2	18	(16)

Subtotal	32,805	32,041	764
Capital
Investments	6,641	22,843	(16,202)

Subtotal	6,641	22,843	(16,202)

Deferred tax liabilities	39,446	54,884	(15,438)

Net deferred tax assets/liabilities	$41,598	$69,021	$(27,423)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2013 or 2012.

As discussed in Note 1, for the years ended December 31, 2013 and 2012 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2013
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$31,241	$10,357	$41,598
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	133,947
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	32,805	6,641	39,446

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$64,046	$16,998	$81,044

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31, 2012
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$56,227	$12,794	$69,021
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	116,020
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	45,060	9,824	54,884

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$101,287	$22,618	$123,905

	Change
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(24,986)	$(2,437)	$(27,423)
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	17,927
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(12,255)	(3,183)	(15,438)

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(37,241)	$(5,620)	$(42,861)

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2013	2012	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	998%	809%	189%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$892,721	$766,655	$126,066

The impact of tax planning strategies at December 31, 2013 and 2012 was as follows:

	December 31, 2013
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$86,427	$16,998	$103,425
(% of Total Adjusted Gross DTAs)	0%	39%	6%

Net Admitted Adjusted Gross DTAs	$64,046	$16,998	$81,044
(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

	December 31, 2012
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$113,219	$22,618	$135,837
(% of Total Adjusted Gross DTAs)	0%	0%	0%

Net Admitted Adjusted Gross DTAs	$101,287	$22,618	$123,905
(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

	Ordinary Percent	Change Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$(26,792)	$(5,620)	$(32,412)
(% of Total Adjusted Gross DTAs)	0%	39%	6%

Net Admitted Adjusted Gross DTAs	$(37,241)	$(5,620)	$(42,861)
(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2013	2012	Change
Current Income Tax
Federal	$14,157	$110,930	$(96,773)
Foreign	—	—	—

Subtotal	14,157	110,930	(96,773)

Federal income tax on net capital gains	4,221	17,772	(13,551)

Federal and foreign income taxes incurred	$18,378	$128,702	$(110,324)

	Year Ended December 31
	2012	2011	Change
Federal	$110,930	$44,789	$66,141
Foreign	—	—	—

Subtotal	110,930	44,789	66,141

Federal income tax on net capital gains	17,772	15,802	1,970
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$128,702	$60,591	$68,111

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2013	2012	2011
Current income taxes incurred	$18,378	$128,702	$60,591
Change in deferred income taxes	40,501	12,128	7,754
(without tax on unrealized gains and losses)

Total income tax reported	$58,879	$140,830	$68,345

Income before taxes	$251,898	$365,242	$(182,234)
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$88,164	$127,835	$(63,782)
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(4,591)	(4,308)	(3,958)
Tax credits	(2,911)	(3,148)	(2,217)
Tax adjustment for IMR	(16,134)	6,726	(10,326)
Surplus adjustment for in-force ceded	(5,132)	12,782	140,266
Nondeductible expenses	15	15	2,882
Deferred tax benefit on other items in surplus	(371)	(7,149)	(1,343)
Provision to return	(336)	(1,968)	(454)
Life-owned life insurance	—	—	(281)
Dividends from certain foreign corporations	74	39	30
Prior period adjustment	—	10,356	4,791
Other	101	(350)	2,737

Total income tax reported	$58,879	$140,830	$68,345

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2013.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

As of December 31, 2013 and 2012, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2013, 2012 and 2011 of $14,455, $93,620 and $113,223, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2013 and 2012 is $17 and $32, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $17. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2013, 2012 and 2011 is $25, $(203) and $(25), respectively. The total interest payable balance as of December 31, 2013 and 2012 is $1 and $2, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2013 and 2012, there were no premiums for participating life insurance policies. For the year ended 2011, premiums for participating life insurance policies were $111. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2013, 2012 or 2011.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2013
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$794,222	$96,875	$—	$891,097	3%
At book value less surrender charge of 5% or more	907,482	44,403	—	951,885	4
At fair value	9,335	495,948	10,969,025	11,474,308	44

Total with adjustment or at fair value	1,711,039	637,226	10,969,025	13,317,290	51
At book value without adjustment (minimal or no charge or adjustment)	3,705,571	61,651	—	3,767,222	14
Not subject to discretionary withdrawal provision	920,466	6,567,686	1,679,657	9,167,809	35

Total annuity reserves and deposit liabilities	6,337,076	7,266,563	12,648,682	26,252,321	100%

Less reinsurance ceded	1,308	—	—	1,308

Net annuity reserves and deposit liabilities	$6,335,768	$7,266,563	$12,648,682	$26,251,013

	December 31 2012
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$863,230	$100,861	$—	$964,091	4%
At book value less surrender charge of 5% or more	963,783	47,733	—	1,011,516	4
At fair value	6,586	485,825	7,974,208	8,466,619	35

Total with adjustment or at fair value	1,833,599	634,419	7,974,208	10,442,226	43
At book value without adjustment (minimal or no charge or adjustment)	3,963,343	66,275	—	4,029,618	17
Not subject to discretionary withdrawal provision	964,662	6,566,022	1,965,950	9,496,634	40

Total annuity reserves and deposit liabilities	6,761,604	7,266,716	9,940,158	23,968,478	100%

Less reinsurance ceded	1,978	—	—	1,978

Net annuity reserves and deposit liabilities	$6,759,626	$7,266,716	$9,940,158	$23,966,500

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$1,806,215	$2,675,714	$4,481,929

Reserves for separate accounts as of December 31, 2013 with assets at:
Fair value	$—	$12,736,654	$12,736,654
Amortized cost	7,266,563	—	7,266,563

Total as of December 31, 2013	$7,266,563	$12,736,654	$20,003,217

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal:
With fair value adjustment	$96,875	$—	$96,875
At book value without fair value adjustment and with current surrender charge of 5% or more	44,403	—	44,403
At fair value	495,948	11,056,997	11,552,945
At book value without fair value adjustment and with current surrender charge of less than 5%	61,651	—	61,651

Subtotal	698,877	11,056,997	11,755,874
Not subject to discretionary withdrawal	6,567,686	1,679,657	8,247,343

Total separate account reserves at December 31, 2013	$7,266,563	$12,736,654	$20,003,217

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$1,805,525	$2,357,927	$4,163,452

Reserves for separate accounts as of December 31, 2012 with assets at:
Fair value	$—	$10,008,134	$10,008,134
Amortized cost	7,266,715	—	7,266,715

Total as of December 31, 2012	$7,266,715	$10,008,134	$17,274,849

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal:
With fair value adjustment	$100,860	$—	$100,860
At book value without fair value adjustment and with current surrender charge of 5% or more	47,733	—	47,733
At fair value	485,825	8,042,184	8,528,009
At book value without fair value adjustment and with current surrender charge of less than 5%	66,275	—	66,275

Subtotal	700,693	8,042,184	8,742,877
Not subject to discretionary withdrawal	6,566,022	1,965,950	8,531,972

Total separate account reserves at December 31, 2012	$7,266,715	$10,008,134	$17,274,849

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2011	$2,184,262	$2,035,362	$4,219,624

Reserves for separate accounts as of December 31, 2011 with assets at:
Fair value	$—	$8,294,680	$8,294,680
Amortized cost	7,036,920	—	7,036,920

Total as of December 31, 2011	$7,036,920	$8,294,680	$15,331,600

Reserves for separate accounts by withdrawal characteristics as of December 31, 2011:
Subject to discretionary withdrawal:
With fair value adjustment	$132,777	$—	$132,777
At book value without fair value adjustment and with current surrender charge of 5% or more	50,323	—	50,323
At fair value	444,165	6,301,437	6,745,602
At book value without fair value adjustment and with current surrender charge of less than 5%	69,871	—	69,871

Subtotal	697,136	6,301,437	6,998,573
Not subject to discretionary withdrawal	6,339,784	1,993,243	8,333,027

Total separate account reserves at December 31, 2011	$7,036,920	$8,294,680	$15,331,600

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2013	2012	2011
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,481,983	$4,163,485	$4,219,645
Transfers from separate accounts	(3,287,943)	(3,220,563)	(3,075,684)

Net transfers to separate accounts	1,194,040	942,922	1,143,961
Miscellaneous reconciling adjustments	(9)	8	(63)

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$1,194,031	$942,930	$1,143,898

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2013 and 2012, the Company’s separate account statement included legally insulated assets of $20,293,235 and $17,590,145, respectively. The assets legally insulated from general account claims at December 31, 2013 and 2012 are attributed to the following products:

	2013	2012
Variable life	$98,422	$80,147
Variable annuities	9,040,471	6,288,266
Market value separate accounts	1,759,358	1,550,300
Par annuities	1,958,911	2,220,569
Book value separate accounts	7,436,073	7,450,863

Total separate account assets	$20,293,235	$17,590,145

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for separate account liabilities of $32,328 and $47,317, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $32,926, $31,916 and $27,094 to the general account in 2013, 2012 and 2011, respectively. During the years ended December 31, 2013, 2012 and 2011, the general account of the Company had paid $680, $619 and $1,542, respectively, toward separate account guarantees.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

At December 31, 2013 and 2012, the Company reported guaranteed separate account assets at amortized cost in the amount of $7,436,073 and $7,450,863, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $7,414,425 and $7,618,858 at December 31, 2013 and 2012, respectively, which would have resulted in an unrealized (loss) gain of $(21,648) and $167,995, respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 10 for a discussion of securities lending policies and procedures. As of December 31, 2013 and 2012, securities with a book value of $18,918 and $21,171, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. As of December 31, 2013, the Company held collateral from securities lending transactions in the form of cash and on open terms in the amount of $19,307. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

At December 31, 2013 and 2012, the Company had variable annuities with minimum guaranteed benefits as follows:

	Subjected		Reinsurance
	Account	Amount of	Reserve
Benefit and Type of Risk	Value	Reserve Held	Credit
December 31, 2013
Guaranteed Minimum Withdrawal Benefit	$5,310,395	$41,397	$—
Guaranteed Minimum Death Benefit	1,600,493	2,659	1,308
December 31, 2012
Guaranteed Minimum Withdrawal Benefit	$4,849,846	$131,770	$—
Guaranteed Minimum Death Benefit	1,373,096	7,639	1,978

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’s paid-through date to the policy’s next anniversary date. At December 31, 2013 and 2012, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2013
Life and annuity:
Ordinary first-year business	$208	$188	$20
Ordinary renewal business	138,879	1,259	137,620
Group life business	527	113	414
Credit life	252	—	252
Reinsurance ceded	(132,124)	—	(132,124)

Total life and annuity	7,742	1,560	6,182
Accident and health	4,284	—	4,284

	$12,026	$1,560	$10,466

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Gross	Loading	Net
December 31, 2012
Life and annuity:
Ordinary first-year business	$312	$278	$34
Ordinary renewal business	153,131	1,350	151,781
Group life business	664	127	537
Credit life	235	—	235
Reinsurance ceded	(146,264)	—	(146,264)

Total life and annuity	8,078	1,755	6,323
Accident and health	4,974	—	4,974

	$13,052	$1,755	$11,297

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2013 and 2012, the Company had insurance in force aggregating $15,580,513 and $12,243,276, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of $58,739 and $92,244 to cover these deficiencies as of December 31, 2013 and 2012, respectively.

9. Capital and Surplus

At December 31, 2013 and 2012, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. Aegon owns 38,609 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2013 was $430. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

dividend, the maximum payment which may be made in 2014, without prior approval of insurance regulatory authorities, is $93,458.

On December 21, 2011, the Company paid a preferred stock dividend and a common stock dividend of $3,410 and $296,590, respectively, to its parent companies, Aegon and TLIC. Of the common stock dividend amount, $76,057 was considered an ordinary dividend and $220,533 was considered an extraordinary dividend. Of the total $300,000 preferred and common stock dividends, Aegon received $262,200 and TLIC received $37,800. The Company did not pay any dividends during 2012 and 2013.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from Aegon in exchange for surplus notes. The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to the issuance of the surplus notes, as well as the December 31, 2013, 2012 and 2011 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the outstanding surplus notes at December 31, 2013 and 2012 is as follows:

For Year	Balance	Interest Paid	Cumulative	Accrued
Ending	Outstanding	Current Year	Interest Paid	Interest
2013	$150,000	$9,375	$53,125	$—
2012	150,000	9,375	43,750	—

The Company held special surplus funds in the amount of $8,085 and $6,660, as of December 31, 2013 and 2012, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2013 and 2012, respectively, securities in the amount of $416,442 and $238,014 were on loan under securities lending agreements. At December 31, 2013, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $430,659 and $257,972 at December 31, 2013 and 2012, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$430,771
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	430,771
Securities received	—

Total collateral received	$430,771

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$51,302	$51,302
30 days or less	206,980	206,962
31 to 60 days	65,413	65,413
61 to 90 days	74,097	74,095
91 to 120 days	5,406	5,407
121 to 180 days	27,480	27,480
181 to 365 days	—	—
1 to 2 years	—	—
2-3 years	—	—
Greater than 3 years	—	—

Total	430,678	430,659
Securities received	—	—

Total collateral reinvested	$430,678	$430,659

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $430,668 (fair value of $430,659) that are currently tradable securities that could be sold and used to pay for the $430,771 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by Aegon. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Aegon. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $9, $9 and $8 for the years ended December 31, 2013, 2012 and 2011, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by Aegon which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan.

78

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2013, 2012 and 2011 was $6 for each year, respectively.

Aegon sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, Aegon has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2013, 2012 and 2011 was insignificant. Aegon also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of Aegon and the Company.

In addition to pension benefits, the Company participates in plans sponsored by Aegon that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for the years ended December 31, 2013, 2012 and 2011.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between Aegon and the Company, Aegon will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by Aegon as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA

79

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2013, 2012 and 2011, the Company paid $31,069, $24,579 and $23,065, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Aegon/Transamerica Series Trust. The Company received $4,380, $2,699 and $1,688 for these services during 2013, 2012 and 2011, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $9,336, $5,633 and $4,411 for the years ended December 31, 2013, 2012 and 2011, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2013, 2012 and 2011, the Company paid (received) net interest of $7, $(12) and $11, respectively, to (from) affiliates. At December 31, 2013 and 2012, the Company reported a net amount of $365 payable to and $87,032 due from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2013 and 2012, the Company had short-term intercompany notes receivable of $50,000 and $54,700 as follows. The Company did not have any short-term intercompany notes receivable at December 31, 2011. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
December 31, 2013
AEGON	$50,000	May 21, 2014	0.10%
December 31, 2012
AEGON	$54,700	April 25, 2013	0.12%

80

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Total Direct
Name and Address of Managing			Types of	Types of	Premiums
General Agent or Third-Party		Exclusive	Business	Authority	Written/
Administrator	FEIN	Contract	Written	Granted	Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C,B,P,U	$52,545

C-	Claims Payment
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

For years ended December 31, 2013, 2012 and 2011, the Company had $52,545, $36,282 and $20,974, respectively, of direct premiums written by The Vanguard Group, Inc.

14. Commitments and Contingencies

The Company has contingent commitments of $21,212 and $14,317, at December 31, 2013 and 2012, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $9,559 and $2,127 at December 31, 2013 and 2012, respectively.

Private placement commitments outstanding as of December 31, 2013 and 2012 were $32,000 and $11,715, respectively.

There were no securities acquired on a “to be announced” (TBA) basis at December 31, 2013 and 2012.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted to the Company as of December 31, 2013 and 2012, respectively, was $0 and $20,331. In addition, securities in the amount of $8,352 and $19,891 were also posted to the Company as of December 31, 2013 and 2012, respectively, which were not included in the financials of the Company. Noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

81

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $8,680 and $34,002 at December 31, 2013 and 2012, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $4,679 and $16,319 at December 31, 2013 and 2012, respectively. The guaranty fund expense was $3,437, $174 and $9,674 for the years ended December 31, 2013, 2012 and 2011, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2013 and 2012, the Company had dollar repurchase agreements outstanding in the amount of $20,491 and $63,548, respectively. The Company had an outstanding liability for borrowed money in the amount $20,029 and $67,407 at December 31, 2013 and 2012, respectively due to participation in dollar repurchase agreements which includes accrued interest.

82

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$19,970
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	19,970
Securities received	—

Total collateral received	$19,970

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. There were no securities of NAIC designation 3 or below sold during 2013 and reacquired within 30 days of the sale date.

16. Subsequent Event

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). With the exception of the Affordable Care Act annual fee described below, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2013 through the date the financial statements are issued.

On January 1, 2014, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (ACA). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2014. As of December 31, 2013, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2014, and estimates their portion of the annual health insurance industry fee payable on September 30, 2014 to be $41. This assessment is not expected to have a material impact on risk based capital in 2014.

83

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2013

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$724,271	$706,791	$725,734
States, municipalities and political subdivisions	117,278	120,226	117,278
Foreign governments	160,850	157,972	155,936
Hybrid securities	107,181	109,269	107,181
All other corporate bonds	6,512,287	6,828,589	6,507,955
Preferred stocks	1,706	2,715	1,706

Total fixed maturities	7,623,573	7,925,562	7,615,790
Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,616	1,954	1,954

Total common stocks	1,616	1,954	1,954
Mortgage loans on real estate	551,082		551,082
Policy loans	64,552		64,552
Other long-term investments	72,199		72,199
Cash, cash equivalents and short-term investments	74,946		74,946
Securities lending reinvested collateral assets	430,678		430,678

Total investments	$8,818,646		$8,811,201

85

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*
Year ended December 31, 2013
Individual life	$869,381	$—	$21,570	$125,537	$46,663	$149,294	$78,876
Individual health	36,307	5,860	6,458	50,477	2,503	33,298	18,435
Group life and health	133,342	1,612	7,592	47,312	7,480	31,284	17,048
Annuity	6,261,077	—	407	5,023,344	350,234	3,923,268	1,380,349

	$7,300,107	$7,472	$36,027	$5,246,670	$406,880	$4,137,144	$1,494,708

Year ended December 31, 2012
Individual life	$800,856	$—	$13,664	$112,965	$43,911	$114,108	$111,558
Individual health	33,163	5,194	6,159	46,142	2,470	25,920	17,866
Group life and health	126,870	1,701	7,042	47,758	7,248	29,613	14,835
Annuity	6,685,096	—	437	4,733,483	373,499	3,898,240	1,107,739

	$7,645,985	$6,895	$27,302	$4,940,348	$427,128	$4,067,881	$1,251,998

Year ended December 31, 2011
Individual life	$747,711	$—	$17,650	$(392,806)	$57,137	$(244,361)	$195,549
Individual health	29,871	5,405	10,749	39,862	2,680	23,875	20,769
Group life and health	121,400	1,764	6,654	40,610	7,514	21,200	18,354
Annuity	6,908,679	—	551	4,738,804	396,199	3,945,524	1,314,829

	$7,807,661	$7,169	$35,604	$4,426,470	$463,530	$3,746,238	$1,549,501

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

86

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2013
Life insurance in force	$20,734,490	$205,473,655	$202,415,889	$17,676,724	1145%

Premiums:
Individual life	$142,754	$538,079	$520,862	$125,537	415%
Individual health	51,221	950	206	50,477	0%
Group life and health	59,787	15,247	2,772	47,312	6%
Annuity	5,015,369	148	8,123	5,023,344	0%

	$5,269,131	$554,424	$531,963	$5,246,670	10%

Year ended December 31, 2012
Life insurance in force	$19,518,201	$247,623,959	$244,178,985	$16,073,227	1519%

Premiums:
Individual life	$133,277	$641,531	$621,218	$112,964	550%
Individual health	47,094	1,046	94	46,142	0%
Group life and health	55,273	10,883	3,369	47,759	7%
Annuity	4,724,707	100	8,876	4,733,483	0%

	$4,960,351	$653,560	$633,557	$4,940,348	13%

Year ended December 31, 2011
Life insurance in force	$18,982,172	$260,580,996	$257,168,145	$15,569,321	1652%

Premiums:
Individual life	$127,831	$1,127,302	$606,665	$(392,806)	-154%
Individual health	43,652	3,938	148	39,862	0%
Group life and health	51,067	14,350	3,893	40,610	10%
Annuity	4,727,987	134	10,951	4,738,804	0%

	$4,950,537	$1,145,724	$621,657	$4,426,470	14%

87

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2013 and 2012

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2013 and 2012

The Board of Directors and Contract Owners

Of Separate Account VA BNY

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2013, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY, at December 31, 2013, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 25, 2014

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AllianceBernstein Balanced Wealth Strategy Class B Shares	273,001.293	$3,171,506	$3,726,468	$8	$3,726,476	2,238,170	$1.596635	$10.811671
AllianceBernstein Growth and Income Class B Shares	315,665.938	6,666,232	8,677,657	—	8,677,657	4,585,573	1.345202	12.042989
AllianceBernstein Large Cap Growth Class B Shares	12,676.546	328,527	527,598	—	527,598	327,977	1.187087	1.939849
American Funds - Asset Allocation Class 2 Shares	1,035,183.102	18,513,483	23,115,639	23	23,115,662	14,533,866	1.509750	11.261534
American Funds - Bond Class 2 Shares	604,030.855	6,668,656	6,408,767	(4)	6,408,763	4,887,114	1.058131	9.640299
American Funds - Growth Class 2 Shares	102,195.314	6,593,100	7,965,103	(8)	7,965,095	3,642,635	1.598004	11.898040
American Funds - Growth-Income Class 2 Shares	168,986.683	7,322,022	8,516,929	3	8,516,932	4,007,265	1.581843	11.999788
American Funds - International Class 2 Shares	521,063.149	9,294,980	11,020,486	(12)	11,020,474	8,123,217	1.186220	11.324947
Fidelity® VIP Balanced Service Class 2	772,739.185	11,982,603	13,499,754	4	13,499,758	9,648,516	1.292728	11.170746
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	11.997586	12.025654
Fidelity® VIP Contrafund® Service Class 2	565,206.950	15,276,571	19,087,039	(6)	19,087,033	8,210,472	1.368536	11.982709
Fidelity® VIP Equity-Income Service Class 2	47,918.772	931,138	1,096,382	(5)	1,096,377	656,829	1.303810	1.949085
Fidelity® VIP Growth Service Class 2	14,326.130	549,421	810,429	(2)	810,427	483,216	1.270284	2.054569
Fidelity® VIP Growth Opportunities Service Class 2	58.846	1,035	1,747	6	1,753	1,420	1.209447	1.607000
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	12.422661	12.451714
Fidelity® VIP Mid Cap Service Class 2	191,606.267	6,266,422	6,821,183	(1)	6,821,182	2,403,396	1.525405	12.403107
Fidelity® VIP Value Strategies Initial Class	1,424.790	19,564	20,474	—	20,474	1,732	11.794686	11.822287
Fidelity® VIP Value Strategies Service Class 2	476,595.469	5,500,600	6,891,570	(3)	6,891,567	2,915,192	1.522084	11.775488
Franklin Income Securities Class 2 Shares	636,654.340	9,261,204	10,231,035	(13)	10,231,022	8,086,472	1.216035	1.357994
Franklin Mutual Shares Securities Class 2 Shares	42,454.067	674,491	918,281	11	918,292	785,500	1.093726	1.285509
Franklin Templeton Foreign Securities Class 2 Shares	171,372.512	2,310,752	2,954,462	(2)	2,954,460	2,585,791	1.091633	1.180240
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	735,046.464	5,492,023	5,542,250	1	5,542,251	3,023,911	1.791351	1.865274
GE Investments Total Return Class 3 Shares	104,069.579	1,748,611	1,940,898	(1)	1,940,897	1,490,526	1.256577	10.749595
Invesco V.I. American Franchise Series II Shares	3,483.861	127,328	172,730	(1)	172,729	130,187	1.317048	1.334584
Invesco V.I. Value Opportunities Series II Shares	43,690.334	268,767	406,757	4	406,761	312,482	1.155860	1.684892
Janus Aspen - Enterprise Service Shares	5,071.630	186,833	288,069	8	288,077	128,083	0.947333	3.224017
Janus Aspen - Global Research Service Shares	13,005.835	365,652	499,424	(3)	499,421	385,899	0.850431	1.685550
Janus Aspen - Perkins Mid Cap Value Service Shares	115.534	1,651	2,193	—	2,193	1,111	1.935092	2.018285
JPMorgan Insurance Trust Core Bond Class 1 Shares	65,078.793	750,178	721,724	(3)	721,721	596,681	1.182609	1.221478
JPMorgan Insurance Trust International Equity Class 1 Shares	65,554.494	648,821	780,754	11	780,765	438,346	1.735359	1.792253
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	12,374.888	55,360	130,803	(2)	130,801	52,141	2.433117	2.513045
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	293.989	3,025	7,065	5	7,070	2,738	2.515107	2.597484
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,564.567	39,450	60,806	—	60,806	26,525	2.225821	2.298955
MFS® New Discovery Service Class	344,591.979	5,167,054	7,243,323	2	7,243,325	2,827,122	2.111279	2.933435
MFS® Total Return Service Class	82,351.083	1,513,568	1,903,957	(2)	1,903,955	1,224,187	1.271144	1.720807
TA Aegon High Yield Bond Initial Class	17,109.255	130,334	140,296	1	140,297	62,132	1.190293	10.085762
TA Aegon High Yield Bond Service Class	579,351.687	4,708,823	4,808,619	(6)	4,808,613	2,593,445	1.473157	10.042915
TA Aegon Money Market Initial Class	371,428.040	371,428	371,428	(1)	371,427	268,180	0.974910	1.384989
TA Aegon Money Market Service Class	41,003,004.487	41,003,004	41,003,004	50	41,003,054	19,530,196	0.926651	9.970265
TA Aegon Tactical Vanguard ETF - Balanced Service Class	4,880,837.323	53,184,321	56,227,246	(4)	56,227,242	31,068,876	1.108615	10.497167
TA Aegon Tactical Vanguard ETF - Conservative Service Class	1,641,896.923	17,216,099	17,995,190	(25)	17,995,165	12,761,034	1.075010	10.244785

See accompanying notes.

2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Aegon Tactical Vanguard ETF - Growth Service Class	2,595,372.926	$28,132,448	$30,703,262	$(6)	$30,703,256	16,804,541	$1.140580	$10.842707
TA Aegon U.S. Government Securities Initial Class	31,863.796	387,968	392,881	(3)	392,878	200,641	1.256216	1.958114
TA Aegon U.S. Government Securities Service Class	2,127,523.130	27,854,610	26,764,241	(16)	26,764,225	14,372,501	1.001183	9.614974
TA AllianceBernstein Dynamic Allocation Initial Class	7,151.221	59,965	65,291	—	65,291	41,058	1.324176	1.667255
TA AllianceBernstein Dynamic Allocation Service Class	1,749,078.192	14,775,475	15,864,139	(7)	15,864,132	10,720,245	1.027492	10.215560
TA Asset Allocation - Conservative Initial Class	5,211.912	55,175	58,895	(1)	58,894	35,716	1.433642	1.782238
TA Asset Allocation - Conservative Service Class	4,865,043.051	50,663,407	54,439,832	(2)	54,439,830	33,312,344	1.127291	10.547657
TA Asset Allocation - Growth Initial Class	12,977.906	126,013	146,650	1	146,651	83,520	1.592379	2.080340
TA Asset Allocation - Growth Service Class	543,734.525	4,765,719	6,095,264	8	6,095,272	3,835,267	1.209260	11.603686
TA Asset Allocation - Moderate Initial Class	88,042.865	927,918	1,065,319	2	1,065,321	615,879	1.524587	1.920914
TA Asset Allocation - Moderate Service Class	18,542,847.669	197,422,059	221,957,887	(10)	221,957,877	115,593,525	1.178540	10.752613
TA Asset Allocation - Moderate Growth Initial Class	21,559.359	235,925	275,097	—	275,097	153,714	1.578980	2.019897
TA Asset Allocation - Moderate Growth Service Class	10,187,026.618	103,040,969	128,458,406	(48)	128,458,358	68,282,174	1.228210	11.137655
TA Barrow Hanley Dividend Focused Initial Class	200,051.512	2,718,239	3,838,989	(1)	3,838,988	1,867,664	1.361318	11.711490
TA Barrow Hanley Dividend Focused Service Class	219,252.753	3,427,462	4,214,038	—	4,214,038	2,042,352	1.236726	11.644613
TA BlackRock Global Allocation Service Class	3,737,578.922	49,270,946	55,988,932	(41)	55,988,891	36,030,640	1.177162	10.771429
TA BlackRock Tactical Allocation Service Class	4,189,799.840	61,258,921	66,492,123	45	66,492,168	33,268,265	1.173885	10.637026
TA BNP Paribas Large Cap Growth Initial Class	76,950.516	1,190,207	1,772,940	(1)	1,772,939	340,616	1.434497	12.018651
TA BNP Paribas Large Cap Growth Service Class	331,436.152	5,891,594	7,755,606	10	7,755,616	3,636,014	1.519668	11.956074
TA Clarion Global Real Estate Securities Initial Class	4,500.845	65,046	52,525	(4)	52,521	22,067	1.185520	9.255780
TA Clarion Global Real Estate Securities Service Class	276,593.101	3,280,528	3,363,372	—	3,363,372	1,851,330	1.075615	9.210772
TA Hanlon Income Service Class	260,857.357	2,915,139	2,898,125	—	2,898,125	2,508,360	1.019093	9.953828
TA ING Balanced Allocation Service Class	1,485.411	14,930	15,909	—	15,909	1,498	10.567811	10.628011
TA ING Conservative Allocation Service Class	1,538.263	15,251	15,829	—	15,829	1,552	10.153361	10.211208
TA ING Intermediate Bond Service Class	—	—	—	—	—	—	9.521792	9.576068
TA ING Large Cap Growth Service Class	—	—	—	—	—	—	11.682892	11.749414
TA ING Limited Maturity Bond Service Class	4,670.124	46,522	46,655	—	46,655	4,711	9.857316	9.913487
TA ING Mid Cap Opportunities Service Class	—	—	—	—	—	—	11.663161	11.729559
TA ING Moderate Growth Allocation Service Class	—	—	—	—	—	—	10.972392	11.034895
TA International Moderate Growth Service Class	2,803,188.935	24,942,241	27,779,602	11	27,779,613	21,520,089	1.034225	10.632464
TA Janus Balanced Service Class	1,242,803.227	14,201,571	15,597,180	4	15,597,184	9,040,332	1.122920	11.044553
TA Jennison Growth Initial Class	194,989.449	1,485,969	2,088,337	(3)	2,088,334	1,426,689	1.426703	12.677422
TA Jennison Growth Service Class	886,708.606	7,724,480	9,292,706	(5)	9,292,701	4,408,276	1.578829	12.605740
TA JPMorgan Core Bond Service Class	552,132.468	7,664,302	7,409,618	1	7,409,619	5,404,361	1.004092	9.668537
TA JPMorgan Enhanced Index Initial Class	30,777.797	399,349	541,381	1	541,382	244,348	1.441653	11.846670
TA JPMorgan Enhanced Index Service Class	25,521.515	387,860	448,923	1	448,924	223,242	1.439150	11.788754
TA JPMorgan Mid Cap Value Service Class	502,460.956	8,489,001	10,486,360	(3)	10,486,357	4,415,296	1.481442	11.718636
TA JPMorgan Tactical Allocation Service Class	2,212,283.415	29,623,798	30,794,985	(33)	30,794,952	19,949,918	1.080073	10.155158
TA Legg Mason Dynamic Allocation - Balanced Service Class	2,425,399.298	25,771,903	26,970,440	11	26,970,451	14,019,229	1.079194	10.365462
TA Legg Mason Dynamic Allocation - Growth Service Class	1,715,464.375	18,676,168	20,070,933	(26)	20,070,907	9,288,777	1.135095	10.791730

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Market Participation Strategy Service Class	1,090,918.818	$11,588,508	$12,392,838	$9	$12,392,847	4,873,843	$1.108196	$10.954316
TA MFS International Equity Initial Class	8,287.280	61,045	72,265	(3)	72,262	49,155	1.321979	11.189458
TA MFS International Equity Service Class	279,273.644	2,088,473	2,398,961	(2)	2,398,959	995,804	1.221058	11.141180
TA Morgan Stanley Capital Growth Initial Class	2,721.892	27,472	41,182	(3)	41,179	20,201	1.871059	2.458230
TA Morgan Stanley Capital Growth Service Class	70,191.196	809,165	1,052,868	(3)	1,052,865	500,196	1.629668	13.677613
TA Morgan Stanley Mid-Cap Growth Initial Class	1,447.295	36,533	54,910	(4)	54,906	36,941	1.381811	12.416050
TA Morgan Stanley Mid-Cap Growth Service Class	90,623.158	2,656,221	3,367,557	10	3,367,567	1,427,218	1.673845	12.354643
TA Multi-Managed Balanced Initial Class	3,424.680	41,257	46,473	(8)	46,465	23,192	1.819288	2.083225
TA Multi-Managed Balanced Service Class	500,838.579	6,140,519	6,706,229	(11)	6,706,218	3,663,589	1.258087	10.934214
TA Multi-Manager Alt Strategies Service Class	596.718	5,997	6,116	—	6,116	598	10.213425	10.232568
TA PIMCO Real Return TIPS Service Class	1,481,970.849	16,243,207	14,478,855	14	14,478,869	13,261,771	0.933200	8.954385
TA PIMCO Tactical - Balanced Service Class	1,423,200.731	15,499,193	16,381,040	6	16,381,046	9,401,250	0.994519	10.511256
TA PIMCO Tactical - Conservative Service Class	445,852.290	4,671,567	4,859,790	2	4,859,792	3,388,194	0.940789	10.237854
TA PIMCO Tactical - Growth Service Class	708,416.220	7,424,928	8,054,692	2	8,054,694	5,087,552	0.975275	10.869754
TA PIMCO Total Return Initial Class	36,994.030	428,978	420,252	5	420,257	271,387	1.361729	1.575574
TA PIMCO Total Return Service Class	5,796,810.109	68,551,067	65,445,986	89	65,446,075	45,280,868	1.017698	9.559002
TA ProFunds UltraBear Service Class (OAM)	330,116.891	555,591	425,851	(8)	425,843	3,540,863	0.117844	0.123126
TA Systematic Small/Mid Cap Value Initial Class	152,591.107	2,754,490	3,611,832	(1)	3,611,831	418,523	1.450483	12.251365
TA Systematic Small/Mid Cap Value Service Class	174,033.896	3,244,341	4,056,730	9	4,056,739	2,199,252	1.704341	12.191640
TA T. Rowe Price Small Cap Initial Class	23,309.606	193,856	331,929	(3)	331,926	180,817	1.500965	12.967620
TA T. Rowe Price Small Cap Service Class	1,019,733.479	11,077,812	14,082,519	(6)	14,082,513	4,912,670	2.033145	12.912143
TA TS&W International Equity Initial Class	80,800.948	938,651	1,084,349	7	1,084,356	486,627	1.348795	11.339851
TA TS&W International Equity Service Class	86,318.763	974,879	1,151,492	1	1,151,493	559,458	1.037346	11.279778
TA Vanguard ETF - Aggressive Growth Service Class	1,324,962.037	17,698,648	20,987,399	1	20,987,400	9,004,087	1.367721	11.575248
TA Vanguard ETF - Balanced Service Class	17,888,355.205	194,846,204	209,472,639	153	209,472,792	129,881,636	1.160371	10.551286
TA Vanguard ETF - Conservative Service Class	4,293,103.372	49,842,093	52,461,723	14	52,461,737	35,123,308	1.109932	10.300527
TA Vanguard ETF - Growth Service Class	17,828,269.518	179,076,330	196,467,530	113	196,467,643	122,516,985	1.191467	11.035989
TA WMC Diversified Growth Initial Class	102,930.391	2,549,323	3,277,304	3	3,277,307	2,741,240	1.155555	12.059768
TA WMC Diversified Growth Service Class	59,186.106	1,428,267	1,861,403	9	1,861,412	975,383	1.202780	11.997414
Vanguard® Equity Index	—	—	—	—	—	—	11.763282	11.790798
Vanguard® International	—	—	—	—	—	—	11.642163	11.669397
Vanguard® Mid-Cap Index	—	—	—	—	—	—	11.809810	11.837451
Vanguard® REIT Index	—	—	—	—	—	—	8.885340	8.906170
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	9.952009	9.975317
Vanguard® Total Bond Market Index	—	—	—	—	—	—	9.605786	9.628297
Wanger International	—	—	—	—	—	—	11.035728	11.061553
Wanger USA	—	—	—	—	—	—	12.253903	12.282561

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
AllianceBernstein Balanced Wealth Strategy Class B Shares	$2,349,882	$51,112	$45,104	$6,008	$—	$41,276	$41,276	$234,642	$275,918	$281,926	$282,951	$564,877	$2,914,759
AllianceBernstein Growth and Income Class B Shares	923,992	50,990	39,278	11,712	—	100,061	100,061	181,569	281,630	293,342	3,720,788	4,014,130	4,938,122
AllianceBernstein Large Cap Growth Class B Shares	477,122	147	7,067	(6,920)	—	19,104	19,104	58,508	77,612	70,692	(73,011)	(2,319)	474,803
American Funds - Asset Allocation Class 2 Shares	9,751,221	250,927	206,720	44,207	—	82,899	82,899	1,358,082	1,440,981	1,485,188	2,883,257	4,368,445	14,119,666
American Funds - Bond Class 2 Shares	2,387,530	114,311	74,110	40,201	—	111,960	111,960	7,490	119,450	159,651	1,693,132	1,852,783	4,240,313
American Funds - Growth Class 2 Shares	2,137,991	21,706	49,706	(28,000)	—	119,945	119,945	223,790	343,735	315,735	254,603	570,338	2,708,329
American Funds - Growth-Income Class 2 Shares	646,432	25,036	20,315	4,721	—	26,609	26,609	84,686	111,295	116,016	1,017,509	1,133,525	1,779,957
American Funds - International Class 2 Shares	1,602,932	55,314	52,194	3,120	—	(67,856)	(67,856)	424,711	356,855	359,975	2,029,475	2,389,450	3,992,382
Fidelity® VIP Balanced Service Class 2	8,629,489	156,713	144,350	12,363	466,811	233,285	700,096	424,559	1,124,655	1,137,018	884,922	2,021,940	10,651,429
Fidelity® VIP Contrafund® Service Class 2	4,034,494	71,641	79,747	(8,106)	—	125,585	125,585	515,603	641,188	633,082	1,786,318	2,419,400	6,453,894
Fidelity® VIP Equity-Income Service Class 2	1,060,079	30,218	15,153	15,065	67,716	39,540	107,256	30,418	137,674	152,739	(149,455)	3,284	1,063,363
Fidelity® VIP Growth Service Class 2	769,250	2,419	10,271	(7,852)	—	31,024	31,024	69,863	100,887	93,035	(184,500)	(91,465)	677,785
Fidelity® VIP Growth Opportunities Service Class 2	1,170	2	18	(16)	—	6	6	212	218	202	(39)	163	1,333
Fidelity® VIP Mid Cap Service Class 2	2,437,002	23,161	60,347	(37,186)	481,481	126,888	608,369	(131,680)	476,689	439,503	3,170,323	3,609,826	6,046,828
Fidelity® VIP Value Strategies Service Class 2	1,092,846	6,729	22,307	(15,578)	—	24,107	24,107	292,368	316,475	300,897	519,034	819,931	1,912,777
Franklin Income Securities Class 2 Shares	4,237,498	486,855	116,933	369,922	—	35,441	35,441	386,919	422,360	792,282	5,488,556	6,280,838	10,518,336
Franklin Mutual Shares Securities Class 2 Shares	969,357	15,820	11,832	3,988	—	3,433	3,433	90,261	93,694	97,682	(276,356)	(178,674)	790,683
Franklin Templeton Foreign Securities Class 2 Shares	1,659,813	64,087	34,014	30,073	—	(12,555)	(12,555)	339,265	326,710	356,783	843,238	1,200,021	2,859,834
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	4,188,097	128,076	80,360	47,716	—	91,227	91,227	458,192	549,419	597,135	321,354	918,489	5,106,586
GE Investments Total Return Class 3 Shares	1,046,926	22,326	22,097	229	—	3,862	3,862	128,926	132,788	133,017	503,999	637,016	1,683,942
Invesco V.I. American Franchise Series II Shares(1)	—	—	1,262	(1,262)	—	(111)	(111)	(3,487)	(3,598)	(4,860)	131,350	126,490	126,490

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
Invesco V.I. Value Opportunities Series II Shares	$522,013	$3,708	$5,069	$(1,361)	$—	$7,131	$7,131	$53,600	$60,731	$59,370	$(266,878)	$(207,508)	$314,505
Janus Aspen - Enterprise Service Shares	317,350	—	3,249	(3,249)	—	10,914	10,914	31,732	42,646	39,397	(127,155)	(87,758)	229,592
Janus Aspen - Perkins Mid Cap Value Service Shares	1,723	15	25	(10)	111	(25)	86	79	165	155	(55)	100	1,823
Janus Aspen - Global Research Service Shares	585,812	3,323	6,543	(3,220)	—	(18,369)	(18,369)	105,834	87,465	84,245	(222,358)	(138,113)	447,699
JPMorgan Insurance Trust Core Bond Class 1 Shares	897,272	39,583	12,879	26,704	—	6,870	6,870	(348)	6,522	33,226	(69,139)	(35,913)	861,359
JPMorgan Insurance Trust International Equity Class 1 Shares	513,063	10,438	6,878	3,560	—	(18,738)	(18,738)	99,474	80,736	84,296	(66,682)	17,614	530,677
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	84,276	975	1,206	(231)	—	532	532	15,575	16,107	15,876	(7)	15,869	100,145
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	11,112	25	170	(145)	—	102	102	2,048	2,150	2,005	(101)	1,904	13,016
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	39,817	647	575	72	—	205	205	6,118	6,323	6,395	(497)	5,898	45,715
MFS® New Discovery Service Class	2,093,106	—	65,107	(65,107)	514,929	(106,189)	408,740	275,741	684,481	619,374	3,347,887	3,967,261	6,060,367
MFS® Total Return Service Class	2,082,849	45,250	25,463	19,787	—	33,753	33,753	114,863	148,616	168,403	(462,990)	(294,587)	1,788,262
TA AEGON High Yield Bond Initial Class	139,287	9,242	2,142	7,100	—	(618)	(618)	15,711	15,093	22,193	2,607	24,800	164,087
TA AEGON High Yield Bond Service Class	2,147,896	164,479	42,753	121,726	—	61,358	61,358	228,240	289,598	411,324	751,868	1,163,192	3,311,088
TA AEGON Money Market Initial Class	253,669	21	5,927	(5,906)	—	—	—	—	—	(5,906)	206,974	201,068	454,737
TA AEGON Money Market Service Class	14,467,349	667	192,510	(191,843)	—	—	—	—	—	(191,843)	(471,606)	(663,449)	13,803,900
TA AEGON Tactical Vanguard ETF - Balanced Service Class	616,270	9,379	75,469	(66,090)	7,073	7,579	14,652	402,933	417,585	351,495	12,166,227	12,517,722	13,133,992
TA AEGON Tactical Vanguard ETF - Conservative Service Class	4,424,846	30,676	102,706	(72,030)	41,835	40,350	82,185	349,852	432,037	360,007	5,533,203	5,893,210	10,318,056
TA AEGON Tactical Vanguard ETF - Growth Service Class	2,402,550	43,208	81,711	(38,503)	—	63,343	63,343	455,904	519,247	480,744	6,425,773	6,906,517	9,309,067
TA AEGON U.S. Government Securities Initial Class	646,341	8,823	7,592	1,231	12,833	20,288	33,121	(15,273)	17,848	19,079	(220,870)	(201,791)	444,550
TA AEGON U.S. Government Securities Service Class	27,198,337	480,366	388,604	91,762	781,062	260,520	1,041,582	(260,669)	780,913	872,675	764,983	1,637,658	28,835,995
TA AllianceBernstein Dynamic Allocation Initial Class	54,251	493	813	(320)	—	(577)	(577)	3,462	2,885	2,565	3,201	5,766	60,017

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA AllianceBernstein Dynamic Allocation Service Class	$9,065,437	$80,028	$162,100	$(82,072)	$—	$53,380	$53,380	$459,908	$513,288	$431,216	$2,712,408	$3,143,624	$12,209,061
TA Asset Allocation - Conservative Initial Class	153,293	5,010	2,109	2,901	—	18,328	18,328	(12,688)	5,640	8,541	(58,922)	(50,381)	102,912
TA Asset Allocation - Conservative Service Class	31,687,943	1,180,333	555,168	625,165	—	655,649	655,649	699,168	1,354,817	1,979,982	9,902,909	11,882,891	43,570,834
TA Asset Allocation - Growth Initial Class	63,133	844	916	(72)	—	(3,833)	(3,833)	10,592	6,759	6,687	(5,965)	722	63,855
TA Asset Allocation - Growth Service Class	3,059,442	38,301	52,058	(13,757)	—	85,702	85,702	256,968	342,670	328,913	539,479	868,392	3,927,834
TA Asset Allocation - Moderate Initial Class	957,577	26,313	13,806	12,507	—	(9,276)	(9,276)	71,784	62,508	75,015	(65,580)	9,435	967,012
TA Asset Allocation - Moderate Service Class	86,581,469	3,040,900	1,616,675	1,424,225	—	(276,079)	(276,079)	6,642,023	6,365,944	7,790,169	47,297,528	55,087,697	141,669,166
TA Asset Allocation - Moderate Growth Initial Class	343,791	8,168	4,375	3,793	—	(8,966)	(8,966)	35,292	26,326	30,119	(49,673)	(19,554)	324,237
TA Asset Allocation - Moderate Growth Service Class	76,522,250	1,960,298	1,282,118	678,180	—	(1,637,310)	(1,637,310)	7,901,397	6,264,087	6,942,267	10,166,567	17,108,834	93,631,084
TA Barrow Hanley Dividend Focused Service Class	3,187,834	104,706	89,659	15,047	—	246,718	246,718	181,985	428,703	443,750	4,240,279	4,684,029	7,871,863
TA BlackRock Global Allocation Service Class	37,446,891	999,264	644,529	354,735	751,138	298,176	1,049,314	1,828,139	2,877,453	3,232,188	5,194,877	8,427,065	45,873,956
TA Barrow Hanley Dividend Focused Initial Class	3,501,409	65,311	49,920	15,391	—	73,790	73,790	256,952	330,742	346,133	(341,022)	5,111	3,506,520
TA BlackRock Tactical Allocation Service Class	13,601,215	346,358	339,063	7,295	570,373	168,944	739,317	827,839	1,567,156	1,574,451	20,695,824	22,270,275	35,871,490
TA BNP Paribas Large Cap Growth Initial Class	1,995,362	16,611	27,656	(11,045)	—	73,324	73,324	229,627	302,951	291,906	(567,905)	(275,999)	1,719,363
TA BNP Paribas Large Cap Growth Service Class	571,323	22,494	32,517	(10,023)	—	40,249	40,249	226,676	266,925	256,902	3,867,900	4,124,802	4,696,125
TA Clarion Global Real Estate Securities Initial Class	42,064	1,691	635	1,056	—	(693)	(693)	9,554	8,861	9,917	(35)	9,882	51,946
TA Clarion Global Real Estate Securities Service Class	1,134,570	63,820	26,520	37,300	—	5,567	5,567	297,968	303,535	340,835	794,038	1,134,873	2,269,443
TA Hanlon Income Service Class	3,334,762	75,727	49,663	26,064	—	150	150	40,347	40,497	66,561	(23,901)	42,660	3,377,422
TA International Moderate Growth Service Class	12,042,962	419,716	225,879	193,837	—	189,618	189,618	1,072,985	1,262,603	1,456,440	4,064,224	5,520,664	17,563,626
TA Janus Balanced Service Class	1,214,507	—	32,318	(32,318)	—	(18,449)	(18,449)	229,535	211,086	178,768	2,068,786	2,247,554	3,462,061
TA Jennison Growth Initial Class	1,985,265	1,411	28,872	(27,461)	143,900	65,677	209,577	88,490	298,067	270,606	(415,795)	(145,189)	1,840,076

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA Jennison Growth Service Class	$2,358,279	$—	$67,672	$(67,672)	$338,723	$262,004	$600,727	$(212,315)	$388,412	$320,740	$3,298,840	$3,619,580	$5,977,859
TA JPMorgan Core Bond Service Class	1,436,021	89,407	47,619	41,788	1,416	8,600	10,016	32,708	42,724	84,512	3,020,831	3,105,343	4,541,364
TA JPMorgan Enhanced Index Initial Class	575,064	6,650	7,723	(1,073)	—	(13,083)	(13,083)	98,130	85,047	83,974	(217,030)	(133,056)	442,008
TA JPMorgan Enhanced Index Service Class	121,663	1,706	3,002	(1,296)	—	15,708	15,708	5,601	21,309	20,013	50,778	70,791	192,454
TA JPMorgan Mid Cap Value Service Class	1,238,348	27,643	55,756	(28,113)	—	95,200	95,200	453,809	549,009	520,896	3,945,482	4,466,378	5,704,726
TA JPMorgan Tactical Allocation Service Class	2,823,875	53,513	122,831	(69,318)	—	24,916	24,916	437,563	462,479	393,161	11,856,018	12,249,179	15,073,054
TA Legg Mason Dynamic Allocation - Balanced Service Class(1)	—	—	15,142	(15,142)	—	606	606	25,235	25,841	10,699	4,642,601	4,653,300	4,653,300
TA Legg Mason Dynamic Allocation - Growth Service Class(1)	—	—	7,956	(7,956)	—	373	373	24,178	24,551	16,595	2,785,121	2,801,716	2,801,716
TA Market Participation Strategy Service Class(1)	—	—	841	(841)	—	(1)	(1)	6,543	6,542	5,701	715,253	720,954	720,954
TA MFS International Equity Initial Class	52,546	952	809	143	—	(986)	(986)	11,335	10,349	10,492	(976)	9,516	62,062
TA MFS International Equity Service Class	578,305	12,322	12,262	60	—	(27,112)	(27,112)	162,619	135,507	135,567	405,219	540,786	1,119,091
TA TS&W International Equity Initial Class	1,073,083	23,874	14,908	8,966	—	50,156	50,156	89,911	140,067	149,033	(167,844)	(18,811)	1,054,272
TA TS&W International Equity Service Class	424,142	9,024	6,639	2,385	—	(36,851)	(36,851)	92,544	55,693	58,078	38,539	96,617	520,759
TA Morgan Stanley Capital Growth Initial Class	24,817	—	386	(386)	5,141	46	5,187	(1,339)	3,848	3,462	(60)	3,402	28,219
TA Morgan Stanley Capital Growth Service Class	579,273	—	10,583	(10,583)	111,536	(29,269)	82,267	(7,967)	74,300	63,717	(12,564)	51,153	630,426
TA Morgan Stanley Mid-Cap Growth Initial Class	83,380	—	1,056	(1,056)	4,449	5,782	10,231	(2,600)	7,631	6,575	(48,127)	(41,552)	41,828
TA Morgan Stanley Mid-Cap Growth Service Class	2,750,031	—	45,991	(45,991)	149,101	(49,543)	99,558	118,256	217,814	171,823	14,266	186,089	2,936,120
TA Multi-Managed Balanced Initial Class	—	—	27	(27)	1	1	2	197	199	172	39,725	39,897	39,897
TA Multi-Managed Balanced Service Class	3,671,757	60,477	60,313	164	638,411	141,089	779,500	(365,328)	414,172	414,336	395,087	809,423	4,481,180
TA PIMCO Real Return TIPS Service Class	4,386,948	25,655	144,757	(119,102)	151,035	90,930	241,965	234,346	476,311	357,209	10,626,132	10,983,341	15,370,289
TA PIMCO Tactical - Balanced Service Class	1,443,848	25,402	24,164	1,238	—	(6,762)	(6,762)	8,535	1,773	3,011	1,911,759	1,914,770	3,358,618

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA PIMCO Tactical - Conservative Service Class	$824,736	$14,769	$18,013	$(3,244)	$—	$(14,601)	$(14,601)	$11,111	$(3,490)	$(6,734)	$795,210	$788,476	$1,613,212
TA PIMCO Tactical - Growth Service Class	550,036	2,827	9,059	(6,232)	—	(13,552)	(13,552)	22,826	9,274	3,042	959,775	962,817	1,512,853
TA PIMCO Total Return Initial Class	787,899	28,953	10,384	18,569	—	25,207	25,207	1,239	26,446	45,015	(277,429)	(232,414)	555,485
TA PIMCO Total Return Service Class	29,757,483	1,828,160	594,196	1,233,964	—	85,939	85,939	882,744	968,683	2,202,647	27,163,832	29,366,479	59,123,962
TA ProFunds UltraBear Service Class (OAM)	5,840,353	—	64,659	(64,659)	—	(3,082,873)	(3,082,873)	824,750	(2,258,123)	(2,322,782)	435,870	(1,886,912)	3,953,441
TA Systematic Small/Mid Cap Value Initial Class	3,551,915	18,706	48,595	(29,889)	905,467	600,050	1,505,517	(982,964)	522,553	492,664	(902,188)	(409,524)	3,142,391
TA Systematic Small/Mid Cap Value Service Class	1,445,404	4,942	26,816	(21,874)	441,156	5,417	446,573	(193,326)	253,247	231,373	856,776	1,088,149	2,533,553
TA T. Rowe Price Small Cap Initial Class	228,149	—	3,476	(3,476)	18,152	337	18,489	17,022	35,511	32,035	(2,606)	29,429	257,578
TA T. Rowe Price Small Cap Service Class	2,411,201	—	73,001	(73,001)	457,558	63,290	520,848	56,343	577,191	504,190	4,776,704	5,280,894	7,692,095
TA Vanguard ETF - Aggressive Growth Service Class	3,822,635	64,863	76,737	(11,874)	94,633	64,175	158,808	585,373	744,181	732,307	2,685,009	3,417,316	7,239,951
TA Vanguard ETF - Balanced Service Class	57,381,801	1,010,787	1,043,433	(32,646)	2,058,626	450,284	2,508,910	2,703,244	5,212,154	5,179,508	40,695,639	45,875,147	103,256,948
TA Vanguard ETF - Conservative Service Class	22,551,897	304,379	373,076	(68,697)	272,340	319,261	591,601	854,056	1,445,657	1,376,960	13,155,390	14,532,350	37,084,247
TA Vanguard ETF - Growth Service Class	55,427,571	1,127,875	942,603	185,272	5,753,113	486,426	6,239,539	(104,331)	6,135,208	6,320,480	22,706,337	29,026,817	84,454,388
TA WMC Diversified Growth Initial Class	3,055,376	9,781	43,633	(33,852)	—	(33,505)	(33,505)	419,293	385,788	351,936	(520,500)	(168,564)	2,886,812
TA WMC Diversified Growth Service Class	849,840	1,276	15,160	(13,884)	—	23,106	23,106	82,693	105,799	91,915	155,889	247,804	1,097,644

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
AllianceBernstein Balanced Wealth Strategy Class B Shares	$2,914,759	$76,513	$55,515	$20,998	$—	$62,087	$62,087	$354,662	$416,749	$437,747	$373,970	$811,717	$3,726,476
AllianceBernstein Growth and Income Class B Shares	4,938,122	73,349	101,931	(28,582)	—	147,854	147,854	1,775,429	1,923,283	1,894,701	1,844,834	3,739,535	8,677,657
AllianceBernstein Large Cap Growth Class B Shares	474,803	—	7,304	(7,304)	—	34,460	34,460	126,673	161,133	153,829	(101,034)	52,795	527,598
American Funds - Asset Allocation Class 2 Shares	14,119,666	297,392	321,414	(24,022)	—	390,020	390,020	3,180,013	3,570,033	3,546,011	5,449,985	8,995,996	23,115,662
American Funds - Bond Class 2 Shares	4,240,313	110,565	90,853	19,712	56,864	(8,144)	48,720	(269,645)	(220,925)	(201,213)	2,369,663	2,168,450	6,408,763
American Funds - Growth Class 2 Shares	2,708,329	57,729	96,479	(38,750)	—	132,952	132,952	1,218,114	1,351,066	1,312,316	3,944,450	5,256,766	7,965,095
American Funds - Growth-Income Class 2 Shares	1,779,957	85,360	81,371	3,989	—	69,894	69,894	1,117,460	1,187,354	1,191,343	5,545,632	6,736,975	8,516,932
American Funds - International Class 2 Shares	3,992,382	130,808	143,245	(12,437)	—	125,818	125,818	1,421,169	1,546,987	1,534,550	5,493,542	7,028,092	11,020,474
Fidelity® VIP Balanced Service Class 2	10,651,429	170,089	182,725	(12,636)	545,398	165,908	711,306	1,281,457	1,992,763	1,980,127	868,202	2,848,329	13,499,758
Fidelity® VIP Contrafund® Initial Class(1)	—	—	—	—	—	2	2	—	2	2	(2)	—	—
Fidelity® VIP Contrafund® Service Class 2	6,453,894	142,143	215,621	(73,478)	4,977	485,744	490,721	3,242,361	3,733,082	3,659,604	8,973,535	12,633,139	19,087,033
Fidelity® VIP Equity-Income Service Class 2	1,063,363	23,487	15,252	8,235	69,317	44,417	113,734	125,411	239,145	247,380	(214,366)	33,014	1,096,377
Fidelity® VIP Growth Service Class 2	677,785	330	10,727	(10,397)	502	26,213	26,715	201,479	228,194	217,797	(85,155)	132,642	810,427
Fidelity® VIP Growth Opportunities Service Class 2	1,333	1	21	(20)	1	15	16	466	482	462	(42)	420	1,753
Fidelity® VIP Mid Cap Initial Class(1)	—	—	—	—	—	2	2	—	2	2	(2)	—	—
Fidelity® VIP Mid Cap Service Class 2	6,046,828	16,589	75,093	(58,504)	777,832	65,525	843,357	779,164	1,622,521	1,564,017	(789,663)	774,354	6,821,182
Fidelity® VIP Value Strategies Initial Class(1)	—	174	25	149	—	2	2	911	913	1,062	19,412	20,474	20,474
Fidelity® VIP Value Strategies Service Class 2	1,912,777	42,306	83,862	(41,556)	—	203,471	203,471	1,168,040	1,371,511	1,329,955	3,648,835	4,978,790	6,891,567
Franklin Income Securities Class 2 Shares	10,518,336	668,226	155,876	512,350	—	91,693	91,693	598,017	689,710	1,202,060	(1,489,374)	(287,314)	10,231,022
Franklin Mutual Shares Securities Class 2 Shares	790,683	17,696	12,789	4,907	—	19,810	19,810	174,438	194,248	199,155	(71,546)	127,609	918,292
Franklin Templeton Foreign Securities Class 2 Shares	2,859,834	71,498	42,054	29,444	—	53,227	53,227	467,287	520,514	549,958	(455,332)	94,626	2,954,460
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	5,106,586	559,086	86,389	472,697	925,816	96,785	1,022,601	(456,593)	566,008	1,038,705	(603,040)	435,665	5,542,251

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
GE Investments Total Return Class 3 Shares	$1,683,942	$23,804	$29,457	$(5,653)	$91,343	$32,702	$124,045	$103,999	$228,044	$222,391	$34,564	$256,955	$1,940,897
Invesco V.I. American Franchise Series II Shares	126,490	364	2,163	(1,799)	—	392	392	48,888	49,280	47,481	(1,242)	46,239	172,729
Invesco V.I. Value Opportunities Series II Shares	314,505	4,447	5,481	(1,034)	—	2,810	2,810	95,956	98,766	97,732	(5,476)	92,256	406,761
Janus Aspen - Enterprise Service Shares	229,592	955	3,600	(2,645)	—	3,605	3,605	67,275	70,880	68,235	(9,750)	58,485	288,077
Janus Aspen - Global Research Service Shares	447,699	4,893	6,883	(1,990)	—	6,930	6,930	104,160	111,090	109,100	(57,378)	51,722	499,421
Janus Aspen - Perkins Mid Cap Value Service Shares	1,823	23	28	(5)	39	(8)	31	403	434	429	(59)	370	2,193
JPMorgan Insurance Trust Core Bond Class 1 Shares	861,359	37,042	11,330	25,712	—	(1,418)	(1,418)	(47,142)	(48,560)	(22,848)	(116,790)	(139,638)	721,721
JPMorgan Insurance Trust International Equity Class 1 Shares	530,677	12,469	8,982	3,487	—	17,061	17,061	66,709	83,770	87,257	162,831	250,088	780,765
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	100,145	1,190	1,496	(306)	1,279	819	2,098	28,872	30,970	30,664	(8)	30,656	130,801
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	13,016	86	161	(75)	—	5,480	5,480	(1,267)	4,213	4,138	(10,084)	(5,946)	7,070
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	45,715	665	693	(28)	—	417	417	15,282	15,699	15,671	(580)	15,091	60,806
MFS® New Discovery Service Class	6,060,367	—	101,096	(101,096)	57,042	89,521	146,563	2,147,540	2,294,103	2,193,007	(1,010,049)	1,182,958	7,243,325
MFS® Total Return Service Class	1,788,262	30,760	26,059	4,701	—	45,624	45,624	245,136	290,760	295,461	(179,768)	115,693	1,903,955
TA Aegon High Yield Bond Initial Class	164,087	7,858	2,002	5,856	—	9,587	9,587	(7,674)	1,913	7,769	(31,559)	(23,790)	140,297
TA Aegon High Yield Bond Service Class	3,311,088	256,480	62,636	193,844	—	48,238	48,238	(48,252)	(14)	193,830	1,303,695	1,497,525	4,808,613
TA Aegon Money Market Initial Class	454,737	20	5,526	(5,506)	—	—	—	—	—	(5,506)	(77,804)	(83,310)	371,427
TA Aegon Money Market Service Class	13,803,900	1,176	335,410	(334,234)	—	—	—	—	—	(334,234)	27,533,388	27,199,154	41,003,054
TA Aegon Tactical Vanguard ETF - Balanced Service Class	13,133,992	190,246	423,393	(233,147)	199,646	160,443	360,089	2,636,436	2,996,525	2,763,378	40,329,872	43,093,250	56,227,242
TA Aegon Tactical Vanguard ETF - Conservative Service Class	10,318,056	166,217	191,449	(25,232)	187,787	215,800	403,587	403,695	807,282	782,050	6,895,059	7,677,109	17,995,165
TA Aegon Tactical Vanguard ETF - Growth Service Class	9,309,067	165,327	250,302	(84,975)	—	276,121	276,121	2,146,314	2,422,435	2,337,460	19,056,729	21,394,189	30,703,256
TA Aegon U.S. Government Securities Initial Class	444,550	9,526	5,653	3,873	8,914	4,129	13,043	(31,812)	(18,769)	(14,896)	(36,776)	(51,672)	392,878
TA Aegon U.S. Government Securities Service Class	28,835,995	723,799	456,846	266,953	802,252	(1,529,760)	(727,508)	(863,866)	(1,591,374)	(1,324,421)	(747,349)	(2,071,770)	26,764,225

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA AllianceBernstein Dynamic Allocation Initial Class	$60,017	$733	$868	$(135)	$—	$(221)	$(221)	$3,820	$3,599	$3,464	$1,810	$5,274	$65,291
TA AllianceBernstein Dynamic Allocation Service Class	12,209,061	138,759	206,563	(67,804)	—	158,652	158,652	636,788	795,440	727,636	2,927,435	3,655,071	15,864,132
TA Asset Allocation - Conservative Initial Class	102,912	3,232	1,239	1,993	159	7,103	7,262	(3,046)	4,216	6,209	(50,227)	(44,018)	58,894
TA Asset Allocation - Conservative Service Class	43,570,834	1,466,942	681,174	785,768	78,312	650,661	728,973	2,050,690	2,779,663	3,565,431	7,303,565	10,868,996	54,439,830
TA Asset Allocation - Growth Initial Class	63,855	741	1,176	(435)	—	(4,612)	(4,612)	24,808	20,196	19,761	63,035	82,796	146,651
TA Asset Allocation - Growth Service Class	3,927,834	52,542	73,362	(20,820)	—	131,758	131,758	979,185	1,110,943	1,090,123	1,077,315	2,167,438	6,095,272
TA Asset Allocation - Moderate Initial Class	967,012	24,955	14,095	10,860	—	(2,916)	(2,916)	106,701	103,785	114,645	(16,336)	98,309	1,065,321
TA Asset Allocation - Moderate Service Class	141,669,166	4,239,469	2,522,341	1,717,128	—	1,274,386	1,274,386	16,951,756	18,226,142	19,943,270	60,345,441	80,288,711	221,957,877
TA Asset Allocation - Moderate Growth Initial Class	324,237	7,471	4,109	3,362	—	(10,171)	(10,171)	59,213	49,042	52,404	(101,544)	(49,140)	275,097
TA Asset Allocation - Moderate Growth Service Class	93,631,084	2,381,885	1,627,673	754,212	—	128,944	128,944	16,817,620	16,946,564	17,700,776	17,126,498	34,827,274	128,458,358
TA Barrow Hanley Dividend Focused Initial Class	3,506,520	85,025	50,879	34,146	—	161,719	161,719	719,084	880,803	914,949	(582,481)	332,468	3,838,988
TA Barrow Hanley Dividend Focused Service Class	7,871,863	86,258	56,142	30,116	—	490,561	490,561	470,439	961,000	991,116	(4,648,941)	(3,657,825)	4,214,038
TA BlackRock Global Allocation Service Class	45,873,956	577,040	752,118	(175,078)	424,029	455,167	879,196	5,356,181	6,235,377	6,060,299	4,054,636	10,114,935	55,988,891
TA BlackRock Tactical Allocation Service Class	35,871,490	713,101	735,536	(22,435)	834,015	562,629	1,396,644	3,895,692	5,292,336	5,269,901	25,350,777	30,620,678	66,492,168
TA BNP Paribas Large Cap Growth Initial Class	1,719,363	16,935	23,889	(6,954)	—	143,502	143,502	334,277	477,779	470,825	(417,249)	53,576	1,772,939
TA BNP Paribas Large Cap Growth Service Class	4,696,125	49,467	92,866	(43,399)	—	81,123	81,123	1,636,683	1,717,806	1,674,407	1,385,084	3,059,491	7,755,616
TA Clarion Global Real Estate Securities Initial Class	51,946	2,900	708	2,192	—	(1,106)	(1,106)	277	(829)	1,363	(788)	575	52,521
TA Clarion Global Real Estate Securities Service Class	2,269,443	163,908	43,941	119,967	—	18,647	18,647	(87,888)	(69,241)	50,726	1,043,203	1,093,929	3,363,372
TA Hanlon Income Service Class	3,377,422	119,249	43,508	75,741	—	17,301	17,301	(56,842)	(39,541)	36,200	(515,497)	(479,297)	2,898,125
TA ING Balanced Allocation Service Class(1)	—	—	107	(107)	—	4	4	978	982	875	15,034	15,909	15,909
TA ING Conservative Allocation Service Class(1)	—	—	105	(105)	—	—	—	578	578	473	15,356	15,829	15,829
TA ING Intermediate Bond Service Class(1)	—	—	—	—	—	(3)	(3)	—	(3)	(3)	3	—	—

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA ING Large Cap Growth Service Class(1)	$—	$—	$—	$—	$—	$5	$5	$—	$5	$5	$(5)	$—	$—
TA ING Limited Maturity Bond Service Class(1)	—	—	316	(316)	—	—	—	132	132	(184)	46,839	46,655	46,655
TA ING Mid Cap Opportunities Service Class(1)	—	—	—	—	—	5	5	—	5	5	(5)	—	—
TA ING Moderate Growth Allocation Service Class(1)	—	—	—	—	—	5	5	—	5	5	(5)	—	—
TA International Moderate Growth Service Class	17,563,626	425,752	335,276	90,476	—	534,246	534,246	1,748,027	2,282,273	2,372,749	7,843,238	10,215,987	27,779,613
TA Janus Balanced Service Class	3,462,061	64,920	120,659	(55,739)	—	111,871	111,871	1,286,893	1,398,764	1,343,025	10,792,098	12,135,123	15,597,184
TA Jennison Growth Initial Class	1,840,076	5,017	26,260	(21,243)	144,820	86,102	230,922	378,476	609,398	588,155	(339,897)	248,258	2,088,334
TA Jennison Growth Service Class	5,977,859	5,054	110,679	(105,625)	595,769	46,897	642,666	1,746,475	2,389,141	2,283,516	1,031,326	3,314,842	9,292,701
TA JPMorgan Core Bond Service Class	4,541,364	174,008	87,227	86,781	—	408	408	(294,370)	(293,962)	(207,181)	3,075,436	2,868,255	7,409,619
TA JPMorgan Enhanced Index Initial Class	442,008	3,135	6,609	(3,474)	3,263	11,910	15,173	116,282	131,455	127,981	(28,607)	99,374	541,382
TA JPMorgan Enhanced Index Service Class	192,454	1,629	4,690	(3,061)	2,170	20,848	23,018	53,745	76,763	73,702	182,768	256,470	448,924
TA JPMorgan Mid Cap Value Service Class	5,704,726	30,338	115,575	(85,237)	95,837	344,067	439,904	1,514,614	1,954,518	1,869,281	2,912,350	4,781,631	10,486,357
TA JPMorgan Tactical Allocation Service Class	15,073,054	239,660	320,592	(80,932)	—	216,186	216,186	707,281	923,467	842,535	14,879,363	15,721,898	30,794,952
TA Legg Mason Dynamic Allocation - Balanced Service Class	4,653,300	34,428	197,920	(163,492)	6,235	62,178	68,413	1,173,304	1,241,717	1,078,225	21,238,926	22,317,151	26,970,451
TA Legg Mason Dynamic Allocation - Growth Service Class	2,801,716	21,640	139,000	(117,360)	2,198	44,121	46,319	1,370,590	1,416,909	1,299,549	15,969,642	17,269,191	20,070,907
TA Market Participation Strategy Service Class	720,954	—	72,098	(72,098)	507	31,824	32,331	797,789	830,120	758,022	10,913,871	11,671,893	12,392,847
TA MFS International Equity Initial Class	62,062	771	920	(149)	—	157	157	10,209	10,366	10,217	(17)	10,200	72,262
TA MFS International Equity Service Class	1,119,091	20,377	25,597	(5,220)	—	63,416	63,416	219,257	282,673	277,453	1,002,415	1,279,868	2,398,959
TA Morgan Stanley Capital Growth Initial Class	28,219	229	462	(233)	150	74	224	13,027	13,251	13,018	(58)	12,960	41,179
TA Morgan Stanley Capital Growth Service Class	630,426	3,919	11,561	(7,642)	3,431	515	3,946	308,528	312,474	304,832	117,607	422,439	1,052,865
TA Morgan Stanley Mid-Cap Growth Initial Class	41,828	394	664	(270)	986	1,092	2,078	13,408	15,486	15,216	(2,138)	13,078	54,906
TA Morgan Stanley Mid-Cap Growth Service Class	2,936,120	20,823	53,137	(32,314)	71,658	313,859	385,517	731,060	1,116,577	1,084,263	(652,816)	431,447	3,367,567

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
TA Multi-Managed Balanced Initial Class	$39,897	$691	$602	$89	$1,418	$44	$1,462	$5,017	$6,479	$6,568	$—	$6,568	$46,465
TA Multi-Managed Balanced Service Class	4,481,180	86,886	81,538	5,348	200,453	33,082	233,535	583,968	817,503	822,851	1,402,187	2,225,038	6,706,218
TA Multi-Manager Alt Strategies Service Class(1)	—	—	3	(3)	—	—	—	119	119	116	6,000	6,116	6,116
TA PIMCO Real Return TIPS Service Class	15,370,289	54,131	234,560	(180,429)	585,289	(279,638)	305,651	(2,063,940)	(1,758,289)	(1,938,718)	1,047,298	(891,420)	14,478,869
TA PIMCO Tactical - Balanced Service Class	3,358,618	57,802	125,142	(67,340)	—	13,620	13,620	921,589	935,209	867,869	12,154,559	13,022,428	16,381,046
TA PIMCO Tactical - Conservative Service Class	1,613,212	23,243	45,028	(21,785)	—	(28,265)	(28,265)	246,102	217,837	196,052	3,050,528	3,246,580	4,859,792
TA PIMCO Tactical - Growth Service Class	1,512,853	36,190	63,235	(27,045)	—	(11,855)	(11,855)	666,793	654,938	627,893	5,913,948	6,541,841	8,054,694
TA PIMCO Total Return Initial Class	555,485	9,390	6,834	2,556	5,337	9,020	14,357	(38,005)	(23,648)	(21,092)	(114,136)	(135,228)	420,257
TA PIMCO Total Return Service Class	59,123,962	1,369,623	962,294	407,329	857,153	(263,240)	593,913	(3,795,266)	(3,201,353)	(2,794,024)	9,116,137	6,322,113	65,446,075
TA ProFunds UltraBear Service Class (OAM)	3,953,441	—	15,674	(15,674)	—	(1,282,698)	(1,282,698)	398,138	(884,560)	(900,234)	(2,627,364)	(3,527,598)	425,843
TA Systematic Small/Mid Cap Value Initial Class	3,142,391	14,135	46,531	(32,396)	6,798	142,239	149,037	881,065	1,030,102	997,706	(528,266)	469,440	3,611,831
TA Systematic Small/Mid Cap Value Service Class	2,533,553	9,500	44,637	(35,137)	6,501	(123,183)	(116,682)	1,054,072	937,390	902,253	620,933	1,523,186	4,056,739
TA T. Rowe Price Small Cap Initial Class	257,578	206	4,053	(3,847)	11,933	5,080	17,013	88,673	105,686	101,839	(27,491)	74,348	331,926
TA T. Rowe Price Small Cap Service Class	7,692,095	—	153,192	(153,192)	457,749	285,770	743,519	2,916,822	3,660,341	3,507,149	2,883,269	6,390,418	14,082,513
TA TS&W International Equity Initial Class	1,054,272	24,084	14,585	9,499	—	72,817	72,817	132,782	205,599	215,098	(185,014)	30,084	1,084,356
TA TS&W International Equity Service Class	520,759	18,600	12,136	6,464	—	20,235	20,235	137,789	158,024	164,488	466,246	630,734	1,151,493
TA Vanguard ETF - Aggressive Growth Service Class	7,239,951	178,320	202,270	(23,950)	127,195	178,230	305,425	2,850,920	3,156,345	3,132,395	10,615,054	13,747,449	20,987,400
TA Vanguard ETF - Balanced Service Class	103,256,948	1,721,029	1,995,484	(274,455)	2,132,595	1,474,956	3,607,551	11,032,594	14,640,145	14,365,690	91,850,154	106,215,844	209,472,792
TA Vanguard ETF - Conservative Service Class	37,084,247	625,785	610,343	15,442	704,535	719,812	1,424,347	1,194,945	2,619,292	2,634,734	12,742,756	15,377,490	52,461,737
TA Vanguard ETF - Growth Service Class	84,454,388	1,799,694	1,891,649	(91,955)	2,906,667	1,448,991	4,355,658	16,567,921	20,923,579	20,831,624	91,181,631	112,013,255	196,467,643
TA WMC Diversified Growth Initial Class	2,886,812	31,878	42,349	(10,471)	—	41,949	41,949	789,789	831,738	821,267	(430,772)	390,495	3,277,307
TA WMC Diversified Growth Service Class	1,097,644	12,666	21,620	(8,954)	—	61,466	61,466	350,681	412,147	403,193	360,575	763,768	1,861,412

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
Vanguard® Equity Index (1)	$—	$—	$—	$—	$—	$1	$1	$—	$1	$1	$(1)	$—	$—
Vanguard® International (1)	—	—	—	—	—	1	1	—	1	1	(1)	—	—
Vanguard® Mid-Cap Index (1)	—	—	—	—	—	1	1	—	1	1	(1)	—	—
Vanguard® REIT Index (1)	—	—	—	—	—	(1)	(1)	—	(1)	(1)	1	—	—
Vanguard® Short-Term Investment Grade (1)	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard® Total Bond Market Index (1)	—	—	—	—	—	(1)	(1)	—	(1)	(1)	1	—	—
Wanger International (1)	—	—	—	—	—	—	—	—	—	—	—	—	—
Wanger USA (1)	—	—	—	—	—	2	2	—	2	2	(2)	—	—

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Effective May 1, 2013, TFLIC consolidated the Separate Account with Separate Account VA N, Separate Account VA HNY, Separate Account VA WNY, and Separate Account VA YNY of TFLIC (collectively, the Merged Separate Accounts), with the Separate Account being the surviving separate account. This results in the financial statements of the Merged Separate Accounts being combined with the financial statements of the Separate Account with all periods presented reflecting the consolidation transaction. In effect, the consolidation resulted in the transfer of the subaccounts of the Merged Separate Accounts into the Separate Account.

In the prior year, both Service Class and Initial Class were presented together within one subaccount. For the current year presentation, Service Class and Initial Class shares have been restated and now are reflected separately.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Portfolio Class B Shares
AllianceBernstein Growth and Income Class B Shares	AllianceBernstein Growth and Income Portfolio Class B Shares
AllianceBernstein Large Cap Growth Class B Shares	AllianceBernstein Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Class 2 Shares	Franklin Income Securities Fund Class 2 Shares
Franklin Mutual Shares Securities Class 2 Shares	Franklin Mutual Shares Securities Fund Class 2 Shares
Franklin Templeton Foreign Securities Class 2 Shares	Franklin Templeton Foreign Securities Fund Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	Franklin Templeton VIP Founding Funds Allocation Fund Class 4 Shares
GE Investments Funds, Inc.	GE Investments Funds, Inc.
GE Investments Total Return Class 3 Shares	GE Investments Total Return Fund Class 3 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust International Equity Class 1 Shares	JPMorgan Insurance Trust International Equity Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Service Class
MFS® Total Return Service Class	MFS® Total Return Service Class
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Money Market Initial Class	Transamerica Aegon Money Market VP Initial Class
TA Aegon Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon Tactical Vanguard ETF - Balanced Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP Service Class
TA Aegon Tactical Vanguard ETF - Conservative Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP Service Class
TA Aegon Tactical Vanguard ETF - Growth Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA AllianceBernstein Dynamic Allocation Initial Class	Transamerica AllianceBernstein Dynamic Allocation VP Initial Class
TA AllianceBernstein Dynamic Allocation Service Class	Transamerica AllianceBernstein Dynamic Allocation VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA BNP Paribas Large Cap Growth Initial Class	Transamerica BNP Paribas Large Cap Growth VP Initial Class
TA BNP Paribas Large Cap Growth Service Class	Transamerica BNP Paribas Large Cap Growth VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA Hanlon Income Service Class	Transamerica Hanlon Income VP Service Class
TA ING Balanced Allocation Service Class	Transamerica ING Balanced Allocation VP Service Class
TA ING Conservative Allocation Service Class	Transamerica ING Conservative Allocation VP Service Class
TA ING Intermediate Bond Service Class	Transamerica ING Intermediate Bond VP Service Class
TA ING Large Cap Growth Service Class	Transamerica ING Large Cap Growth VP Service Class
TA ING Limited Maturity Bond Service Class	Transamerica ING Limited Maturity Bond VP Service Class
TA ING Mid Cap Opportunities Service Class	Transamerica ING Mid Cap Opportunities VP Service Class
TA ING Moderate Growth Allocation Service Class	Transamerica ING Moderate Growth Allocation VP Service Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Mid-Cap Growth Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class
TA Morgan Stanley Mid-Cap Growth Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alt Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Real Return TIPS Service Class	Transamerica PIMCO Real Return TIPS VP Service Class

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA Systematic Small/Mid Cap Value Initial Class	Transamerica Systematic Small/Mid Cap Value VP Initial Class
TA Systematic Small/Mid Cap Value Service Class	Transamerica Systematic Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA Vanguard ETF - Aggressive Growth Service Class	Transamerica Vanguard ETF - Aggressive Growth VP Service Class
TA Vanguard ETF - Balanced Service Class	Transamerica Vanguard ETF - Balanced VP Service Class
TA Vanguard ETF - Conservative Service Class	Transamerica Vanguard ETF - Conservative VP Service Class
TA Vanguard ETF - Growth Service Class	Transamerica Vanguard ETF - Growth VP Service Class
TA WMC Diversified Growth Initial Class	Transamerica WMC Diversified Growth VP Initial Class
TA WMC Diversified Growth Service Class	Transamerica WMC Diversified Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Multi-Manager Alt Strategies Service Class	November 4, 2013
Fidelity® VIP Contrafund® Initial Class	May 1, 2013
Fidelity® VIP Mid Cap Initial Class	May 1, 2013
Fidelity® VIP Value Strategies Initial Class	May 1, 2013
TA ING Balanced Allocation Service Class	May 1, 2013
TA ING Conservative Allocation Service Class	May 1, 2013
TA ING Intermediate Bond Service Class	May 1, 2013
TA ING Large Cap Growth Service Class	May 1, 2013
TA ING Limited Maturity Bond Service Class	May 1, 2013
TA ING Mid Cap Opportunities Service Class	May 1, 2013

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA ING Moderate Growth Allocation Service Class	May 1, 2013
Vanguard® Equity Index	May 1, 2013
Vanguard® International	May 1, 2013
Vanguard® Mid-Cap Index	May 1, 2013
Vanguard® REIT Index	May 1, 2013
Vanguard® Short-Term Investment Grade	May 1, 2013
Vanguard® Total Bond Market Index	May 1, 2013
Wanger International	May 1, 2013
Wanger USA	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012
TA Aegon Tactical Vanguard ETF - Balanced Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Conservative Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Growth Service Class	May 2, 2011
TA JPMorgan Core Bond Service Class	May 2, 2011
TA JPMorgan Tactical Allocation Service Class	May 2, 2011
TA PIMCO Real Return TIPS Service Class	May 2, 2011
American Funds - Asset Allocation Class 2 Shares	November 19, 2009
American Funds - Bond Class 2 Shares	November 19, 2009
American Funds - Growth Class 2 Shares	November 19, 2009
American Funds - Growth-Income Class 2 Shares	November 19, 2009
American Funds - International Class 2 Shares	November 19, 2009
GE Investments Total Return Class 3 Shares	November 19, 2009
TA Hanlon Income Service Class	November 19, 2009
TA Janus Balanced Service Class	November 19, 2009
TA JPMorgan Mid Cap Value Service Class	November 19, 2009
TA PIMCO Tactical - Balanced Service Class	November 19, 2009
TA PIMCO Tactical - Conservative Service Class	November 19, 2009
TA PIMCO Tactical - Growth Service Class	November 19, 2009
TA Vanguard ETF - Aggressive Growth Service Class	November 19, 2009
TA Vanguard ETF - Conservative Service Class	November 19, 2009
TA BlackRock Global Allocation Service Class	May 1, 2009
TA BlackRock Tactical Allocation Service Class	May 1, 2009
TA ProFunds UltraBear Service Class (OAM)	May 1, 2009
JPMorgan Insurance Trust Core Bond Class 1 Shares	April 23, 2009
JPMorgan Insurance Trust International Equity Class 1 Shares	April 23, 2009
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	April 23, 2009
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	April 23, 2009
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	April 23, 2009

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2013:

Subaccount	Formerly
Janus Aspen - Global Research Service Shares	Janus Aspen - Worldwide Service Shares
TA Barrow Hanley Dividend Focused Initial Class	TA BlackRock Large Cap Value Initial Class
TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Large Cap Value Service Class
TA TS&W International Equity Initial Class	TA Morgan Stanley Active International Initial Class
TA TS&W International Equity Service Class	TA Morgan Stanley Active International Service Class
TA BNP Paribas Large Cap Growth Initial Class	TA Multi Managed Large Cap Core Initial Class
TA BNP Paribas Large Cap Growth Service Class	TA Multi Managed Large Cap Core Service Class
TA Vanguard ETF - Aggressive Growth Service Class	TA Vanguard ETF Index - Aggressive Growth Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2013:

Subaccount	Formerly
TA Vanguard ETF - Balanced Service Class	TA Vanguard ETF Index - Balanced Service Class
TA Vanguard ETF - Conservative Service Class	TA Vanguard ETF Index - Conservative Service Class
TA Vanguard ETF - Growth Service Class	TA Vanguard ETF Index - Growth Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
TA Vanguard ETF - Growth Service Class	TA Efficient Markets Service Class
TA Systematic Small/Mid Cap Value Initial Class	TA Third Avenue Value Initial Class

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2013.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2013 were as follows:

Subaccount	Purchases	Sales
AllianceBernstein Balanced Wealth Strategy Class B Shares	$861,798	$466,835
AllianceBernstein Growth and Income Class B Shares	2,463,889	647,649
AllianceBernstein Large Cap Growth Class B Shares	291	108,629
American Funds - Asset Allocation Class 2 Shares	6,917,296	1,491,384
American Funds - Bond Class 2 Shares	3,323,097	876,847
American Funds - Growth Class 2 Shares	4,579,299	673,592
American Funds - Growth-Income Class 2 Shares	5,932,760	383,134
American Funds - International Class 2 Shares	6,230,154	749,047
Fidelity® VIP Balanced Service Class 2	2,802,815	1,401,838
Fidelity® VIP Contrafund® Initial Class	30	32
Fidelity® VIP Contrafund® Service Class 2	10,622,785	1,717,763
Fidelity® VIP Equity-Income Service Class 2	110,760	247,574
Fidelity® VIP Growth Service Class 2	831	95,882
Fidelity® VIP Growth Opportunities Service Class 2	1	63
Fidelity® VIP Mid Cap Initial Class	30	32
Fidelity® VIP Mid Cap Service Class 2	3,450,774	3,521,111
Fidelity® VIP Value Strategies Initial Class	19,619	57
Fidelity® VIP Value Strategies Service Class 2	4,451,585	844,303
Franklin Income Securities Class 2 Shares	688,841	1,665,858
Franklin Mutual Shares Securities Class 2 Shares	17,696	84,337
Franklin Templeton Foreign Securities Class 2 Shares	78,559	504,451
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	1,599,678	804,210
GE Investments Total Return Class 3 Shares	479,969	359,723
Invesco V.I. American Franchise Series II Shares	365	3,406
Invesco V.I. Value Opportunities Series II Shares	6,235	12,750
Janus Aspen - Enterprise Service Shares	954	13,363
Janus Aspen - Global Research Service Shares	8,707	68,073
Janus Aspen - Perkins Mid Cap Value Service Shares	62	97
JPMorgan Insurance Trust Core Bond Class 1 Shares	37,042	128,121
JPMorgan Insurance Trust International Equity Class 1 Shares	247,922	81,604
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	2,468	1,503
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	87	10,246
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	666	1,272
MFS® New Discovery Service Class	67,943	1,122,051
MFS® Total Return Service Class	90,268	265,333
TA Aegon High Yield Bond Initial Class	37,970	63,673

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon High Yield Bond Service Class	$2,130,285	$632,742
TA Aegon Money Market Initial Class	46,535	129,842
TA Aegon Money Market Service Class	72,782,002	45,582,876
TA Aegon Tactical Vanguard ETF - Balanced Service Class	42,221,293	1,924,911
TA Aegon Tactical Vanguard ETF - Conservative Service Class	9,853,555	2,795,917
TA Aegon Tactical Vanguard ETF - Growth Service Class	21,305,721	2,333,955
TA Aegon U.S. Government Securities Initial Class	18,440	42,428
TA Aegon U.S. Government Securities Service Class	50,671,985	50,350,117
TA AllianceBernstein Dynamic Allocation Initial Class	2,546	870
TA AllianceBernstein Dynamic Allocation Service Class	4,974,370	2,114,765
TA Asset Allocation - Conservative Initial Class	3,393	51,468
TA Asset Allocation - Conservative Service Class	14,041,990	5,874,381
TA Asset Allocation - Growth Initial Class	75,164	12,567
TA Asset Allocation - Growth Service Class	1,650,533	594,036
TA Asset Allocation - Moderate Initial Class	24,957	30,429
TA Asset Allocation - Moderate Service Class	72,401,855	10,339,339
TA Asset Allocation - Moderate Growth Initial Class	7,568	105,750
TA Asset Allocation - Moderate Growth Service Class	30,803,604	12,922,915
TA Barrow Hanley Dividend Focused Initial Class	141,939	690,265
TA Barrow Hanley Dividend Focused Service Class	1,274,060	5,892,884
TA BlackRock Global Allocation Service Class	7,782,703	3,479,098
TA BlackRock Tactical Allocation Service Class	29,662,227	3,499,893
TA BNP Paribas Large Cap Growth Initial Class	39,246	463,456
TA BNP Paribas Large Cap Growth Service Class	1,849,930	508,254
TA Clarion Global Real Estate Securities Initial Class	2,951	1,546
TA Clarion Global Real Estate Securities Service Class	1,448,288	285,120
TA Hanlon Income Service Class	990,782	1,430,531
TA ING Balanced Allocation Service Class	15,185	259
TA ING Conservative Allocation Service Class	15,506	255
TA ING Intermediate Bond Service Class	150	147
TA ING Large Cap Growth Service Class	151	156
TA ING Limited Maturity Bond Service Class	46,986	464
TA ING Mid Cap Opportunities Service Class	151	156
TA ING Moderate Growth Allocation Service Class	150	155
TA International Moderate Growth Service Class	10,986,559	3,052,827
TA Janus Balanced Service Class	11,852,579	1,116,215

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
TA Jennison Growth Initial Class	$181,904	$398,226
TA Jennison Growth Service Class	2,089,547	568,062
TA JPMorgan Core Bond Service Class	4,405,357	1,243,143
TA JPMorgan Enhanced Index Initial Class	54,216	83,046
TA JPMorgan Enhanced Index Service Class	295,634	113,760
TA JPMorgan Mid Cap Value Service Class	4,569,853	1,646,894
TA JPMorgan Tactical Allocation Service Class	17,643,205	2,844,742
TA Legg Mason Dynamic Allocation - Balanced Service Class	22,226,043	1,144,388
TA Legg Mason Dynamic Allocation - Growth Service Class	16,465,281	610,773
TA Market Participation Strategy Service Class	11,441,614	599,339
TA MFS International Equity Initial Class	821	987
TA MFS International Equity Service Class	1,473,214	476,018
TA Morgan Stanley Capital Growth Initial Class	380	520
TA Morgan Stanley Capital Growth Service Class	535,305	421,907
TA Morgan Stanley Mid-Cap Growth Initial Class	1,431	2,852
TA Morgan Stanley Mid-Cap Growth Service Class	1,730,801	2,344,286
TA Multi-Managed Balanced Initial Class	2,109	602
TA Multi-Managed Balanced Service Class	2,146,715	538,719
TA Multi-Manager Alt Strategies Service Class	6,150	153
TA PIMCO Real Return TIPS Service Class	7,218,128	5,765,954
TA PIMCO Tactical - Balanced Service Class	12,958,809	871,596
TA PIMCO Tactical - Conservative Service Class	3,972,420	943,673
TA PIMCO Tactical - Growth Service Class	6,243,686	356,786
TA PIMCO Total Return Initial Class	14,726	120,972
TA PIMCO Total Return Service Class	31,432,098	21,051,586
TA ProFunds UltraBear Service Class (OAM)	2,095,404	4,738,443
TA Systematic Small/Mid Cap Value Initial Class	77,311	631,176
TA Systematic Small/Mid Cap Value Service Class	1,676,610	1,084,320
TA T. Rowe Price Small Cap Initial Class	12,189	31,592
TA T. Rowe Price Small Cap Service Class	5,258,666	2,070,835
TA TS&W International Equity Initial Class	33,579	209,097
TA TS&W International Equity Service Class	633,845	161,133
TA Vanguard ETF - Aggressive Growth Service Class	12,104,318	1,386,022
TA Vanguard ETF - Balanced Service Class	105,647,564	11,939,373
TA Vanguard ETF - Conservative Service Class	23,925,115	10,462,393
TA Vanguard ETF - Growth Service Class	106,489,769	12,493,542

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
TA WMC Diversified Growth Initial Class	$45,406	$486,640
TA WMC Diversified Growth Service Class	605,723	254,109
Vanguard® Equity Index	30	31
Vanguard® International	30	31
Vanguard® Mid-Cap Index	30	31
Vanguard® REIT Index	30	29
Vanguard® Short-Term Investment Grade	30	30
Vanguard® Total Bond Market Index	30	29
Wanger International	30	30
Wanger USA	30	32

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AllianceBernstein Balanced Wealth Strategy Class B Shares	106,162	90,929	197,091	—	208,221	208,221
AllianceBernstein Growth and Income Class B Shares	610,815	376,583	987,398	—	2,748,361	2,748,361
AllianceBernstein Large Cap Growth Class B Shares	—	(70,050)	(70,050)	—	(62,093)	(62,093)
American Funds - Asset Allocation Class 2 Shares	974,723	2,418,190	3,392,913	—	2,353,171	2,353,171
American Funds - Bond Class 2 Shares	1,024,424	82,503	1,106,927	—	1,576,319	1,576,319
American Funds - Growth Class 2 Shares	1,301,656	209,828	1,511,484	680,185	(497,015)	183,170
American Funds - Growth-Income Class 2 Shares	1,286,544	1,267,203	2,553,747	917,667	(71,228)	846,439
American Funds - International Class 2 Shares	1,590,059	2,585,310	4,175,369	2,027,265	87,702	2,114,968
Fidelity® VIP Balanced Service Class 2	506,135	(305,195)	200,940	825,629	(31,767)	793,862
Fidelity® VIP Contrafund® Initial Class	3	(3)	—	—	—	—
Fidelity® VIP Contrafund® Service Class 2	1,063,333	3,039,295	4,102,628	979,287	121,631	1,100,918
Fidelity® VIP Equity-Income Service Class 2	—	(150,758)	(150,758)	—	(116,972)	(116,972)
Fidelity® VIP Growth Service Class 2	—	(52,414)	(52,414)	—	(143,724)	(143,724)
Fidelity® VIP Growth Opportunities Service Class 2	—	(45)	(45)	—	(48)	(48)
Fidelity® VIP Mid Cap Initial Class	3	(3)	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	556,449	(1,056,086)	(499,637)	645,761	869,393	1,515,153
Fidelity® VIP Value Strategies Initial Class	1,735	(3)	1,732	3	(3)	—
Fidelity® VIP Value Strategies Service Class 2	236,011	1,557,738	1,793,749	353,672	(62,913)	290,759
Franklin Income Securities Class 2 Shares	—	(1,246,997)	(1,246,997)	3,609,480	1,595,849	5,205,329
Franklin Mutual Shares Securities Class 2 Shares	—	(70,867)	(70,867)	—	(313,385)	(313,385)
Franklin Templeton Foreign Securities Class 2 Shares	—	(451,771)	(451,771)	958,425	30,040	988,465
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares	8	(365,811)	(365,803)	297,688	(55,980)	241,708
GE Investments Total Return Class 3 Shares	64,995	(54,367)	10,628	354,013	109,056	463,070
Invesco V.I. American Franchise Series II Shares	—	(1,115)	(1,115)	14	131,288	131,302
Invesco V.I. Value Opportunities Series II Shares	—	(4,612)	(4,612)	626	(285,179)	(284,552)
Janus Aspen - Enterprise Service Shares	—	(4,390)	(4,390)	—	(83,095)	(83,095)
Janus Aspen - Global Research Service Shares	—	(50,358)	(50,358)	1,712	(243,684)	(241,972)

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Janus Aspen - Perkins Mid Cap Value Service Shares	—	(36)	(36)	—	(37)	(37)
JPMorgan Insurance Trust Core Bond Class 1 Shares	—	(94,891)	(94,891)	—	(56,109)	(56,109)
JPMorgan Insurance Trust International Equity Class 1 Shares	118,050	(18,844)	99,206	52,022	(104,582)	(52,560)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	(3)	(3)	—	(4)	(4)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(4,340)	(4,340)	—	(57)	(57)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(288)	(288)	—	(304)	(304)
MFS® New Discovery Service Class	—	(479,665)	(479,665)	1,190,820	682,782	1,873,601
MFS® Total Return Service Class	—	(122,152)	(122,152)	—	(393,774)	(393,774)
TA Aegon High Yield Bond Initial Class	2,222	(26,164)	(23,942)	5	1,501	1,506
TA Aegon High Yield Bond Service Class	351,641	264,404	616,045	707,411	(234,022)	473,390
TA Aegon Money Market Initial Class	—	(55,632)	(55,632)	—	145,678	145,678
TA Aegon Money Market Service Class	27,623,164	(21,764,812)	5,858,352	30,600,145	(31,077,983)	(477,839)
TA Aegon Tactical Vanguard ETF - Balanced Service Class	12,579,500	5,700,177	18,279,677	10,515,884	1,632,956	12,148,840
TA Aegon Tactical Vanguard ETF - Conservative Service Class	3,117,428	(347,283)	2,770,145	5,071,356	407,765	5,479,121
TA Aegon Tactical Vanguard ETF - Growth Service Class	5,868,789	1,691,995	7,560,784	5,442,915	1,189,368	6,632,283
TA Aegon U.S. Government Securities Initial Class	—	(18,248)	(18,248)	—	(111,082)	(111,082)
TA Aegon U.S. Government Securities Service Class	30,164,720	(38,020,927)	(7,856,207)	39,413,573	(38,945,992)	467,581
TA AllianceBernstein Dynamic Allocation Initial Class	382	782	1,164	—	2,149	2,149
TA AllianceBernstein Dynamic Allocation Service Class	1,601,979	(714,944)	887,035	2,491,266	(319,588)	2,171,678
TA Asset Allocation - Conservative Initial Class	—	(31,599)	(31,599)	—	(38,938)	(38,938)
TA Asset Allocation - Conservative Service Class	4,358,815	(2,255,964)	2,102,851	8,258,805	(1,189,300)	7,069,506
TA Asset Allocation - Growth Initial Class	—	38,039	38,039	—	(4,447)	(4,447)
TA Asset Allocation - Growth Service Class	623,706	132,548	756,254	639,085	(145,944)	493,141
TA Asset Allocation - Moderate Initial Class	—	(9,878)	(9,878)	—	(42,950)	(42,950)
TA Asset Allocation - Moderate Service Class	21,249,529	(1,667,695)	19,581,834	30,244,414	2,800,558	33,044,972
TA Asset Allocation - Moderate Growth Initial Class	—	(60,610)	(60,610)	—	(34,123)	(34,123)
TA Asset Allocation - Moderate Growth Service Class	6,926,911	(3,888,511)	3,038,400	7,508,197	(245,100)	7,263,096

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Barrow Hanley Dividend Focused Initial Class	5	(327,413)	(327,408)	2,235	(221,278)	(219,043)
TA Barrow Hanley Dividend Focused Service Class	235,914	(3,381,213)	(3,145,299)	2,979,260	(28,405)	2,950,856
TA BlackRock Global Allocation Service Class	1,695,994	18,566	1,714,560	3,566,161	397,502	3,963,664
TA BlackRock Tactical Allocation Service Class	8,443,088	388,504	8,831,592	11,902,358	2,484,384	14,386,743
TA BNP Paribas Large Cap Growth Initial Class	1,042	(102,269)	(101,227)	604	(147,348)	(146,743)
TA BNP Paribas Large Cap Growth Service Class	334,366	266,262	600,628	453,587	2,122,978	2,576,564
TA Clarion Global Real Estate Securities Initial Class	5	(310)	(305)	5	(22)	(17)
TA Clarion Global Real Estate Securities Service Class	413,761	69,269	483,030	412,014	115,075	527,089
TA Hanlon Income Service Class	409,297	(1,195,847)	(786,550)	456,668	(480,091)	(23,423)
TA ING Balanced Allocation Service Class	1,513	(15)	1,498	—	—	—
TA ING Conservative Allocation Service Class	1,567	(15)	1,552	—	—	—
TA ING Intermediate Bond Service Class	15	(15)	—	—	—	—
TA ING Large Cap Growth Service Class	15	(15)	—	—	—	—
TA ING Limited Maturity Bond Service Class	4,726	(15)	4,711	—	—	—
TA ING Mid Cap Opportunities Service Class	15	(15)	—	—	—	—
TA ING Moderate Growth Allocation Service Class	15	(15)	—	—	—	—
TA International Moderate Growth Service Class	3,735,489	(374,317)	3,361,172	3,600,207	714,938	4,315,145
TA Janus Balanced Service Class	2,910,477	2,582,206	5,492,683	1,674,208	494,130	2,168,339
TA Jennison Growth Initial Class	5	(280,587)	(280,582)	4,706	(400,438)	(395,733)
TA Jennison Growth Service Class	300,431	122,693	423,124	2,547,383	(306,220)	2,241,163
TA JPMorgan Core Bond Service Class	1,425,009	(236,262)	1,188,747	1,623,159	1,217,132	2,840,292
TA JPMorgan Enhanced Index Initial Class	187	(16,476)	(16,289)	5	(128,299)	(128,294)
TA JPMorgan Enhanced Index Service Class	16,386	55,973	72,359	52,590	(6,862)	45,728
TA JPMorgan Mid Cap Value Service Class	780,109	(225,688)	554,421	1,946,213	923,840	2,870,053
TA JPMorgan Tactical Allocation Service Class	5,429,382	223,743	5,653,125	9,424,845	2,035,922	11,460,767
TA Legg Mason Dynamic Allocation - Balanced Service Class	6,409,690	3,001,418	9,411,108	3,285,366	1,322,755	4,608,121
TA Legg Mason Dynamic Allocation - Growth Service Class	5,137,363	1,362,850	6,500,213	2,601,090	187,474	2,788,563

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Market Participation Strategy Service Class	2,647,160	1,498,622	4,145,782	664,515	63,546	728,061
TA MFS International Equity Initial Class	5	(16)	(11)	5	(982)	(977)
TA MFS International Equity Service Class	107,627	104,161	211,788	279,792	(15,476)	264,316
TA Morgan Stanley Capital Growth Initial Class	—	(39)	(39)	—	(41)	(41)
TA Morgan Stanley Capital Growth Service Class	44,097	(9,387)	34,710	88,865	(148,657)	(59,792)
TA Morgan Stanley Mid-Cap Growth Initial Class	5	(1,685)	(1,680)	5	(44,243)	(44,238)
TA Morgan Stanley Mid-Cap Growth Service Class	457,591	(882,176)	(424,585)	219,589	(272,896)	(53,307)
TA Multi-Managed Balanced Initial Class	—	—	—	—	23,192	23,192
TA Multi-Managed Balanced Service Class	82,731	744,190	826,921	154,574	72,989	227,563
TA Multi-Manager Alt Strategies Service Class	613	(15)	598	—	—	—
TA PIMCO Real Return TIPS Service Class	3,444,550	(3,950,544)	(505,994)	6,641,381	3,012,204	9,653,585
TA PIMCO Tactical - Balanced Service Class	4,892,328	863,857	5,756,185	2,165,435	(82,721)	2,082,714
TA PIMCO Tactical - Conservative Service Class	1,614,080	(18,095)	1,595,985	914,882	(39,386)	875,496
TA PIMCO Tactical - Growth Service Class	2,307,166	1,029,173	3,336,339	1,134,314	(13,446)	1,120,868
TA PIMCO Total Return Initial Class	—	(73,356)	(73,356)	—	(173,865)	(173,865)
TA PIMCO Total Return Service Class	9,998,838	(8,272,405)	1,726,433	18,133,226	2,511,599	20,644,825
TA ProFunds UltraBear Service Class (OAM)	108,821	(14,323,998)	(14,215,177)	3	(490,351)	(490,348)
TA Systematic Small/Mid Cap Value Initial Class	59	(74,173)	(74,114)	5	(122,351)	(122,346)
TA Systematic Small/Mid Cap Value Service Class	342,289	(79,612)	262,677	526,834	144,274	671,108
TA T. Rowe Price Small Cap Initial Class	5	(18,552)	(18,547)	5	(2,102)	(2,097)
TA T. Rowe Price Small Cap Service Class	809,612	(168,856)	640,756	1,785,002	957,894	2,742,896
TA TS&W International Equity Initial Class	1,282	(97,675)	(96,393)	1,896	(101,106)	(99,210)
TA TS&W International Equity Service Class	35,727	108,203	143,930	150,068	(156,176)	(6,108)
TA Vanguard ETF - Aggressive Growth Service Class	3,139,356	121,430	3,260,786	1,885,371	370,355	2,255,726
TA Vanguard ETF - Balanced Service Class	31,595,607	5,516,227	37,111,834	31,931,482	5,642,222	37,573,704
TA Vanguard ETF - Conservative Service Class	8,528,314	(5,516,253)	3,012,061	10,990,554	577,387	11,567,941
TA Vanguard ETF - Growth Service Class	22,108,374	21,089,993	43,198,367	15,919,765	6,278,978	22,198,743

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA WMC Diversified Growth Initial Class	4,023	(416,906)	(412,883)	17,626	(590,457)	(572,831)
TA WMC Diversified Growth Service Class	237,957	(41,023)	196,934	141,577	(41,394)	100,183
Vanguard® Equity Index	3	(3)	—	—	—	—
Vanguard® International	3	(3)	—	—	—	—
Vanguard® Mid-Cap Index	3	(3)	—	—	—	—
Vanguard® REIT Index	3	(3)	—	—	—	—
Vanguard® Short-Term Investment Grade	3	(3)	—	—	—	—
Vanguard® Total Bond Market Index	3	(3)	—	—	—	—
Wanger International	3	(3)	—	—	—	—
Wanger USA	3	(3)	—	—	—	—

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AllianceBernstein Balanced Wealth Strategy Class B Shares
	12/31/2013		2,238,170	$1.66	to	$1.60	$3,726,476	2.34%	1.35%	to	2.15%	14.72%	to	13.83%
	12/31/2012		2,041,079	1.03	to	1.40	2,914,759	1.93	0.65	to	2.15	11.86	to	10.98
	12/31/2011		1,832,858	1.30	to	1.26	2,349,882	2.06	1.35	to	2.15	(4.34)	to	(5.09)
	12/31/2010		1,063,584	1.35	to	1.33	1,430,786	2.15	1.35	to	2.15	8.83	to	7.98
	12/31/2009		193,224	1.24	to	1.23	239,530	0.76	1.35	to	2.15	22.79	to	21.83
AllianceBernstein Growth and Income Class B Shares
	12/31/2013		4,585,573	1.48	to	1.69	8,677,657	1.08	1.15	to	1.95	33.06	to	32.02
	12/31/2012		3,598,175	1.11	to	1.28	4,938,122	1.85	1.15	to	1.95	15.90	to	14.99
	12/31/2011		849,814	0.96	to	1.11	923,992	1.08	1.15	to	1.95	4.87	to	4.05
	12/31/2010		649,937	0.91	to	1.07	705,541	—	1.15	to	1.95	11.52	to	10.64
	12/31/2009		169,007	0.82	to	0.97	151,850	3.59	1.15	to	1.95	18.98	to	18.05
AllianceBernstein Large Cap Growth Class B Shares
	12/31/2013		327,977	1.62	to	1.64	527,598	—	1.15	to	1.95	35.44	to	34.38
	12/31/2012		398,027	1.20	to	1.22	474,803	0.03	1.15	to	1.95	15.37	to	14.46
	12/31/2011		460,120	1.04	to	1.06	477,122	0.09	1.15	to	1.95	(4.85)	to	(5.59)
	12/31/2010		383,381	1.09	to	1.13	418,744	0.22	1.15	to	1.95	8.58	to	7.73
	12/31/2009		82,730	1.00	to	1.05	82,870	—	1.15	to	1.95	35.55	to	34.48
American Funds - Asset Allocation Class 2 Shares
	12/31/2013		14,533,866	1.56	to	1.51	23,115,662	1.60	1.45	to	2.25	21.92	to	20.97
	12/31/2012		11,140,953	1.08	to	1.25	14,119,666	2.12	0.75	to	2.25	14.52	to	13.62
	12/31/2011		8,787,782	1.12	to	1.10	9,751,221	2.40	1.45	to	2.25	(0.15)	to	(0.93)
	12/31/2010		3,728,910	1.12	to	1.11	4,152,792	3.79	1.45	to	2.25	10.90	to	10.03
	12/31/2009	(1)	9,854	1.01	to	1.01	9,937	—	1.45	to	2.25	0.86	to	0.76
American Funds - Bond Class 2 Shares
	12/31/2013		4,887,114	1.09	to	1.06	6,408,763	2.12	1.45	to	2.25	(3.56)	to	(4.31)
	12/31/2012		3,780,187	1.08	to	1.11	4,240,313	2.90	0.75	to	2.25	3.86	to	3.04
	12/31/2011		2,203,868	1.09	to	1.07	2,387,530	4.18	1.45	to	2.25	4.59	to	3.78
	12/31/2010		796,904	1.04	to	1.03	828,714	5.70	1.45	to	2.25	4.92	to	4.10
	12/31/2009	(1)	9,976	0.99	to	0.99	9,917	—	1.45	to	2.25	(0.57)	to	(0.66)
American Funds - Growth Class 2 Shares
	12/31/2013		3,642,635	1.65	to	1.60	7,965,095	1.11	1.45	to	2.25	28.24	to	27.24
	12/31/2012		2,131,151	1.02	to	1.26	2,708,329	0.82	0.75	to	2.25	16.20	to	15.28
	12/31/2011		1,947,981	1.11	to	1.09	2,137,991	0.73	1.45	to	2.25	(5.64)	to	(6.38)
	12/31/2010		1,052,397	1.17	to	1.16	1,228,641	1.07	1.45	to	2.25	16.99	to	16.07
	12/31/2009	(1)	414,714	1.00	to	1.00	415,805	—	1.45	to	2.25	0.34	to	0.25
American Funds - Growth-Income Class 2 Shares
	12/31/2013		4,007,265	1.63	to	1.58	8,516,932	1.93	1.45	to	2.25	31.59	to	30.56
	12/31/2012		1,453,518	1.06	to	1.21	1,779,957	2.21	0.75	to	2.25	15.80	to	14.88
	12/31/2011		607,079	1.07	to	1.05	646,432	1.94	1.45	to	2.25	(3.23)	to	(3.99)
	12/31/2010		306,031	1.11	to	1.10	337,813	3.18	1.45	to	2.25	9.83	to	8.98
	12/31/2009	(1)	10,538	1.01	to	1.01	10,629	—	1.45	to	2.25	0.88	to	0.79
American Funds - International Class 2 Shares
	12/31/2013		8,123,217	1.23	to	1.19	11,020,474	1.64	1.45	to	2.25	19.90	to	18.96
	12/31/2012		3,947,848	0.91	to	1.00	3,992,382	1.87	0.75	to	2.25	16.21	to	15.30
	12/31/2011		1,832,881	0.88	to	0.86	1,602,932	3.35	1.45	to	2.25	(15.19)	to	(15.86)
	12/31/2010		327,443	1.04	to	1.03	338,201	4.05	1.45	to	2.25	5.70	to	4.88
	12/31/2009	(1)	10,245	0.98	to	0.98	10,048	—	1.45	to	2.25	(1.91)	to	(2.00)

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Fidelity® VIP Balanced Service Class 2
	12/31/2013		9,648,516	$1.35	to	$1.29	$13,499,758	1.39%	1.15%	to	1.95%	17.93%	to	17.00%
	12/31/2012		9,447,576	1.18	to	1.10	10,651,429	1.62	0.45	to	1.95	13.51	to	12.61
	12/31/2011		8,653,714	1.01	to	0.98	8,629,489	1.76	1.15	to	1.95	(4.92)	to	(5.66)
	12/31/2010		4,659,610	1.06	to	1.04	4,910,168	2.02	1.15	to	1.95	16.42	to	15.51
	12/31/2009		2,175,375	0.91	to	0.90	1,974,013	2.94	1.15	to	1.95	36.75	to	35.68
Fidelity® VIP Contrafund® Initial Class
	12/31/2013	(1)	—	12.03	to	12.00	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Contrafund® Service Class 2
	12/31/2013		8,210,472	1.57	to	2.01	19,087,033	0.99	1.15	to	1.95	29.46	to	28.45
	12/31/2012		4,107,844	1.22	to	1.57	6,453,894	1.30	1.15	to	1.95	14.81	to	13.91
	12/31/2011		3,006,926	1.06	to	1.38	4,034,494	0.91	1.15	to	1.95	(3.89)	to	(4.64)
	12/31/2010		1,959,118	1.10	to	1.44	2,960,995	1.41	1.15	to	1.95	15.60	to	14.69
	12/31/2009		870,128	0.95	to	1.26	1,169,871	1.47	1.15	to	1.95	33.93	to	32.88
Fidelity® VIP Equity-Income Service Class 2
	12/31/2013		656,829	1.35	to	1.62	1,096,377	2.20	1.15	to	1.95	26.37	to	25.38
	12/31/2012		807,587	1.06	to	1.30	1,063,363	2.85	1.15	to	1.95	15.72	to	14.81
	12/31/2011		924,559	0.92	to	1.13	1,060,079	2.98	1.15	to	1.95	(0.49)	to	(1.27)
	12/31/2010		498,799	0.92	to	1.14	598,405	2.42	1.15	to	1.95	13.61	to	12.72
	12/31/2009		166,591	0.81	to	1.01	170,436	2.42	1.15	to	1.95	28.41	to	27.40
Fidelity® VIP Growth Service Class 2
	12/31/2013		483,216	1.65	to	1.61	810,427	0.04	1.15	to	1.95	34.45	to	33.40
	12/31/2012		535,630	1.23	to	1.20	677,785	0.34	1.15	to	1.95	13.10	to	12.20
	12/31/2011		679,354	1.08	to	1.07	769,250	0.14	1.15	to	1.95	(1.17)	to	(1.94)
	12/31/2010		443,176	1.10	to	1.09	514,608	0.07	1.15	to	1.95	22.45	to	21.50
	12/31/2009		117,657	0.90	to	0.90	97,024	0.40	1.15	to	1.95	26.51	to	25.52
Fidelity® VIP Growth Opportunities Service Class 2
	12/31/2013		1,420	1.61	to	1.21	1,753	0.07	1.25	to	1.55	35.84	to	35.44
	12/31/2012		1,465	1.18	to	0.89	1,333	0.16	1.25	to	1.55	17.84	to	17.49
	12/31/2011		1,513	1.00	to	0.76	1,170	—	1.25	to	1.55	0.71	to	0.42
	12/31/2010		1,562	1.00	to	0.76	1,201	—	1.25	to	1.55	21.95	to	21.59
	12/31/2009		1,610	0.82	to	0.62	1,016	0.10	1.25	to	1.55	43.67	to	43.24
Fidelity® VIP Mid Cap Initial Class
	12/31/2013	(1)	—	12.45	to	12.42	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Mid Cap Service Class 2
	12/31/2013		2,403,396	1.71	to	2.53	6,821,182	0.32	1.15	to	1.95	34.33	to	33.27
	12/31/2012		2,903,033	1.27	to	1.90	6,046,828	0.55	1.15	to	1.95	13.25	to	12.36
	12/31/2011		1,387,879	1.12	to	1.69	2,437,002	0.03	1.15	to	1.95	(11.86)	to	(12.56)
	12/31/2010		894,585	1.27	to	1.93	2,022,548	0.16	1.15	to	1.95	27.11	to	26.11
	12/31/2009		556,926	1.00	to	1.53	1,047,132	0.48	1.15	to	1.95	38.16	to	37.08
Fidelity® VIP Value Strategies Initial Class
	12/31/2013	(1)	1,732	11.82	to	11.79	20,474	2.62	0.45	to	0.80	—	to	—
Fidelity® VIP Value Strategies Service Class 2
	12/31/2013		2,915,192	$1.60	to	$1.73	6,891,567	0.78	1.15	to	1.95	28.70	to	27.69
	12/31/2012		1,121,443	1.24	to	1.36	1,912,777	0.44	1.15	to	1.95	25.61	to	24.62
	12/31/2011		830,684	0.99	to	1.09	1,092,846	0.97	1.15	to	1.95	(10.07)	to	(10.78)
	12/31/2010		434,621	1.10	to	1.22	654,820	0.47	1.15	to	1.95	24.90	to	23.92
	12/31/2009		169,619	0.88	to	0.99	205,244	0.52	1.15	to	1.95	55.36	to	54.15

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Franklin Income Securities Class 2 Shares
	12/31/2013		8,086,472	$1.28	to	$1.22	$10,231,022	6.42%	1.15%	to	1.95%	12.65%	to	11.76%
	12/31/2012		9,333,469	1.14	to	1.09	10,518,336	6.22	1.15	to	1.95	11.37	to	10.49
	12/31/2011		4,128,140	1.02	to	0.98	4,237,498	5.40	1.15	to	1.95	1.22	to	0.43
	12/31/2010		1,654,396	1.01	to	0.98	1,685,641	5.53	1.15	to	1.95	11.39	to	10.52
	12/31/2009		854,598	0.91	to	0.89	775,324	6.81	1.15	to	1.95	34.05	to	33.00
Franklin Mutual Shares Securities Class 2 Shares
	12/31/2013		785,500	1.15	to	1.09	918,292	2.07	1.15	to	1.95	26.80	to	25.81
	12/31/2012		856,367	0.91	to	0.87	790,683	2.00	1.15	to	1.95	12.94	to	12.05
	12/31/2011		1,169,752	0.80	to	0.78	969,357	2.59	1.15	to	1.95	(2.16)	to	(2.93)
	12/31/2010		879,636	0.82	to	0.80	728,989	1.68	1.15	to	1.95	9.93	to	9.07
	12/31/2009		494,094	0.75	to	0.73	374,156	1.94	1.15	to	1.95	24.62	to	23.64
Franklin Templeton Foreign Securities Class 2 Shares
	12/31/2013		2,585,791	1.15	to	1.09	2,954,460	2.48	1.15	to	1.95	21.57	to	20.62
	12/31/2012		3,037,562	0.95	to	0.91	2,859,834	2.77	1.15	to	1.95	16.88	to	15.96
	12/31/2011		2,049,097	0.81	to	0.78	1,659,813	1.84	1.15	to	1.95	(11.65)	to	(12.34)
	12/31/2010		1,112,507	0.92	to	0.89	1,015,979	1.59	1.15	to	1.95	7.18	to	6.33
	12/31/2009		425,275	0.86	to	0.84	362,281	1.92	1.15	to	1.95	35.48	to	34.42
Franklin Templeton VIP Founding Funds Allocation Class 4 Shares
	12/31/2013		3,023,911	1.87	to	1.79	5,542,251	10.58	1.30	to	2.10	22.09	to	21.14
	12/31/2012		3,389,714	1.03	to	1.48	5,106,586	2.60	0.60	to	2.10	13.69	to	12.79
	12/31/2011		3,148,006	1.34	to	1.31	4,188,097	0.02	1.30	to	2.10	(2.93)	to	(3.69)
	12/31/2010		2,413,126	1.38	to	1.36	3,316,791	2.96	1.30	to	2.10	8.83	to	7.97
	12/31/2009		680,313	1.27	to	1.26	862,527	5.68	1.30	to	2.10	28.39	to	27.39
GE Investments Total Return Class 3 Shares
	12/31/2013		1,490,526	1.30	to	1.26	1,940,897	1.30	1.35	to	2.15	13.11	to	12.23
	12/31/2012		1,479,898	1.02	to	1.12	1,683,942	1.64	0.65	to	2.15	10.75	to	9.88
	12/31/2011		1,016,829	1.04	to	1.02	1,046,926	2.28	1.35	to	2.15	(4.39)	to	(5.13)
	12/31/2010		304,546	1.08	to	1.07	328,543	2.31	1.35	to	2.15	7.91	to	7.06
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.35	to	2.15	0.42	to	0.33
Invesco V.I. American Franchise Series II Shares
	12/31/2013		130,187	1.33	to	1.32	172,729	0.25	1.15	to	1.95	38.21	to	37.12
	12/31/2012	(1)	131,302	0.97	to	0.96	126,490	—	1.15	to	1.95	—	to	—
Invesco V.I. Value Opportunities Series II Shares
	12/31/2013		312,482	1.20	to	1.35	406,761	1.23	1.15	to	1.95	31.76	to	30.72
	12/31/2012		317,094	0.91	to	1.03	314,505	1.10	1.15	to	1.95	16.31	to	15.39
	12/31/2011		601,647	0.79	to	0.90	522,013	0.79	1.15	to	1.95	(4.49)	to	(5.24)
	12/31/2010		300,783	0.82	to	0.95	296,511	0.41	1.15	to	1.95	5.73	to	4.90
	12/31/2009		130,431	0.78	to	0.90	125,132	3.56	1.15	to	1.95	46.06	to	44.91
Janus Aspen - Enterprise Service Shares
	12/31/2013		128,083	1.96	to	2.43	288,077	0.37	1.15	to	1.95	30.54	to	29.51
	12/31/2012		132,473	1.50	to	1.88	229,592	—	1.15	to	1.95	15.65	to	14.74
	12/31/2011		215,568	1.30	to	1.64	317,350	—	1.15	to	1.95	(2.77)	to	(3.53)
	12/31/2010		116,607	1.34	to	1.70	201,560	—	1.15	to	1.95	24.09	to	23.12
	12/31/2009		60,547	1.08	to	1.38	73,930	—	1.15	to	1.95	42.80	to	41.68
Janus Aspen - Global Research Service Shares
	12/31/2013		385,899	$1.39	to	$1.43	499,421	1.06	1.15	to	1.95	26.62	to	25.63
	12/31/2012		436,257	1.10	to	1.14	447,699	0.76	1.15	to	1.95	18.49	to	17.56
	12/31/2011		678,229	0.93	to	0.97	585,812	0.67	1.15	to	1.95	(14.96)	to	(15.63)
	12/31/2010		267,866	1.09	to	1.15	277,163	0.48	1.15	to	1.95	14.21	to	13.31
	12/31/2009		179,912	0.96	to	1.01	152,081	1.39	1.15	to	1.95	35.84	to	34.77

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Janus Aspen - Perkins Mid Cap Value Service Shares
	12/31/2013		1,111	$2.02	to	$1.94	$2,193	1.15%	1.25%	to	1.55%	24.26%	to	23.89%
	12/31/2012		1,147	1.62	to	1.56	1,823	0.85	1.25	to	1.55	9.42	to	9.09
	12/31/2011		1,184	1.48	to	1.43	1,723	0.59	1.25	to	1.55	(4.18)	to	(4.46)
	12/31/2010		1,222	1.55	to	1.50	1,859	0.51	1.25	to	1.55	13.94	to	13.60
	12/31/2009		1,259	1.36	to	1.32	1,684	0.24	1.25	to	1.55	31.28	to	30.89
JPMorgan Insurance Trust Core Bond Class 1 Shares
	12/31/2013		596,681	1.22	to	1.18	721,721	4.73	1.25	to	1.95	(2.69)	to	(3.35)
	12/31/2012		691,572	1.26	to	1.22	861,359	4.47	1.25	to	1.95	4.02	to	3.31
	12/31/2011		747,681	1.21	to	1.18	897,272	6.51	1.25	to	1.95	6.13	to	5.41
	12/31/2010		900,960	1.14	to	1.12	1,020,731	3.21	1.25	to	1.95	7.89	to	7.15
	12/31/2009	(1)	297,919	1.05	to	1.05	313,734	—	1.25	to	1.95	5.38	to	4.88
JPMorgan Insurance Trust International Equity Class 1 Shares
	12/31/2013		438,346	1.79	to	1.74	780,765	1.92	1.25	to	1.95	14.03	to	13.25
	12/31/2012		339,140	1.57	to	1.53	530,677	2.06	1.25	to	1.95	19.56	to	18.73
	12/31/2011		391,700	1.31	to	1.29	513,063	1.65	1.25	to	1.95	(12.54)	to	(13.14)
	12/31/2010		192,540	1.50	to	1.49	288,899	0.25	1.25	to	1.95	5.84	to	5.11
	12/31/2009	(1)	71,787	1.42	to	1.41	101,846	—	1.25	to	1.95	42.02	to	41.36
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
	12/31/2013		52,141	2.51	to	2.43	130,801	1.02	1.25	to	1.95	30.67	to	29.77
	12/31/2012		52,144	1.92	to	1.87	100,145	1.04	1.25	to	1.95	18.88	to	18.06
	12/31/2011		52,148	1.62	to	1.59	84,276	1.29	1.25	to	1.95	0.90	to	0.21
	12/31/2010		52,152	1.60	to	1.58	83,560	1.13	1.25	to	1.95	21.93	to	21.09
	12/31/2009	(1)	59,841	1.31	to	1.31	78,654	—	1.25	to	1.95	31.49	to	30.87
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
	12/31/2013		2,738	2.60	to	2.52	7,070	0.74	1.25	to	1.95	40.54	to	39.58
	12/31/2012		7,078	1.85	to	1.80	13,016	0.20	1.25	to	1.95	18.24	to	17.43
	12/31/2011		7,135	1.56	to	1.53	11,112	0.12	1.25	to	1.95	(5.94)	to	(6.59)
	12/31/2010		7,198	1.66	to	1.64	11,935	—	1.25	to	1.95	25.56	to	24.70
	12/31/2009	(1)	7,259	1.32	to	1.32	9,599	—	1.25	to	1.95	32.36	to	31.74
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
	12/31/2013		26,525	2.30	to	2.23	60,806	1.26	1.25	to	1.95	34.54	to	33.61
	12/31/2012		26,813	1.71	to	1.67	45,715	1.48	1.25	to	1.95	16.19	to	15.38
	12/31/2011		27,117	1.47	to	1.44	39,817	—	1.25	to	1.95	(3.08)	to	(3.74)
	12/31/2010		—	1.52	to	1.50	—	—	1.25	to	1.95	12.17	to	11.41
	12/31/2009	(1)	—	1.35	to	1.35	—	—	1.25	to	1.95	35.27	to	34.63
MFS® New Discovery Service Class
	12/31/2013		2,827,122	2.23	to	2.14	7,243,325	—	1.15	to	1.95	39.61	to	38.52
	12/31/2012		3,306,787	1.60	to	1.54	6,060,367	—	1.15	to	1.95	19.52	to	18.57
	12/31/2011		1,433,185	1.34	to	1.30	2,093,106	—	1.15	to	1.95	(11.51)	to	(12.20)
	12/31/2010		405,273	1.51	to	1.48	709,858	—	1.15	to	1.95	34.40	to	33.34
	12/31/2009		129,310	1.12	to	1.11	175,606	—	1.15	to	1.95	61.07	to	59.81
MFS® Total Return Service Class
	12/31/2013		1,224,187	1.39	to	1.53	1,903,955	1.64	1.15	to	1.95	17.39	to	16.47
	12/31/2012		1,346,339	1.18	to	1.31	1,788,262	2.48	1.15	to	1.95	9.67	to	8.80
	12/31/2011		1,740,113	1.08	to	1.20	2,082,849	2.55	1.15	to	1.95	0.43	to	(0.35)
	12/31/2010		980,621	1.07	to	1.21	1,211,195	2.16	1.15	to	1.95	8.39	to	7.54
	12/31/2009		505,274	0.99	to	1.12	591,552	1.77	1.15	to	1.95	16.39	to	15.47
TA Aegon High Yield Bond Initial Class
	12/31/2013		62,132	$1.19	to	$1.70	140,297	5.32	0.45	to	1.90	6.12	to	4.61
	12/31/2012		86,074	1.66	to	1.63	164,087	6.02	0.45	to	1.90	15.91	to	15.17
	12/31/2011		84,568	1.71	to	1.41	139,287	6.70	1.25	to	1.90	3.48	to	2.82
	12/31/2010		130,093	1.65	to	1.37	207,274	13.41	1.25	to	1.90	11.05	to	10.34
	12/31/2009		160,307	1.48	to	1.25	230,299	8.96	1.25	to	1.90	45.42	to	44.49

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Aegon High Yield Bond Service Class
	12/31/2013		2,593,445	$1.60	to	$1.70	$4,808,613	5.98%	1.15%	to	1.95%	5.12%	to	4.29%
	12/31/2012		1,977,400	1.52	to	1.63	3,311,088	5.53	1.15	to	1.95	15.76	to	14.85
	12/31/2011		1,504,010	1.32	to	1.42	2,147,896	8.13	1.15	to	1.95	3.35	to	2.54
	12/31/2010		622,537	1.27	to	1.38	865,235	15.88	1.15	to	1.95	10.89	to	10.02
	12/31/2009		202,905	1.15	to	1.26	250,953	7.61	1.15	to	1.95	45.19	to	44.05
TA Aegon Money Market Initial Class
	12/31/2013		268,180	1.04	to	0.97	371,427	0.01	1.25	to	1.90	(1.23)	to	(1.86)
	12/31/2012		323,812	1.05	to	0.99	454,737	0.01	1.25	to	1.90	(1.24)	to	(1.87)
	12/31/2011		178,134	1.07	to	1.01	253,669	0.01	1.25	to	1.90	(1.22)	to	(1.85)
	12/31/2010		253,203	1.08	to	1.03	365,583	0.01	1.25	to	1.90	(1.23)	to	(1.86)
	12/31/2009		276,140	1.09	to	1.05	404,257	0.16	1.25	to	1.90	(1.10)	to	(1.74)
TA Aegon Money Market Service Class
	12/31/2013		19,530,196	0.99	to	0.95	41,003,054	0.01	0.45	to	1.95	(0.44)	to	(1.91)
	12/31/2012		13,671,844	1.00	to	0.97	13,803,900	0.01	0.45	to	1.95	(0.99)	to	(1.92)
	12/31/2011		14,149,682	0.97	to	0.99	14,467,349	0.01	1.00	to	1.95	(0.98)	to	(1.90)
	12/31/2010		4,752,198	0.98	to	1.01	4,935,384	0.00	1.00	to	1.95	(0.99)	to	(1.91)
	12/31/2009		2,926,377	0.99	to	1.03	3,091,013	0.03	1.00	to	1.95	(0.98)	to	(1.90)
TA Aegon Tactical Vanguard ETF - Balanced Service Class
	12/31/2013		31,068,876	1.16	to	1.11	56,227,242	0.61	0.45	to	1.95	10.62	to	8.99
	12/31/2012		12,789,199	1.05	to	1.02	13,133,992	0.16	0.45	to	1.95	7.22	to	6.22
	12/31/2011	(1)	640,359	0.96	to	0.96	616,270	—	1.00	to	1.95	—	to	—
TA Aegon Tactical Vanguard ETF - Conservative Service Class
	12/31/2013		12,761,034	1.11	to	1.08	17,995,165	1.18	0.45	to	1.95	6.59	to	5.02
	12/31/2012		9,990,889	1.05	to	1.02	10,318,056	0.42	0.45	to	1.95	5.72	to	4.73
	12/31/2011	(1)	4,511,768	0.98	to	0.98	4,424,846	—	1.00	to	1.95	—	to	—
TA Aegon Tactical Vanguard ETF - Growth Service Class
	12/31/2013		16,804,541	1.23	to	1.14	30,703,256	0.93	0.45	to	1.95	15.98	to	14.28
	12/31/2012		9,243,757	1.06	to	1.00	9,309,067	0.75	0.45	to	1.95	9.85	to	8.82
	12/31/2011	(1)	2,611,474	0.92	to	0.92	2,402,550	—	1.00	to	1.95	—	to	—
TA Aegon U.S. Government Securities Initial Class
	12/31/2013		200,641	1.43	to	1.26	392,878	2.33	1.25	to	1.90	(3.44)	to	(4.06)
	12/31/2012		218,889	1.48	to	1.31	444,550	1.63	1.25	to	1.90	3.84	to	3.17
	12/31/2011		329,971	1.43	to	1.27	646,341	2.72	1.25	to	1.90	6.28	to	5.61
	12/31/2010		377,384	1.34	to	1.20	696,553	3.38	1.25	to	1.90	3.11	to	2.46
	12/31/2009		538,219	1.30	to	1.17	964,838	2.32	1.25	to	1.90	3.18	to	2.52
TA Aegon U.S. Government Securities Service Class
	12/31/2013		14,372,501	1.00	to	1.20	26,764,225	2.26	0.45	to	1.95	(2.92)	to	(4.35)
	12/31/2012		22,228,708	1.25	to	1.27	28,835,995	1.70	0.45	to	1.95	3.82	to	2.85
	12/31/2011		21,761,127	1.18	to	1.24	27,198,337	2.41	1.00	to	1.95	6.23	to	5.24
	12/31/2010		11,864,867	1.11	to	1.18	14,065,032	3.56	1.00	to	1.95	3.19	to	2.23
	12/31/2009		6,147,472	1.08	to	1.15	7,139,588	2.05	1.00	to	1.95	3.16	to	2.20
TA AllianceBernstein Dynamic Allocation Initial Class
	12/31/2013		41,058	1.62	to	1.32	65,291	1.17	1.25	to	1.90	5.86	to	5.19
	12/31/2012		39,894	1.53	to	1.26	60,017	0.85	1.25	to	1.90	4.82	to	4.15
	12/31/2011		37,745	1.46	to	1.21	54,251	0.80	1.25	to	1.90	0.56	to	(0.08)
	12/31/2010		38,368	1.45	to	1.21	54,921	7.88	1.25	to	1.90	7.94	to	7.25
	12/31/2009		11,822	1.34	to	1.13	15,700	4.05	1.25	to	1.90	29.68	to	28.85
TA AllianceBernstein Dynamic Allocation Service Class
	12/31/2013		10,720,245	1.10	to	1.33	15,864,132	1.00	0.45	to	1.95	6.41	to	4.84
	12/31/2012		9,833,210	1.12	to	1.27	12,209,061	0.75	0.45	to	1.95	4.59	to	3.76
	12/31/2011		7,661,532	1.10	to	1.23	9,065,437	0.98	1.15	to	1.95	0.51	to	(0.28)
	12/31/2010		1,524,235	1.09	to	1.23	1,880,199	4.57	1.15	to	1.95	7.91	to	7.06
	12/31/2009		218,958	1.01	to	1.15	276,657	3.51	1.15	to	1.95	29.67	to	28.66

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Asset Allocation - Conservative Initial Class
	12/31/2013	35,716	$1.68	to	$1.43	$58,894	3.68%	1.25%	to	1.90%	8.02%	to	7.33%
	12/31/2012	67,315	1.55	to	1.34	102,912	3.41	1.25	to	1.90	6.13	to	5.45
	12/31/2011	106,253	1.46	to	1.27	153,293	2.57	1.25	to	1.90	1.39	to	0.75
	12/31/2010	130,759	1.44	to	1.26	186,335	3.23	1.25	to	1.90	7.59	to	6.90
	12/31/2009	137,937	1.34	to	1.18	182,973	2.49	1.25	to	1.90	23.68	to	22.89
TA Asset Allocation - Conservative Service Class
	12/31/2013	33,312,344	1.13	to	1.45	54,439,830	3.05	0.45	to	1.95	8.60	to	7.00
	12/31/2012	31,209,493	1.04	to	1.35	43,570,834	3.07	0.45	to	1.95	5.97	to	5.14
	12/31/2011	24,139,988	1.15	to	1.28	31,687,943	2.65	1.15	to	1.95	1.20	to	0.40
	12/31/2010	15,061,377	1.14	to	1.28	19,880,010	3.27	1.15	to	1.95	7.47	to	6.63
	12/31/2009	9,585,583	1.06	to	1.20	12,105,438	4.39	1.15	to	1.95	23.48	to	22.52
TA Asset Allocation - Growth Initial Class
	12/31/2013	83,520	1.79	to	1.59	146,651	0.85	1.25	to	1.90	25.25	to	24.45
	12/31/2012	45,481	1.43	to	1.28	63,855	1.29	1.25	to	1.90	11.20	to	10.49
	12/31/2011	49,928	1.28	to	1.16	63,133	1.37	1.25	to	1.90	(6.58)	to	(7.18)
	12/31/2010	31,855	1.37	to	1.25	43,183	1.11	1.25	to	1.90	13.53	to	12.81
	12/31/2009	31,932	1.21	to	1.11	38,184	2.47	1.25	to	1.90	28.22	to	27.40
TA Asset Allocation - Growth Service Class
	12/31/2013	3,835,267	1.32	to	1.63	6,095,272	1.06	0.45	to	1.95	25.82	to	23.97
	12/31/2012	3,079,013	1.05	to	1.32	3,927,834	1.08	0.45	to	1.95	11.11	to	10.23
	12/31/2011	2,585,872	0.95	to	1.20	3,059,442	0.93	1.15	to	1.95	(6.77)	to	(7.50)
	12/31/2010	2,140,621	1.02	to	1.29	2,722,610	0.85	1.15	to	1.95	13.35	to	12.46
	12/31/2009	2,059,483	0.90	to	1.15	2,560,873	2.49	1.15	to	1.95	28.07	to	27.07
TA Asset Allocation - Moderate Initial Class
	12/31/2013	615,879	1.76	to	1.52	1,065,321	2.47	1.25	to	1.90	12.10	to	11.38
	12/31/2012	625,757	1.57	to	1.37	967,012	2.67	1.25	to	1.90	8.08	to	7.39
	12/31/2011	668,707	1.45	to	1.27	957,577	2.17	1.25	to	1.90	(0.65)	to	(1.29)
	12/31/2010	857,598	1.46	to	1.29	1,237,967	3.07	1.25	to	1.90	9.01	to	8.32
	12/31/2009	748,054	1.34	to	1.19	992,017	4.49	1.25	to	1.90	24.84	to	24.05
TA Asset Allocation - Moderate Service Class
	12/31/2013	115,593,525	1.18	to	1.55	221,957,877	2.38	0.45	to	1.95	12.73	to	11.07
	12/31/2012	96,011,691	1.05	to	1.39	141,669,166	2.66	0.45	to	1.95	7.86	to	7.01
	12/31/2011	62,966,719	1.13	to	1.30	86,581,469	2.34	1.15	to	1.95	(0.85)	to	(1.62)
	12/31/2010	30,478,867	1.14	to	1.32	42,494,257	2.97	1.15	to	1.95	8.89	to	8.03
	12/31/2009	21,164,098	1.04	to	1.22	27,635,516	4.33	1.15	to	1.95	24.76	to	23.78
TA Asset Allocation - Moderate Growth Initial Class
	12/31/2013	153,714	1.80	to	1.58	275,097	2.38	1.25	to	1.90	17.91	to	17.16
	12/31/2012	214,324	1.52	to	1.35	324,237	2.46	1.25	to	1.90	9.27	to	8.57
	12/31/2011	248,447	1.39	to	1.24	343,791	2.07	1.25	to	1.90	(3.22)	to	(3.84)
	12/31/2010	268,594	1.44	to	1.29	384,132	2.01	1.25	to	1.90	11.34	to	10.63
	12/31/2009	344,628	1.29	to	1.17	442,525	3.29	1.25	to	1.90	26.58	to	25.77
TA Asset Allocation - Moderate Growth Service Class
	12/31/2013	68,282,174	1.24	to	1.61	128,458,358	2.17	0.45	to	1.95	18.51	to	16.77
	12/31/2012	65,243,774	1.05	to	1.38	93,631,084	2.29	0.45	to	1.95	9.11	to	8.25
	12/31/2011	57,980,677	1.05	to	1.27	76,522,250	1.83	1.15	to	1.95	(3.38)	to	(4.14)
	12/31/2010	56,772,643	1.08	to	1.33	77,188,491	2.12	1.15	to	1.95	11.13	to	10.26
	12/31/2009	49,180,141	0.98	to	1.21	60,873,972	3.34	1.15	to	1.95	26.42	to	25.43
TA Barrow Hanley Dividend Focused Initial Class
	12/31/2013	1,867,664	1.37	to	1.71	3,838,988	2.33	0.45	to	1.90	29.66	to	27.82
	12/31/2012	2,195,072	1.15	to	1.34	3,506,520	1.82	0.45	to	1.90	10.34	to	9.63
	12/31/2011	2,414,115	1.33	to	1.22	3,501,409	1.71	1.25	to	1.90	1.47	to	0.82
	12/31/2010	2,826,796	1.31	to	1.21	4,048,223	0.88	1.25	to	1.90	9.08	to	8.39
	12/31/2009	1,295,997	1.20	to	1.12	1,707,035	0.42	1.25	to	1.90	12.58	to	11.87

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Barrow Hanley Dividend Focused Service Class
	12/31/2013		2,042,352	$1.28	to	$1.82	$4,214,038	2.10%	1.15%	to	1.95%	28.45%	to	27.44%
	12/31/2012		5,187,651	1.00	to	1.43	7,871,863	1.74	1.15	to	1.95	10.20	to	9.33
	12/31/2011		2,236,795	0.91	to	1.30	3,187,834	1.38	1.15	to	1.95	1.29	to	0.50
	12/31/2010		1,254,551	0.90	to	1.30	1,732,979	0.85	1.15	to	1.95	8.90	to	8.05
	12/31/2009		300,617	0.82	to	1.20	386,650	1.21	1.15	to	1.95	12.42	to	11.54
TA BlackRock Global Allocation Service Class
	12/31/2013		36,030,640	1.18	to	1.47	55,988,891	1.14	0.45	to	2.05	13.92	to	12.13
	12/31/2012		34,316,080	1.04	to	1.31	45,873,956	2.33	0.45	to	2.05	8.61	to	7.76
	12/31/2011		30,352,416	1.24	to	1.22	37,446,891	0.69	1.25	to	2.05	(5.01)	to	(5.75)
	12/31/2010		16,666,042	1.31	to	1.29	21,689,890	0.50	1.25	to	2.05	8.42	to	7.57
	12/31/2009	(1)	3,725,850	1.21	to	1.20	4,486,119	—	1.25	to	2.05	20.60	to	19.96
TA BlackRock Tactical Allocation Service Class
	12/31/2013		33,268,265	1.18	to	1.59	66,492,168	1.40	0.45	to	1.95	11.84	to	10.20
	12/31/2012		24,436,673	1.05	to	1.44	35,871,490	1.48	0.45	to	1.95	8.76	to	7.90
	12/31/2011		10,049,931	1.36	to	1.34	13,601,215	1.18	1.15	to	1.95	2.57	to	1.76
	12/31/2010		5,868,130	1.33	to	1.31	7,764,924	0.45	1.15	to	1.95	9.98	to	9.12
	12/31/2009	(1)	1,324,259	1.21	to	1.20	1,598,789	—	1.15	to	1.95	20.97	to	20.34
TA BNP Paribas Large Cap Growth Initial Class
	12/31/2013		340,616	1.44	to	1.87	1,772,939	0.99	0.45	to	1.90	32.50	to	30.62
	12/31/2012		441,843	1.43	to	1.44	1,719,363	0.84	0.45	to	1.90	15.68	to	14.94
	12/31/2011		588,587	1.26	to	1.25	1,995,362	0.72	1.25	to	1.90	(3.47)	to	(4.09)
	12/31/2010		661,498	1.30	to	1.30	2,331,395	0.68	1.25	to	1.90	17.70	to	16.95
	12/31/2009		675,395	1.11	to	1.11	2,026,052	0.81	1.25	to	1.90	43.62	to	42.70
TA BNP Paribas Large Cap Growth Service Class
	12/31/2013		3,636,014	1.69	to	1.90	7,755,616	0.81	1.15	to	1.95	31.30	to	30.27
	12/31/2012		3,035,386	1.29	to	1.46	4,696,125	0.99	1.15	to	1.95	15.49	to	14.58
	12/31/2011		458,821	1.11	to	1.27	571,323	0.64	1.15	to	1.95	(3.64)	to	(4.39)
	12/31/2010		227,659	1.15	to	1.33	331,486	0.58	1.15	to	1.95	17.52	to	16.60
	12/31/2009		138,526	0.98	to	1.14	170,111	0.81	1.15	to	1.95	43.44	to	42.31
TA Clarion Global Real Estate Securities Initial Class
	12/31/2013		22,067	1.19	to	1.87	52,521	5.50	0.45	to	1.90	3.43	to	1.96
	12/31/2012		22,372	1.39	to	1.84	51,946	3.56	0.45	to	1.90	23.70	to	22.91
	12/31/2011		22,389	1.90	to	1.49	42,064	7.90	1.25	to	1.90	(6.90)	to	(7.49)
	12/31/2010		16,210	2.04	to	1.62	32,803	6.11	1.25	to	1.90	14.24	to	13.51
	12/31/2009		18,912	1.78	to	1.42	33,495	—	1.25	to	1.90	31.77	to	30.93
TA Clarion Global Real Estate Securities Service Class
	12/31/2013		1,851,330	1.11	to	1.89	3,363,372	5.62	1.15	to	1.95	2.53	to	1.72
	12/31/2012		1,368,300	1.08	to	1.85	2,269,443	3.57	1.15	to	1.95	23.55	to	22.58
	12/31/2011		841,211	0.87	to	1.51	1,134,570	7.10	1.15	to	1.95	(7.08)	to	(7.80)
	12/31/2010		521,494	0.94	to	1.64	770,080	6.54	1.15	to	1.95	13.99	to	13.10
	12/31/2009		206,402	0.83	to	1.45	281,225	—	1.15	to	1.95	31.49	to	30.46
TA Hanlon Income Service Class
	12/31/2013		2,508,360	1.04	to	1.02	2,898,125	3.90	0.45	to	1.95	2.48	to	0.97
	12/31/2012		3,294,910	1.04	to	1.01	3,377,422	2.22	0.45	to	1.95	2.29	to	1.48
	12/31/2011		3,318,333	1.01	to	0.99	3,334,762	1.39	1.15	to	1.95	1.76	to	0.96
	12/31/2010		3,494,954	0.99	to	0.99	3,462,522	0.27	1.15	to	1.95	(1.02)	to	(1.80)
	12/31/2009	(1)	2,491	1.00	to	1.00	2,500	—	1.15	to	1.95	0.41	to	0.32
TA ING Balanced Allocation Service Class
	12/31/2013	(1)	1,498	10.63	to	10.57	15,909	—	1.15	to	2.00	—	to	—
TA ING Conservative Allocation Service Class
	12/31/2013	(1)	1,552	10.21	to	10.15	15,829	—	1.15	to	2.00	—	to	—
TA ING Intermediate Bond Service Class
	12/31/2013	(1)	—	9.58	to	9.52	—	—	1.15	to	2.00	—	to	—
TA ING Large Cap Growth Service Class
	12/31/2013	(1)	—	11.75	to	11.68	—	—	1.15	to	2.00	—	to	—

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA ING Limited Maturity Bond Service Class
	12/31/2013	(1)	4,711	$9.91	to	$9.86	$46,655	—%	1.15%	to	2.00%	—%	to	—%
TA ING Mid Cap Opportunities Service Class
	12/31/2013	(1)	—	11.73	to	11.66	—	—	1.15	to	2.00	—	to	—
TA ING Moderate Growth Allocation Service Class
	12/31/2013	(1)	—	11.03	to	10.97	—	—	1.15	to	2.00	—	to	—
TA International Moderate Growth Service Class
	12/31/2013		21,520,089	1.19	to	1.03	27,779,613	1.90	0.45	to	1.95	11.96	to	10.31
	12/31/2012		18,158,917	1.06	to	0.94	17,563,626	2.83	0.45	to	1.95	11.20	to	10.32
	12/31/2011		13,843,772	0.94	to	0.85	12,042,962	1.90	1.15	to	1.95	(8.58)	to	(9.30)
	12/31/2010		12,610,068	1.02	to	0.94	12,036,697	2.55	1.15	to	1.95	8.99	to	8.13
	12/31/2009		10,595,332	0.94	to	0.87	9,303,646	2.58	1.15	to	1.95	27.86	to	26.86
TA Janus Balanced Service Class
	12/31/2013		9,040,332	1.26	to	1.12	15,597,184	0.78	0.45	to	1.95	18.49	to	16.74
	12/31/2012		3,547,649	1.06	to	0.96	3,462,061	—	0.45	to	1.95	11.21	to	10.34
	12/31/2011		1,379,311	0.89	to	0.87	1,214,507	0.16	1.15	to	1.95	(11.82)	to	(12.51)
	12/31/2010		564,672	1.01	to	1.00	565,612	0.19	1.15	to	1.95	1.93	to	1.13
	12/31/2009	(1)	12,510	0.99	to	0.99	12,333	—	1.15	to	1.95	(1.38)	to	(1.47)
TA Jennison Growth Initial Class
	12/31/2013		1,426,689	1.46	to	1.87	2,088,334	0.26	0.45	to	1.90	37.09	to	35.14
	12/31/2012		1,707,271	1.35	to	1.38	1,840,076	0.07	0.45	to	1.90	14.33	to	13.60
	12/31/2011		2,103,003	0.96	to	1.22	1,985,265	0.12	1.25	to	1.90	(1.85)	to	(2.48)
	12/31/2010		2,325,635	0.98	to	1.25	2,240,082	0.05	1.25	to	1.90	10.88	to	10.17
	12/31/2009		255,410	0.88	to	1.13	222,257	0.15	1.25	to	1.90	39.26	to	38.37
TA Jennison Growth Service Class
	12/31/2013		4,408,276	1.78	to	1.85	9,292,701	0.07	1.15	to	1.95	35.74	to	34.67
	12/31/2012		3,985,152	1.31	to	1.37	5,977,859	—	1.15	to	1.95	14.09	to	13.19
	12/31/2011		1,743,989	1.15	to	1.21	2,358,279	—	1.15	to	1.95	(1.90)	to	(2.67)
	12/31/2010		710,579	1.17	to	1.24	984,045	0.03	1.15	to	1.95	10.70	to	9.83
	12/31/2009		114,001	1.06	to	1.13	149,386	—	1.15	to	1.95	39.09	to	38.00
TA JPMorgan Core Bond Service Class
	12/31/2013		5,404,361	1.01	to	1.03	7,409,619	2.94	0.45	to	1.95	(2.57)	to	(4.00)
	12/31/2012		4,215,614	1.10	to	1.07	4,541,364	2.84	0.45	to	1.95	3.56	to	2.74
	12/31/2011	(1)	1,375,323	1.05	to	1.04	1,436,021	3.19	1.15	to	1.95	—	to	—
TA JPMorgan Enhanced Index Initial Class
	12/31/2013		244,348	1.45	to	1.66	541,382	0.66	0.45	to	1.90	31.92	to	30.05
	12/31/2012		260,637	1.29	to	1.28	442,008	1.21	0.45	to	1.90	14.91	to	14.17
	12/31/2011		388,931	1.01	to	1.12	575,064	1.21	1.25	to	1.90	(0.50)	to	(1.14)
	12/31/2010		425,131	1.01	to	1.13	634,385	1.35	1.25	to	1.90	13.76	to	13.03
	12/31/2009		511,675	0.89	to	1.00	662,521	2.09	1.25	to	1.90	27.99	to	27.17
TA JPMorgan Enhanced Index Service Class
	12/31/2013		223,242	1.54	to	1.71	448,924	0.56	1.15	to	1.95	30.63	to	29.61
	12/31/2012		150,883	1.18	to	1.32	192,454	0.97	1.15	to	1.95	14.77	to	13.86
	12/31/2011		105,155	1.03	to	1.16	121,663	1.08	1.15	to	1.95	(0.67)	to	(1.44)
	12/31/2010		133,806	1.04	to	1.17	167,268	1.71	1.15	to	1.95	13.55	to	12.66
	12/31/2009		26,763	0.91	to	1.04	33,378	1.28	1.15	to	1.95	27.85	to	26.84
TA JPMorgan Mid Cap Value Service Class
	12/31/2013		4,415,296	1.49	to	1.88	10,486,357	0.40	0.45	to	1.95	30.88	to	28.95
	12/31/2012		3,860,875	1.14	to	1.46	5,704,726	0.75	0.45	to	1.95	18.86	to	17.93
	12/31/2011		990,822	1.26	to	1.24	1,238,348	1.00	1.15	to	1.95	0.58	to	(0.21)
	12/31/2010		131,838	1.25	to	1.24	164,089	2.68	1.15	to	1.95	21.43	to	20.47
	12/31/2009	(1)	1,942	1.03	to	1.03	2,000	—	1.15	to	1.95	3.01	to	2.91

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Tactical Allocation Service Class
	12/31/2013		19,949,918	$1.10	to	$1.08	$30,794,952	1.08%	0.45%	to	1.95%	4.82%	to	3.28%
	12/31/2012		14,296,793	1.07	to	1.05	15,073,054	0.63	0.45	to	1.95	6.24	to	5.40
	12/31/2011	(1)	2,836,026	1.00	to	0.99	2,823,875	1.02	1.15	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
	12/31/2013		14,019,229	1.08	to	1.08	26,970,451	0.24	0.45	to	1.95	8.88	to	7.28
	12/31/2012	(1)	4,608,121	1.02	to	1.01	4,653,300	—	0.45	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
	12/31/2013		9,288,777	1.14	to	1.14	20,070,907	0.21	0.45	to	1.95	15.09	to	13.40
	12/31/2012	(1)	2,788,564	1.01	to	1.00	2,801,716	—	0.45	to	1.95	—	to	—
TA Market Participation Strategy Service Class
	12/31/2013		4,873,843	1.13	to	1.11	12,392,847	—	0.45	to	1.95	13.78	to	12.11
	12/31/2012	(1)	728,061	0.99	to	0.99	720,954	—	0.45	to	1.95	—	to	—
TA MFS International Equity Initial Class
	12/31/2013		49,155	1.33	to	1.75	72,262	1.17	0.45	to	1.90	17.56	to	15.89
	12/31/2012		49,166	1.43	to	1.51	62,062	1.64	0.45	to	1.90	20.64	to	19.87
	12/31/2011		50,143	1.06	to	1.26	52,546	1.88	1.25	to	1.90	(11.17)	to	(11.73)
	12/31/2010		8,014	1.20	to	1.43	9,467	1.40	1.25	to	1.90	9.13	to	8.44
	12/31/2009		8,076	1.10	to	1.32	8,755	2.73	1.25	to	1.90	31.05	to	30.21
TA MFS International Equity Service Class
	12/31/2013		995,804	1.35	to	1.83	2,398,959	1.22	1.15	to	1.95	16.43	to	15.52
	12/31/2012		784,016	1.16	to	1.58	1,119,091	1.52	1.15	to	1.95	20.48	to	19.53
	12/31/2011		519,700	0.97	to	1.33	578,305	1.21	1.15	to	1.95	(11.24)	to	(11.93)
	12/31/2010		312,759	1.09	to	1.51	458,883	1.67	1.15	to	1.95	9.05	to	8.20
	12/31/2009		70,077	1.00	to	1.39	88,314	2.12	1.15	to	1.95	30.73	to	29.71
TA Morgan Stanley Capital Growth Initial Class
	12/31/2013		20,201	1.89	to	1.87	41,179	0.69	1.25	to	1.90	46.42	to	45.49
	12/31/2012		20,240	1.29	to	1.29	28,219	—	1.25	to	1.90	14.11	to	13.38
	12/31/2011		20,281	1.13	to	1.13	24,817	—	1.25	to	1.90	(6.97)	to	(7.56)
	12/31/2010		87,886	1.21	to	1.23	115,765	0.89	1.25	to	1.90	25.86	to	25.06
	12/31/2009		88,946	0.97	to	0.98	92,211	2.42	1.25	to	1.90	26.33	to	25.52
TA Morgan Stanley Capital Growth Service Class
	12/31/2013		500,196	1.72	to	1.93	1,052,865	0.51	1.15	to	1.95	46.20	to	45.06
	12/31/2012		465,486	1.18	to	1.33	630,426	—	1.15	to	1.95	13.89	to	12.99
	12/31/2011		525,278	1.03	to	1.18	579,273	—	1.15	to	1.95	(7.06)	to	(7.78)
	12/31/2010		245,780	1.11	to	1.28	338,026	0.70	1.15	to	1.95	25.64	to	24.66
	12/31/2009		175,286	0.89	to	1.02	208,048	2.12	1.15	to	1.95	26.12	to	25.13
TA Morgan Stanley Mid-Cap Growth Initial Class
	12/31/2013		36,941	1.39	to	2.14	54,906	0.82	0.45	to	1.90	38.52	to	36.55
	12/31/2012		38,621	1.58	to	1.56	41,828	—	0.45	to	1.90	7.73	to	7.04
	12/31/2011		82,859	1.02	to	1.46	83,380	0.31	1.25	to	1.90	(7.86)	to	(8.45)
	12/31/2010		66,790	1.11	to	1.60	73,022	0.13	1.25	to	1.90	32.25	to	31.41
	12/31/2009		55,836	0.84	to	1.21	46,228	—	1.25	to	1.90	58.58	to	57.57
TA Morgan Stanley Mid-Cap Growth Service Class
	12/31/2013		1,427,218	2.03	to	2.02	3,367,567	0.60	1.15	to	1.95	37.25	to	36.17
	12/31/2012		1,851,803	1.48	to	1.49	2,936,120	—	1.15	to	1.95	7.53	to	6.68
	12/31/2011		1,905,110	1.38	to	1.39	2,750,031	0.22	1.15	to	1.95	(7.97)	to	(8.69)
	12/31/2010		295,317	1.50	to	1.52	496,082	0.02	1.15	to	1.95	32.06	to	31.03
	12/31/2009		57,907	1.13	to	1.16	75,089	—	1.15	to	1.95	58.30	to	57.06
TA Multi-Managed Balanced Initial Class
	12/31/2013		23,192	2.04	to	1.82	46,465	1.60	1.25	to	1.90	16.63	to	15.89
	12/31/2012		23,192	1.75	to	1.57	39,897	0.00	1.25	to	1.90	11.17	to	10.46
	12/31/2011		—	1.57	to	1.42	—	—	1.25	to	1.90	2.75	to	2.10
	12/31/2010		—	1.53	to	1.39	—	—	1.25	to	1.90	22.59	to	21.81
	12/31/2009		—	1.25	to	1.14	—	—	1.25	to	1.90	24.74	to	23.94

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Multi-Managed Balanced Service Class
	12/31/2013		3,663,589	1.26	to	1.81	$6,706,218	1.52%	0.45%	to	1.95%	17.23%	to	15.50%
	12/31/2012		2,836,668	1.31	to	1.57	4,481,180	1.45	0.45	to	1.95	11.11	to	10.24
	12/31/2011		2,609,105	1.24	to	1.42	3,671,757	2.35	1.15	to	1.95	2.57	to	1.77
	12/31/2010		1,857,167	1.21	to	1.40	2,631,533	0.49	1.15	to	1.95	22.48	to	21.51
	12/31/2009		704,957	0.99	to	1.15	784,486	1.93	1.15	to	1.95	24.50	to	23.53
TA Multi-Manager Alt Strategies Service Class
	12/31/2013	(1)	598	10.23	to	10.21	6,116	—	0.45	to	1.65	0.00	to	0.00
TA PIMCO Real Return TIPS Service Class
	12/31/2013		13,261,771	0.94	to	0.98	14,478,869	0.34	0.45	to	1.95	(9.95)	to	(11.28)
	12/31/2012		13,767,765	1.14	to	1.11	15,370,289	0.26	0.45	to	1.95	5.08	to	4.25
	12/31/2011	(1)	4,114,180	1.07	to	1.06	4,386,948	—	1.15	to	1.95	—	to	—
TA PIMCO Tactical - Balanced Service Class
	12/31/2013		9,401,250	1.10	to	0.99	16,381,046	0.65	0.45	to	1.95	11.35	to	9.71
	12/31/2012		3,645,065	0.99	to	0.91	3,358,618	1.49	0.45	to	1.95	(0.17)	to	(0.96)
	12/31/2011		1,562,351	0.93	to	0.92	1,443,848	1.21	1.15	to	1.95	(4.50)	to	(5.25)
	12/31/2010		1,506,654	0.97	to	0.97	1,462,772	0.54	1.15	to	1.95	(4.56)	to	(5.31)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.15	to	1.95	2.11	to	2.01
TA PIMCO Tactical - Conservative Service Class
	12/31/2013		3,388,194	1.07	to	0.94	4,859,792	0.73	0.45	to	1.95	7.67	to	6.09
	12/31/2012		1,792,209	0.99	to	0.89	1,613,212	1.19	0.45	to	1.95	0.37	to	(0.43)
	12/31/2011		916,713	0.91	to	0.89	824,736	1.44	1.15	to	1.95	(8.51)	to	(9.23)
	12/31/2010		759,928	0.99	to	0.98	749,706	0.86	1.15	to	1.95	(3.23)	to	(3.99)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.15	to	1.95	2.28	to	2.19
TA PIMCO Tactical - Growth Service Class
	12/31/2013		5,087,552	1.14	to	0.98	8,054,694	0.83	0.45	to	1.95	16.28	to	14.57
	12/31/2012		1,751,213	0.98	to	0.85	1,512,853	0.41	0.45	to	1.95	(0.46)	to	(1.25)
	12/31/2011		630,345	0.88	to	0.86	550,036	1.26	1.15	to	1.95	(12.62)	to	(13.30)
	12/31/2010		534,657	1.00	to	0.99	534,937	1.47	1.15	to	1.95	(1.83)	to	(2.60)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.15	to	1.95	2.18	to	2.08
TA PIMCO Total Return Initial Class
	12/31/2013		271,387	1.58	to	1.36	420,257	1.91	1.25	to	1.90	(3.75)	to	(4.36)
	12/31/2012		344,743	1.64	to	1.42	555,485	3.95	1.25	to	1.90	6.22	to	5.53
	12/31/2011		518,608	1.54	to	1.35	787,899	2.32	1.25	to	1.90	4.96	to	4.29
	12/31/2010		506,407	1.47	to	1.29	734,088	4.16	1.25	to	1.90	5.87	to	5.20
	12/31/2009		464,021	1.39	to	1.23	636,284	6.47	1.25	to	1.90	14.60	to	13.87
TA PIMCO Total Return Service Class
	12/31/2013		45,280,868	1.02	to	1.33	65,446,075	2.06	0.45	to	1.95	(3.20)	to	(4.62)
	12/31/2012		43,554,435	1.29	to	1.40	59,123,962	4.32	0.45	to	1.95	6.25	to	5.26
	12/31/2011		22,909,610	1.24	to	1.33	29,757,483	2.42	1.00	to	1.95	4.90	to	3.93
	12/31/2010		12,676,585	1.18	to	1.28	15,856,268	5.13	1.00	to	1.95	5.88	to	4.89
	12/31/2009		3,457,235	1.11	to	1.22	4,041,416	7.03	1.00	to	1.95	14.60	to	13.54
TA ProFunds UltraBear Service Class (OAM)
	12/31/2013		3,540,863	0.12	to	0.12	425,843	—	1.00	to	1.95	(45.65)	to	(46.16)
	12/31/2012		17,756,040	0.67	to	0.22	3,953,441	—	0.45	to	1.95	(30.13)	to	(30.79)
	12/31/2011		18,246,388	0.32	to	0.32	5,840,353	—	1.00	to	1.95	(20.74)	to	(21.48)
	12/31/2010		583,716	0.41	to	0.40	237,078	—	1.00	to	1.95	(27.49)	to	(28.17)
	12/31/2009	(1)	101,824	0.56	to	0.56	57,270	—	1.00	to	1.95	(43.58)	to	(43.93)

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Systematic Small/Mid Cap Value Initial Class
	12/31/2013		418,523	1.45	to	10.03	$3,611,831	0.42%	0.45%	to	1.55%	35.71%	to	34.24%
	12/31/2012		492,637	1.39	to	7.47	3,142,391	0.54	0.45	to	1.55	14.94	to	14.60
	12/31/2011		614,983	2.09	to	6.52	3,551,915	0.15	1.25	to	1.55	(3.86)	to	(4.14)
	12/31/2010		661,759	2.17	to	6.80	4,020,275	0.74	1.25	to	1.55	28.80	to	28.42
	12/31/2009		728,493	1.69	to	5.30	3,485,507	3.23	1.25	to	1.55	41.44	to	41.03
TA Systematic Small/Mid Cap Value Service Class
	12/31/2013		2,199,252	1.79	to	1.70	4,056,739	0.30	1.15	to	1.95	34.49	to	33.44
	12/31/2012		1,936,575	1.33	to	1.28	2,533,553	0.27	1.15	to	1.95	14.72	to	13.81
	12/31/2011		1,265,467	1.16	to	1.12	1,445,404	0.04	1.15	to	1.95	(3.96)	to	(4.71)
	12/31/2010		738,776	1.21	to	1.18	881,940	0.82	1.15	to	1.95	28.57	to	27.56
	12/31/2009		194,362	0.94	to	0.92	181,109	2.67	1.15	to	1.95	41.28	to	40.17
TA T. Rowe Price Small Cap Initial Class
	12/31/2013		180,817	1.51	to	2.26	331,926	0.07	0.45	to	1.90	43.42	to	41.39
	12/31/2012		199,364	1.59	to	1.60	257,578	—	0.45	to	1.90	14.26	to	13.52
	12/31/2011		201,461	1.44	to	1.41	228,149	—	1.25	to	1.90	0.44	to	(0.20)
	12/31/2010		189,760	1.44	to	1.41	214,274	—	1.25	to	1.90	32.77	to	31.92
	12/31/2009		114,718	1.08	to	1.07	97,711	—	1.25	to	1.90	36.99	to	36.12
TA T. Rowe Price Small Cap Service Class
	12/31/2013		4,912,670	2.18	to	2.28	14,082,513	—	1.15	to	1.95	42.07	to	40.95
	12/31/2012		4,271,914	1.53	to	1.62	7,692,095	—	1.15	to	1.95	14.09	to	13.19
	12/31/2011		1,529,018	1.34	to	1.43	2,411,201	—	1.15	to	1.95	0.36	to	(0.43)
	12/31/2010		492,368	1.34	to	1.44	809,041	—	1.15	to	1.95	32.54	to	31.50
	12/31/2009		102,181	1.01	to	1.09	129,777	—	1.15	to	1.95	36.76	to	35.68
TA TS&W International Equity Initial Class
	12/31/2013		486,627	1.35	to	1.62	1,084,356	2.29	0.45	to	1.90	23.79	to	22.03
	12/31/2012		583,020	1.24	to	1.33	1,054,272	2.23	0.45	to	1.90	15.30	to	14.56
	12/31/2011		682,230	1.09	to	1.16	1,073,083	1.40	1.25	to	1.90	(15.35)	to	(15.89)
	12/31/2010		743,147	1.29	to	1.38	1,383,627	1.99	1.25	to	1.90	7.14	to	6.46
	12/31/2009		832,249	1.20	to	1.30	1,449,664	0.16	1.25	to	1.90	24.33	to	23.54
TA TS&W International Equity Service Class
	12/31/2013		559,458	1.21	to	1.73	1,151,493	2.35	1.15	to	1.95	22.66	to	21.70
	12/31/2012		415,528	0.99	to	1.42	520,759	2.04	1.15	to	1.95	15.11	to	14.20
	12/31/2011		421,636	0.86	to	1.24	424,142	1.36	1.15	to	1.95	(15.54)	to	(16.20)
	12/31/2010		191,678	1.02	to	1.48	283,318	2.00	1.15	to	1.95	6.97	to	6.13
	12/31/2009		76,601	0.95	to	1.40	96,375	—	1.15	to	1.95	24.25	to	23.27
TA Vanguard ETF - Aggressive Growth Service Class
	12/31/2013		9,004,087	1.37	to	1.54	20,987,400	1.28	0.45	to	1.95	26.50	to	24.64
	12/31/2012		5,743,301	1.08	to	1.24	7,239,951	1.15	0.45	to	1.95	15.41	to	14.33
	12/31/2011		3,487,575	1.10	to	1.08	3,822,635	0.80	1.00	to	1.95	(4.87)	to	(5.75)
	12/31/2010		1,556,788	1.16	to	1.15	1,800,436	0.07	1.00	to	1.95	13.27	to	12.22
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.00	to	1.95	2.48	to	2.37
TA Vanguard ETF - Balanced Service Class
	12/31/2013		129,881,636	1.16	to	1.17	209,472,792	1.14	0.45	to	1.95	10.93	to	9.30
	12/31/2012		92,769,802	1.15	to	1.07	103,256,948	1.28	0.45	to	1.95	7.32	to	6.31
	12/31/2011		55,196,098	1.11	to	1.01	57,381,801	1.17	1.00	to	1.95	0.46	to	(0.47)
	12/31/2010		24,067,970	1.10	to	1.01	24,991,459	1.17	1.00	to	1.95	9.60	to	8.57
	12/31/2009		13,845,695	1.01	to	0.93	13,238,535	0.30	1.00	to	1.95	15.38	to	14.30
TA Vanguard ETF - Conservative Service Class
	12/31/2013		35,123,308	1.11	to	1.19	52,461,737	1.38	0.45	to	1.95	6.99	to	5.41
	12/31/2012		32,111,247	1.05	to	1.13	37,084,247	1.08	0.45	to	1.95	5.56	to	4.57
	12/31/2011		20,543,306	1.11	to	1.08	22,551,897	0.68	1.00	to	1.95	2.15	to	1.21
	12/31/2010		8,889,907	1.08	to	1.07	9,586,345	0.03	1.00	to	1.95	8.34	to	7.33
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.00	to	1.95	(0.12)	to	(0.23)

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Vanguard ETF - Growth Service Class
	12/31/2013		122,516,985	1.26	to	1.19	$196,467,643	1.33%	0.45%	to	1.95%	18.25%	to	16.51%
	12/31/2012		79,318,618	1.10	to	1.02	84,454,388	1.65	0.45	to	1.95	10.44	to	9.41
	12/31/2011		57,119,875	1.05	to	0.93	55,427,571	1.54	1.00	to	1.95	(2.11)	to	(3.02)
	12/31/2010		38,408,841	1.08	to	0.96	38,155,104	1.32	1.00	to	1.95	11.88	to	10.84
	12/31/2009		17,770,430	0.96	to	0.87	15,804,213	0.43	1.00	to	1.95	21.96	to	20.82
TA WMC Diversified Growth Initial Class
	12/31/2013		2,741,240	1.36	to	1.64	3,277,307	1.04	0.45	to	1.90	31.87	to	30.00
	12/31/2012		3,154,123	1.17	to	1.26	2,886,812	0.31	0.45	to	1.90	11.76	to	11.05
	12/31/2011		3,726,954	1.06	to	1.13	3,055,376	0.37	1.25	to	1.90	(4.92)	to	(5.52)
	12/31/2010		3,987,239	1.12	to	1.20	3,430,986	0.54	1.25	to	1.90	16.36	to	15.62
	12/31/2009		4,303,734	0.96	to	1.04	3,187,411	0.95	1.25	to	1.90	27.60	to	26.79
TA WMC Diversified Growth Service Class
	12/31/2013		975,383	1.36	to	1.69	1,861,412	0.84	1.15	to	1.95	30.63	to	29.61
	12/31/2012		778,449	1.04	to	1.31	1,097,644	0.12	1.15	to	1.95	11.57	to	10.69
	12/31/2011		678,266	0.93	to	1.18	849,840	0.21	1.15	to	1.95	(5.02)	to	(5.76)
	12/31/2010		66,028	0.98	to	1.25	86,455	0.36	1.15	to	1.95	16.15	to	15.24
	12/31/2009		44,361	0.84	to	1.09	50,589	0.53	1.15	to	1.95	27.43	to	26.43
Vanguard® Equity Index
	12/31/2013	(1)	—	11.79	to	11.76	—	—	0.45	to	0.80	—	to	—
Vanguard® International
	12/31/2013	(1)	—	11.67	to	11.64	—	—	0.45	to	0.80	—	to	—
Vanguard® Mid-Cap Index
	12/31/2013	(1)	—	11.84	to	11.81	—	—	0.45	to	0.80	—	to	—
Vanguard® REIT Index
	12/31/2013	(1)	—	8.91	to	8.89	—	—	0.45	to	0.80	—	to	—
Vanguard® Short-Term Investment Grade
	12/31/2013	(1)	—	9.98	to	9.95	—	—	0.45	to	0.80	—	to	—
Vanguard® Total Bond Market Index
	12/31/2013	(1)	—	9.63	to	9.61	—	—	0.45	to	0.80	—	to	—
Wanger International
	12/31/2013	(1)	—	11.06	to	11.04	—	—	0.45	to	0.80	—	to	—
Wanger USA
	12/31/2013	(1)	—	12.28	to	12.25	—	—	0.45	to	0.80	—	to	—

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

5. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.80% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
TA BlackRock Global Allocation - SC	0.10%
AllianceBernstein Balanced Wealth Strategy	0.20%
Franklin Templeton VIP Founding Funds Allocation	0.15%
American Funds - Asset Allocation	0.30%
American Funds - Bond	0.30%
American Funds - Growth	0.30%
American Funds - Growth-Income	0.30%
American Funds - International	0.30%
GE Investments Total Return	0.20%

6. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2013

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

45

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

	(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

	(b)	Exhibits:

		(1)		Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 1

		(2)		Not Applicable.

		(3)	(a)	Amended and Restated Principal Underwriting Agreement - Transamerica Financial Life Insurance Company and Transamerica Capital, Inc. Note 11

			(b)	Form of Broker/Dealer Life Insurance Company Product Sales Agreement by and between TCI Securities Corporation and the Broker/Dealer. Note 1

		(4)	(a)	Form of Policy. Note 11

			(b)	Form of Policy Rider (Return of Premium). Note 11

			(c)	Form of Policy Rider (Annual Step-Up). Note 11

			(d)	Form of Policy Rider (GPS). Note 8

			(e)	Form of Policy Rider (Income Link). Note 9

			(f)	Form of Policy Rider (RIM). Note 10

			(g)	Form of Policy Rider (Retirement Income Choice 1.6). Note 11

		(5)	(a)	Form of Application. Note 11

		(6)	(a)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 2

			(b)	ByLaws of Transamerica Life Insurance Company. Note 2

		(7)		Reinsurance Agreements. Not Applicable.

		(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

			(a)(1)	Amendment No. 2 to Participation Agreement (AllianceBernstein). Note 1

			(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 1

			(a)(3)	Amendment No. 6 to Participation Agreement (AllianceBernstein). Note 1

		(8)	(b)	Participation Agreement (American Funds). Note 4

			(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 1

			(b)(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 16

		(8)	(c)	Participation Agreement (Fidelity - II). Note 5

			(c)(1)	Amendment No. 1 to Participation Agreement (Fidelity - II). Note 5

			(c)(2)	Amendment No. 9 to Participation Agreement (Fidelity - II). Note 6

			(c)(3)	Summary Prospectus Agreement (Fidelity - II). Note 1

			(c)(4)	Amendment No.10 to Participation Agreement (Fidelity - II). Note 14

			(c)(5)	Amended and Restated Participation Agreement (Fidelity - II). Note 17

		(8)	(d)	Participation Agreement (Fidelity - III). Note 5

			(d)(1)	Amendment No. 1 to Participation Agreement (Fidelity - III). Note 5

			(d)(2)	Amendment No. 7 to Participation Agreement (Fidelity - III). Note 6

			(d)(3)	Summary Prospectus Agreement (Fidelity - III). Note 1

			(d)(4)	Amendment No.8 to Participation Agreement (Fidelity - III). Note 14

			(d)(5)	Amended and Restated Participation Agreement (Fidelity - III). Note 17

	(8)	(e)	Participation Agreement (GE). Note 4

		(e)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

		(e)(2)	Amendment No. 2 to Participation Agreement (GE). Note 14

	(8)	(f)	Participation Agreement (TST). Note 11

		(f)(1)	Amendment No. 1 to Participation Agreement (TST). Note 13

		(f)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 15

		(f)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 16.

		(f)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 17.

	(9)		Opinion and Consent of Counsel. Note 17

	(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 17

		(b)	Consent of Independent Registered Public Accounting Firm. Note 12

	(11)		Not applicable.

	(12)		Not applicable.

	(13)		Powers of Attorney. Elizabeth Belanger, Steven E. Frushtick, John T. Mallett, Eric J. Martin, Marc Cahn, J. Kelly Adams, Peter G. Kunkel, William Brown Jr. and Peter P. Post Note 14

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-185574) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-172715) filed on May 6, 2011.

Note 3.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N- 4 Registration Statement (File No. 333-147041) filed on May 22, 2008.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-83560) filed on November 19, 2009

Note 5.	Incorporated herein by reference to Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) filed on April 27, 2001.

Note 6.	Incorporated herein by reference to Pre Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-172715) filed on September 19, 2011

Note 7.	Incorporated herein by reference to Post Effective Amendment No. 38 to Form N-4 Registration Statement (33-83560) filed on September 10, 2012.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) filed on October 28, 2004.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 33-83560) filed on August 6, 2010.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-83560) filed on April 25, 2011.

Note 11.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185574) filed on April 10, 2013.

Note 12.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185574) filed on April 24, 2013.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 14.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-189436) filed on September 11, 2013.

Note 15.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on October 2, 2013.

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186035) filed on February 21, 2014.

Note 17.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
William Brown, Jr.	Director
14 Windward Avenue
White Plains, NY 10605

Steven E. Frushtick	Director
500 5th Avenue
New York, NY 10110

Peter P. Post	Director
64 Middle Patent Road
Armonk, NY 10504

Mark Cahn 440 Mamaroneck Avenue	Director, Senior Vice President, Assistant Secretary and Division General Counsel
Harrison, NY 10528

Eric J. Martin	Controller
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Peter G. Kunkel	Director, President and Chairman of the Board
440 Mamaroneck Avenue
Harrison, NY 10528

Elizabeth Belanger	Director and Vice President
440 Mamaroneck Avenue
Harrison, NY 10528

J. Kelly Adams	Vice President and Chief Financial Officer
1400 Center View Dr.
Little Rock, Arkansas 72211

John T. Mallett	Director and Vice President
4333 Edgewood Rd, N.E.
Cedar Rapids, IA 52499

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	Partners: AEGON USA Realty Advisors, LLC (99%); AEGON-CMF GP, LLC (1%)	Investment in mortgages

AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.2389%) ; Monumental Life Insurance Company (8.7611%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing

ARV Pacific Villas, A California Limited Partnership	California	Partners: Transamerica Affordable housing - 0.05% General Partner; non-AEGON affiliate, Jamboree Housing Corporation - 0.05% Managing General Partner; Transamerica Life Insurance Company - 67% Limited Partner; Monumental Life Insurance Company - 32% Limited Partner	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own comon shares of stock	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Invesments

Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXXVIII, LLC	Delaware	Sole Member - Garnet Community Investments XXXVIII, LLC	Investments

Garnet LIHTC Fund XXXIX, LLC	Delaware	Sole Member - Garnet Community Investments XXXIX, LLC	Investments

Garnet LIHTC Fund XL, LLC	Delaware	Sole Member - Garnet Community Investments XL, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)	Affordable housing

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company

Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	100% AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer

Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.

Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor

Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.

Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.

Transamerica Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments

Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (82.35%); Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of February 28, 2014, there were 2,671 Owners of the Policies for Transamerica Variable Annuity Series; and 4 Owners of the Policies for Partners Variable Annuity Series.

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Jeffrey T. McGlaun	(3)	Assistant Treasurer

C. Michael Van Katwijk	(3)	Treasurer

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$20,607,216	0	0	0

(1)	Fiscal Year 2013

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 2014.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

Peter G. Kunkel*
Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Steven E. Frushtick	Director	, 2014

* Peter P. Post	Director	, 2014

* William Brown, Jr.	Director	, 2014

* Peter G. Kunkel	Director, Chairman of the Board and President	, 2014

* Elizabeth Belanger	Director and Vice President	, 2014

* John T. Mallett	Director and Vice President	, 2014

* J. Kelly Adams	Chief Financial Officer and Vice President	, 2014

* Marc Cahn	Director, Assistant Secretary, Senior Vice President and Division General Counsel	, 2014

* Eric J. Martin	Controller	, 2014

/s/ Darin D. Smith Darin D. Smith	Vice President, Assistant Secretary and Managing Assistant General Counsel	April 28, 2014

*By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

333 – 185574

811 - 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA VARIABLE ANNUITY SERIES

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(c)(5)	Amended and Restated Participation Agreement (Fidelity - II)

8(d)(5)	Amended and Restated Participation Agreement (Fidelity - III)

8(f)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST)

9	Opinion and Consent of Counsel

10	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.